UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 04/30/2025

Date of reporting period: 10/31/2024

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares Dow Jones U.S. ETF

IYY |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Dow Jones U.S. ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Dow Jones U.S. ETF	$11	0.20%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
13.76%	37.86%	14.58%	12.38%
S&P Total Market Index...
13.84	37.99	14.51	12.37
Dow Jones U.S. Index™...
13.87	38.10	14.79	12.58

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$2,211,565,744
Number of Portfolio Holdings...
1,030
Portfolio Turnover Rate...
2%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
30.5%
Financials...
13.8
Health Care...
11.0
Consumer Discretionary...
10.2
Industrials...
9.4
Communication Services...
8.7
Consumer Staples...
5.5
Energy...
3.4
Real Estate...
2.5
Materials...
2.5
Utilities...
2.5

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.5%
NVIDIA Corp...
6.2
Microsoft Corp...
5.7
Amazon.com, Inc...
3.3
Meta Platforms, Inc., Class A...
2.3
Alphabet, Inc., Class A...
1.9
Alphabet, Inc., Class C, NVS...
1.6
Berkshire Hathaway, Inc., Class B...
1.6
Broadcom, Inc...
1.5
Tesla, Inc...
1.3

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Dow Jones U.S. ETF

Semi-Annual Shareholder Report — October 31, 2024

IYY-10/24-SAR

iShares MSCI KLD 400 Social ETF

DSI |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares MSCI KLD 400 Social ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI KLD 400 Social ETF	$13	0.25%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
12.70%	37.85%	15.24%	12.69%
MSCI USA Index...
14.11	38.40	15.27	12.95
MSCI KLD 400 Social Index...
12.84	38.07	15.50	13.06

The Fund has added the MSCI USA Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$4,696,097,626
Number of Portfolio Holdings...
405
Portfolio Turnover Rate...
1%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
37.7%
Financials...
12.3
Health Care...
9.1
Industrials...
9.0
Consumer Discretionary...
9.0
Communication Services...
8.8
Consumer Staples...
5.9
Real Estate...
3.0
Materials...
2.8
Energy...
1.4
Utilities...
1.0

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
12.4%
Microsoft Corp...
10.9
Alphabet, Inc., Class A...
3.8
Alphabet, Inc., Class C, NVS...
3.3
Tesla, Inc...
2.7
Visa, Inc., Class A...
1.7
Mastercard, Inc., Class A...
1.6
Home Depot, Inc. (The)...
1.5
Procter & Gamble Co. (The)...
1.5
AbbVie, Inc...
1.4

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI KLD 400 Social ETF

Semi-Annual Shareholder Report — October 31, 2024

DSI-10/24-SAR

iShares MSCI USA ESG Select ETF

SUSA |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares MSCI USA ESG Select ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA ESG Select ETF	$13	0.25%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
13.75%	37.84%	14.97%	12.55%
MSCI USA Index...
14.11	38.40	15.27	12.95
MSCI USA Extended ESG Select Index...
13.90	38.10	15.25	12.93

The Fund has added the MSCI USA Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$3,650,515,736
Number of Portfolio Holdings...
178
Portfolio Turnover Rate...
9%

The performance of MSCI USA Extended ESG Select Index in this report reflects the performance of the MSCI USA ESG Select Index through May 31, 2018 and, beginning on June 1, 2018, the performance of MSCI USA Extended ESG Select Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
34.0%
Industrials...
11.9
Health Care...
11.5
Financials...
10.2
Consumer Staples...
8.4
Consumer Discretionary...
7.1
Communication Services...
6.2
Energy...
3.9
Materials...
3.4
Real Estate...
2.6
Utilities...
0.8

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
5.1%
Apple, Inc...
4.9
Microsoft Corp...
4.7
Alphabet, Inc., Class A...
2.0
Alphabet, Inc., Class C, NVS...
1.9
Coca-Cola Co. (The)...
1.8
Home Depot, Inc. (The)...
1.7
Broadcom, Inc...
1.7
Eli Lilly & Co...
1.5
Kellanova...
1.4

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA ESG Select ETF

Semi-Annual Shareholder Report — October 31, 2024

SUSA-10/24-SAR

iShares U.S. Basic Materials ETF

IYM |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares U.S. Basic Materials ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Basic Materials ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
3.96%	20.93%	11.56%	7.57%
Russell 3000® Index...
13.85	37.86	14.60	12.44
Russell 1000 Basic Materials RIC 22.5/45 Capped Index...
4.15	21.39	11.99	7.99

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$567,474,517
Number of Portfolio Holdings...
39
Portfolio Turnover Rate...
10%

The performance of the Russell 1000 Basic Materials RIC 22.5/45 Capped Index in this report reflects the performance of the Dow Jones U.S. Basic Materials IndexTM through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Basic Materials RIC 22.5/45 Capped Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Chemicals...
59.0%
Metals & Mining...
28.2
Containers & Packaging...
5.7
Trading Companies & Distributors...
4.1
Machinery...
2.2
Aerospace & Defense...
0.8

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Linde PLC...
21.3%
Air Products and Chemicals, Inc...
8.2
Freeport-McMoRan, Inc...
7.6
Ecolab, Inc...
7.3
Fastenal Co...
4.1
Newmont Corp...
3.9
Nucor Corp...
3.4
Steel Dynamics, Inc...
3.2
International Paper Co...
3.1
International Flavors & Fragrances, Inc...
3.0

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Basic Materials ETF

Semi-Annual Shareholder Report — October 31, 2024

IYM-10/24-SAR

iShares U.S. Consumer Discretionary ETF

IYC |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares U.S. Consumer Discretionary ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Discretionary ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
12.60%	35.79%	10.40%	11.48%
Russell 3000® Index...
13.85	37.86	14.60	12.44
Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index...
12.80	36.28	10.81	11.93

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$1,024,354,022
Number of Portfolio Holdings...
179
Portfolio Turnover Rate...
12%

The performance of the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index in this report reflects the performance of the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index through June 23, 2019, the performance of the Dow Jones U.S. Consumer Services Capped (TR) IndexTM beginning on June 24, 2019 through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Consumer Discretionary Distribution & Retail...
32.5%
Consumer Services...
19.1
Media & Entertainment...
13.6
Automobiles & Components...
10.5
Consumer Staples Distribution & Retail...
10.3
Consumer Durables & Apparel...
7.9
Transportation...
4.4
Commercial & Professional Services...
1.2
Household & Personal Products...
0.4
Capital Goods...
0.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Amazon.com, Inc...
14.5%
Tesla, Inc...
7.9
Home Depot, Inc. (The)...
4.4
Netflix, Inc...
4.3
Walmart, Inc...
4.2
Costco Wholesale Corp...
4.2
McDonald's Corp...
3.6
Walt Disney Co. (The)...
3.0
Booking Holdings, Inc...
2.7
Lowe's Companies, Inc...
2.6

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Consumer Discretionary ETF

Semi-Annual Shareholder Report — October 31, 2024

IYC-10/24-SAR

iShares U.S. Consumer Staples ETF

IYK |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares U.S. Consumer Staples ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Staples ETF	$19	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
3.50%	14.59%	12.45%	9.62%
Russell 3000® Index...
13.85	37.86	14.60	12.44
Russell 1000 Consumer Staples RIC 22.5/45 Capped Index...
3.70	15.03	12.91	10.07

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$1,307,826,155
Number of Portfolio Holdings...
58
Portfolio Turnover Rate...
6%

The performance of the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index in this report reflects the performance of the Dow Jones U.S. Consumer Goods IndexTM through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Food, Beverage & Tobacco...
57.3%
Household & Personal Products...
26.4
Health Care Equipment & Services...
8.1
Consumer Staples Distribution & Retail...
6.2
Materials...
2.0

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Procter & Gamble Co. (The)...
15.9%
Coca-Cola Co. (The)...
10.5
PepsiCo, Inc...
9.5
Philip Morris International, Inc...
8.7
Altria Group, Inc...
4.4
Mondelez International, Inc., Class A...
4.3
Colgate-Palmolive Co...
3.6
CVS Health Corp...
3.3
McKesson Corp...
3.1
Kimberly-Clark Corp...
2.1

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Funds. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Consumer Staples ETF

Semi-Annual Shareholder Report — October 31, 2024

IYK-10/24-SAR

iShares U.S. Energy ETF

IYE |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares U.S. Energy ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Energy ETF	$19	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
(3.32)%	7.01%	13.22%	2.90%
Russell 3000® Index...
13.85	37.86	14.60	12.44
Russell 1000 Energy RIC 22.5/45 Capped Index...
(3.13)	7.43	13.67	3.30

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$1,246,930,127
Number of Portfolio Holdings...
45
Portfolio Turnover Rate...
8%

The performance of the Russell 1000 Energy RIC 22.5/45 Capped Index in this report reflects the performance of the Dow Jones U.S. Oil & Gas IndexTM through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Energy RIC 22.5/45 Capped Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil, Gas & Consumable Fuels...
89.9%
Energy Equipment & Services...
8.3
Semiconductors & Semiconductor Equipment...
1.8

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Exxon Mobil Corp...
22.7%
Chevron Corp...
14.9
ConocoPhillips...
7.4
EOG Resources, Inc...
4.1
Williams Companies, Inc. (The)...
3.7
Schlumberger N.V...
3.3
ONEOK, Inc...
3.3
Marathon Petroleum Corp...
3.0
Phillips 66...
3.0
Kinder Morgan, Inc., Class P...
2.8

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Energy ETF

Semi-Annual Shareholder Report — October 31, 2024

IYE-10/24-SAR

iShares U.S. Financial Services ETF

IYG |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares U.S. Financial Services ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Financial Services ETF	$21	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
16.80%	50.49%	11.38%	11.38%
S&P Total Market Index...
13.84	37.99	14.51	12.37
Dow Jones U.S. Financial Services Index™...
17.01	51.08	11.81	11.83

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$1,473,614,680
Number of Portfolio Holdings...
105
Portfolio Turnover Rate...
2%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Financial Services...
68.5%
Banks...
31.5

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
14.5%
JPMorgan Chase & Co...
11.1
Visa, Inc., Class A...
8.5
Mastercard, Inc., Class A...
7.2
Bank of America Corp...
5.0
Wells Fargo & Co...
3.9
Goldman Sachs Group, Inc. (The)...
2.9
S&P Global, Inc...
2.7
American Express Co...
2.7
Morgan Stanley...
2.5

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Financial Services ETF

Semi-Annual Shareholder Report — October 31, 2024

IYG-10/24-SAR

iShares U.S. Financials ETF

IYF |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares U.S. Financials ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Financials ETF	$21	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
17.91%	49.38%	12.17%	11.29%
Russell 3000® Index...
13.85	37.86	14.60	12.44
Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index...
18.13	49.99	12.63	11.74

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$3,278,651,286
Number of Portfolio Holdings...
141
Portfolio Turnover Rate...
2%

The performance of the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index in this report reflects the performance of the Dow Jones U.S. Financials Capped (TR) IndexTM through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Financial Services...
47.4%
Banks...
30.5
Insurance...
21.7
Commercial & Professional Services...
0.4

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
12.1%
JPMorgan Chase & Co...
9.6
Bank of America Corp...
4.5
Wells Fargo & Co...
4.1
Goldman Sachs Group, Inc. (The)...
3.0
S&P Global, Inc...
2.7
BlackRock, Inc...
2.6
Progressive Corp. (The)...
2.6
Morgan Stanley...
2.4
Citigroup, Inc...
2.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Financials ETF

Semi-Annual Shareholder Report — October 31, 2024

IYF-10/24-SAR

iShares U.S. Healthcare ETF

IYH |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares U.S. Healthcare ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Healthcare ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
6.18%	20.77%	10.69%	9.62%
Russell 3000® Index...
13.85	37.86	14.60	12.44
Russell 1000 Health Care RIC 22.5/45 Capped Index...
6.37	21.22	11.12	10.05

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$3,305,990,724
Number of Portfolio Holdings...
110
Portfolio Turnover Rate...
3%

The performance of the Russell 1000 Health Care RIC 22.5/45 Capped Index in this report reflects the performance of the Dow Jones U.S. Health Care IndexTM through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Health Care RIC 22.5/45 Capped Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Pharmaceuticals...
30.9%
Health Care Equipment & Supplies...
21.1
Biotechnology...
18.9
Health Care Providers & Services...
17.6
Life Sciences Tools & Services...
10.8
Health Care Technology...
0.7

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Eli Lilly & Co...
11.9%
UnitedHealth Group, Inc...
9.3
Johnson & Johnson...
6.9
AbbVie, Inc...
6.5
Merck & Co., Inc...
4.6
Thermo Fisher Scientific, Inc...
3.7
Abbott Laboratories...
3.5
Intuitive Surgical, Inc...
3.2
Amgen, Inc...
3.1
Pfizer, Inc...
2.9

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Healthcare ETF

Semi-Annual Shareholder Report — October 31, 2024

IYH-10/24-SAR

iShares U.S. Industrials ETF

IYJ |Cboe BZX Exchange

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares U.S. Industrials ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Industrials ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
11.31%	38.22%	11.86%	11.16%
Russell 3000® Index...
13.85	37.86	14.60	12.44
Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index...
11.52	38.75	12.30	11.63

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$1,537,927,026
Number of Portfolio Holdings...
193
Portfolio Turnover Rate...
3%

The performance of the Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index in this report reflects the performance of the Dow Jones U.S. Industrials IndexTM through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Capital Goods...
48.4%
Financial Services...
22.3
Transportation...
8.6
Materials...
7.5
Commercial & Professional Services...
6.7
Software & Services...
4.0
Technology Hardware & Equipment...
1.6
Consumer Durables & Apparel...
0.4
Pharmaceuticals, Biotechnology & Life Sciences...
0.4
Semiconductors & Semiconductor Equipment...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Visa, Inc., Class A...
6.9%
Mastercard, Inc., Class A...
6.2
Accenture PLC, Class A...
3.2
General Electric Co...
2.8
Caterpillar, Inc...
2.8
RTX Corp...
2.4
American Express Co...
2.3
Union Pacific Corp...
2.1
Honeywell International, Inc...
2.0
Eaton Corp. PLC...
2.0

⁽ᵃ⁾ Excludes money market funds.

⁽ᵇ⁾ Ten largest industries are presented. Additional industries are found in Other.

⁽ᶜ⁾Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Industrials ETF

Semi-Annual Shareholder Report — October 31, 2024

IYJ-10/24-SAR

iShares U.S. Technology ETF

IYW |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares U.S. Technology ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Technology ETF	$21	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
17.78%	45.86%	23.85%	20.39%
Russell 3000® Index...
13.85	37.86	14.60	12.44
Russell 1000 Technology RIC 22.5/45 Capped Index...
18.03	46.28	24.31	20.89

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$18,536,634,853
Number of Portfolio Holdings...
144
Portfolio Turnover Rate...
5%

The performance of the Russell 1000 Technology RIC 22.5/45 Capped Index in this report reflects the performance of the Dow Jones U.S. Technology Total Return Index through June 23, 2019, the performance of the Dow Jones U.S. Technology Capped IndexTM beginning on June 24, 2019 through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Technology RIC 22.5/45 Capped Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Software...
34.1%
Semiconductors & Semiconductor Equipment...
31.7
Technology Hardware, Storage & Peripherals...
17.0
Interactive Media & Services...
9.3
IT Services...
4.1
Electronic Equipment, Instruments & Components...
1.6
Professional Services...
1.0
Hotels, Restaurants & Leisure...
0.5
Electrical Equipment...
0.4
Communications Equipment...
0.1
OtherFootnote Reference(b)...
0.2

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
15.5%
NVIDIA Corp...
14.8
Microsoft Corp...
14.3
Meta Platforms, Inc., Class A...
4.1
Broadcom, Inc...
3.4
Alphabet, Inc., Class A...
2.7
Salesforce, Inc...
2.4
Oracle Corp...
2.3
Alphabet, Inc., Class C, NVS...
2.2
Advanced Micro Devices, Inc...
2.1

⁽ᵃ⁾ Excludes money market funds.

⁽ᵇ⁾ Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Funds. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Technology ETF

Semi-Annual Shareholder Report — October 31, 2024

IYW-10/24-SAR

iShares U.S. Transportation ETF

IYT |Cboe BZX Exchange

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares U.S. Transportation ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Transportation ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
8.35%	28.72%	9.29%	7.10%
S&P Total Market Index...
13.84	37.99	14.51	12.37
S&P Transportation Select Industry FMC Capped Index...
8.57	29.23	10.30	7.73

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$647,757,785
Number of Portfolio Holdings...
47
Portfolio Turnover Rate...
5%

The performance of the S&P Transportation Select Industry FMC Capped Index in this report reflects the performance of the Dow Jones Transportation Average IndexTM through July 18, 2021 and, beginning on July 19, 2021, the performance of the S&P Transportation Select Industry FMC Capped Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Ground Transportation...
61.1%
Air Freight & Logistics...
19.6
Passenger Airlines...
17.2
Marine Transportation...
2.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Uber Technologies, Inc...
17.4%
Union Pacific Corp...
16.3
United Parcel Service, Inc., Class B...
8.6
Delta Air Lines, Inc...
5.5
Old Dominion Freight Line, Inc...
4.5
United Airlines Holdings, Inc...
4.4
CSX Corp...
4.3
Norfolk Southern Corp...
4.2
FedEx Corp...
4.1
Southwest Airlines Co...
3.1

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Transportation ETF

Semi-Annual Shareholder Report — October 31, 2024

IYT-10/24-SAR

iShares U.S. Utilities ETF

IDU |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares U.S. Utilities ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Utilities ETF	$21	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
19.47%	38.93%	7.43%	9.01%
Russell 3000® Index...
13.85	37.86	14.60	12.44
Russell 1000 Utilities RIC 22.5/45 Capped Index...
19.71	39.49	7.84	9.46

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$1,456,367,908
Number of Portfolio Holdings...
47
Portfolio Turnover Rate...
2%

The performance of the Russell 1000 Utilities RIC 22.5/45 Capped Index in this report reflects the performance of the Dow Jones Utilities IndexTM through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Utilities RIC 22.5/45 Capped Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Electric Utilities...
58.0%
Multi-Utilities...
22.5
Commercial Services & Supplies...
10.3
Independent Power and Renewable Electricity Producers...
4.4
Water Utilities...
2.6
Gas Utilities...
2.2

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NextEra Energy, Inc...
11.6%
Southern Co. (The)...
7.1
Duke Energy Corp...
6.3
Waste Management, Inc...
6.2
Constellation Energy Corp...
5.9
Sempra...
3.8
American Electric Power Co., Inc...
3.7
Dominion Energy, Inc...
3.5
Public Service Enterprise Group, Inc...
3.2
PG&E Corp...
3.1

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Utilities ETF

Semi-Annual Shareholder Report — October 31, 2024

IDU-10/24-SAR

(b)     Not Applicable
Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments
              (a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
October 31, 2024
2024 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Dow Jones U.S. ETF | IYY | NYSE Arca
iShares MSCI KLD 400 Social ETF | DSI | NYSE Arca
iShares MSCI USA ESG Select ETF | SUSA | NYSE Arca
iShares U.S. Basic Materials ETF | IYM | NYSE Arca
iShares U.S. Consumer Discretionary ETF | IYC | NYSE Arca
iShares U.S. Consumer Staples ETF | IYK | NYSE Arca
iShares U.S. Energy ETF | IYE | NYSE Arca
iShares U.S. Financial Services ETF | IYG | NYSE Arca
iShares U.S. Financials ETF | IYF | NYSE Arca
iShares U.S. Healthcare ETF | IYH | NYSE Arca
iShares U.S. Industrials ETF | IYJ | Cboe BZX Exchange
iShares U.S. Technology ETF | IYW | NYSE Arca
iShares U.S. Transportation ETF | IYT | Cboe BZX Exchange
iShares U.S. Utilities ETF | IDU | NYSE Arca

Table of Contents
Page

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
Axon Enterprise, Inc.
(a)
..................... 2,976 $ 1,260,336
Boeing Co. (The)
(a)
........................ 30,424 4,542,608
BWX Technologies, Inc. .................... 3,894 474,095
Curtiss-Wright Corp. ....................... 1,602 552,626
General Dynamics Corp. .................... 10,778 3,142,973
General Electric Co ....................... 45,172 7,759,646
HEICO Corp. ........................... 1,644 402,698
HEICO Corp. , Class A ...................... 3,062 587,935
Hexcel Corp. ............................ 3,557 208,760
Howmet Aerospace, Inc. .................... 17,056 1,700,824
Huntington Ingalls Industries, Inc. .............. 1,676 309,993
L3Harris Technologies, Inc. .................. 7,932 1,962,932
Lockheed Martin Corp. ..................... 8,828 4,820,529
Northrop Grumman Corp. ................... 5,703 2,902,941
RTX Corp. ............................. 55,410 6,704,056
Textron, Inc. ............................ 7,831 629,769
TransDigm Group, Inc. ..................... 2,341 3,048,684
Woodward, Inc. .......................... 2,436 399,723
41,411,128
a
Air Freight & Logistics  —  0 .4%
CH Robinson Worldwide, Inc. ................ 4,871 501,908
Expeditors International of Washington, Inc. ....... 5,857 696,983
FedEx Corp. ............................ 9,419 2,579,393
GXO Logistics, Inc.
(a) (b)
..................... 4,901 293,129
United Parcel Service, Inc. , Class B ............ 30,608 4,103,308
8,174,721
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 11,107 631,211
Autoliv, Inc. ............................. 3,092 287,185
BorgWarner, Inc. ......................... 9,715 326,715
Gentex Corp. ........................... 9,606 291,158
Lear Corp. ............................. 2,448 234,421
Mobileye Global, Inc. , Class A
(a)
............... 3,179 43,266
1,813,956
a
Automobiles  —  1 .5%
Ford Motor Co. .......................... 161,767 1,664,582
General Motors Co. ....................... 46,970 2,384,197
Harley-Davidson, Inc. ...................... 4,929 157,482
Lucid Group, Inc.
(a) (b)
....................... 47,314 104,564
Rivian Automotive, Inc. , Class A
(a) (b)
............. 29,756 300,536
Tesla, Inc.
(a)
............................. 115,587 28,879,412
Thor Industries, Inc. ....................... 2,267 235,949
33,726,722
a
Banks  —  3 .4%
Bank of America Corp. ..................... 281,234 11,761,206
Bank OZK ............................. 4,423 193,506
BOK Financial Corp. ....................... 938 99,644
Citigroup, Inc. ........................... 79,680 5,113,066
Citizens Financial Group, Inc. ................ 18,736 789,160
Comerica, Inc. ........................... 5,116 325,940
Commerce Bancshares, Inc. ................. 5,052 315,750
Cullen/Frost Bankers, Inc. ................... 2,649 337,350
East West Bancorp, Inc. .................... 5,914 576,556
Fifth Third Bancorp ....................... 28,285 1,235,489
First Citizens BancShares, Inc. , Class A .......... 495 958,988
First Financial Bankshares, Inc. ............... 5,240 189,374
First Horizon Corp. ........................ 22,202 384,761
FNB Corp. ............................. 14,782 214,339
Glacier Bancorp, Inc. ...................... 4,693 244,740
Security Shares Value
a
Banks (continued)
Home BancShares, Inc. .................... 7,776 $ 212,207
Huntington Bancshares, Inc. ................. 60,061 936,351
JPMorgan Chase & Co. .................... 118,528 26,303,734
KeyCorp ............................... 38,788 669,093
M&T Bank Corp. ......................... 7,023 1,367,238
Pinnacle Financial Partners, Inc. ............... 3,214 338,916
PNC Financial Services Group, Inc. (The) ........ 16,493 3,105,137
Popular, Inc. ............................ 3,151 281,164
Prosperity Bancshares, Inc. .................. 3,913 286,432
Regions Financial Corp. .................... 38,043 908,086
SouthState Corp. ......................... 3,130 305,269
Synovus Financial Corp. .................... 6,097 304,057
TFS Financial Corp. ....................... 2,182 28,039
Truist Financial Corp. ...................... 55,822 2,403,137
U.S. Bancorp ........................... 64,923 3,136,430
UMB Financial Corp. ...................... 1,798 197,294
United Bankshares, Inc. .................... 5,651 212,930
Valley National Bancorp .................... 17,611 166,776
Webster Financial Corp. .................... 7,340 380,212
Wells Fargo & Co. ........................ 141,799 9,205,591
Western Alliance Bancorp ................... 4,509 375,194
Wintrust Financial Corp. .................... 2,743 317,886
Zions Bancorp NA ........................ 6,132 319,232
74,500,274
a
Beverages  —  1 .2%
Brown-Forman Corp. , Class A ................ 2,262 98,578
Brown-Forman Corp. , Class B , NVS ............ 7,600 334,628
Celsius Holdings, Inc.
(a)
..................... 6,156 185,172
Coca-Cola Co. (The) ...................... 161,592 10,553,574
Coca-Cola Consolidated, Inc. ................. 247 277,692
Constellation Brands, Inc. , Class A ............. 6,549 1,521,595
Keurig Dr Pepper, Inc. ..................... 46,879 1,544,663
Molson Coors Beverage Co. , Class B ........... 7,342 399,919
Monster Beverage Corp.
(a)
................... 29,352 1,546,263
National Beverage Corp. .................... 1,002 45,280
PepsiCo, Inc. ........................... 57,221 9,503,264
26,010,628
a
Biotechnology  —  2 .1%
AbbVie, Inc. ............................ 73,585 15,001,774
Alkermes PLC
(a)
.......................... 6,905 177,459
Alnylam Pharmaceuticals, Inc.
(a)
............... 5,303 1,413,727
Amgen, Inc. ............................ 22,384 7,166,461
Apellis Pharmaceuticals, Inc.
(a)
................ 4,415 120,353
Arrowhead Pharmaceuticals, Inc.
(a)
............. 5,207 100,131
Biogen, Inc.
(a)
........................... 6,118 1,064,532
BioMarin Pharmaceutical, Inc.
(a)
............... 7,884 519,477
Blueprint Medicines Corp.
(a)
.................. 2,640 231,026
CRISPR Therapeutics AG
(a) (b)
................. 3,571 165,659
Denali Therapeutics, Inc.
(a)
.................. 5,281 137,095
Exact Sciences Corp.
(a) (b)
.................... 7,583 522,696
Exelixis, Inc.
(a)
........................... 11,920 395,744
Gilead Sciences, Inc. ...................... 51,754 4,596,790
Halozyme Therapeutics, Inc.
(a)
................ 5,178 261,851
Incyte Corp.
(a)
........................... 6,673 494,603
Insmed, Inc.
(a) (b)
.......................... 7,183 483,272
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 6,779 260,246
Moderna, Inc.
(a)
.......................... 13,994 760,714
Natera, Inc.
(a)
........................... 5,168 625,121
Neurocrine Biosciences, Inc.
(a)
................ 4,275 514,154
Regeneron Pharmaceuticals, Inc.
(a)
............. 4,413 3,698,977
Roivant Sciences, Ltd.
(a)
.................... 18,234 210,603
Sarepta Therapeutics, Inc.
(a)
................. 4,049 510,174

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 3,802 $ 193,864
United Therapeutics Corp.
(a)
.................. 1,865 697,454
Vaxcyte, Inc.
(a) (b)
.......................... 4,684 498,143
Vertex Pharmaceuticals, Inc.
(a)
................ 10,736 5,110,121
45,932,221
a
Broadline Retail  —  3 .3%
Amazon.com, Inc.
(a)
....................... 389,140 72,535,696
eBay, Inc. .............................. 20,436 1,175,274
Etsy, Inc.
(a)
............................. 4,968 255,554
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 2,576 236,554
74,203,078
a
Building Products  —  0 .7%
A O Smith Corp. ......................... 4,925 369,868
Advanced Drainage Systems, Inc. ............. 2,887 432,704
Allegion PLC ............................ 3,680 513,838
Armstrong World Industries, Inc. ............... 1,896 264,587
Builders FirstSource, Inc.
(a)
.................. 4,866 834,032
Carlisle Companies, Inc. .................... 1,927 813,637
Carrier Global Corp. ....................... 35,036 2,547,818
Fortune Brands Innovations, Inc. .............. 5,125 427,066
Johnson Controls International PLC ............ 27,918 2,109,205
Lennox International, Inc. ................... 1,322 796,598
Masco Corp. ............................ 9,054 723,505
Owens Corning .......................... 3,618 639,626
Simpson Manufacturing Co., Inc. .............. 1,786 321,105
Trane Technologies PLC .................... 9,432 3,491,349
Trex Co., Inc.
(a)
.......................... 4,660 330,161
UFP Industries, Inc. ....................... 2,548 311,722
Zurn Elkay Water Solutions Corp.
(b)
............. 6,026 217,539
15,144,360
a
Capital Markets  —  3 .3%
Affiliated Managers Group, Inc. ............... 1,246 241,599
Ameriprise Financial, Inc. ................... 4,104 2,094,271
Ares Management Corp. , Class A .............. 7,706 1,292,142
Bank of New York Mellon Corp. (The) ........... 30,842 2,324,253
BlackRock, Inc.
(c)
......................... 5,795 5,685,069
Blackstone, Inc. , NVS ...................... 29,988 5,030,487
Blue Owl Capital, Inc. , Class A ................ 21,576 482,439
Carlyle Group, Inc. (The) .................... 8,962 448,369
Cboe Global Markets, Inc. ................... 4,349 928,816
Charles Schwab Corp. (The) ................. 62,234 4,408,034
CME Group, Inc. , Class A ................... 15,001 3,380,625
Coinbase Global, Inc. , Class A
(a)
............... 8,483 1,520,578
Evercore, Inc. , Class A ..................... 1,490 393,613
FactSet Research Systems, Inc. ............... 1,607 729,675
Franklin Resources, Inc. .................... 12,583 261,349
Goldman Sachs Group, Inc. (The) ............. 13,152 6,809,974
Hamilton Lane, Inc. , Class A ................. 1,693 304,131
Houlihan Lokey, Inc. , Class A ................. 2,228 384,932
Interactive Brokers Group, Inc. , Class A .......... 4,461 680,659
Intercontinental Exchange, Inc. ............... 23,918 3,728,099
Invesco Ltd. ............................ 18,806 326,096
Janus Henderson Group PLC ................ 5,477 226,255
Jefferies Financial Group, Inc. ................ 6,784 434,040
KKR & Co., Inc. .......................... 28,185 3,896,294
Lazard, Inc. ............................ 4,700 249,053
LPL Financial Holdings, Inc. .................. 3,112 878,144
MarketAxess Holdings, Inc. .................. 1,574 455,547
Moody's Corp. ........................... 6,498 2,950,352
Morgan Stanley .......................... 51,847 6,027,214
Morningstar, Inc. ......................... 1,103 361,839
MSCI, Inc. , Class A ....................... 3,286 1,876,963
Security Shares Value
a
Capital Markets (continued)
Nasdaq, Inc. ............................ 17,355 $ 1,282,882
Northern Trust Corp. ....................... 8,426 846,982
Raymond James Financial, Inc. ............... 7,667 1,136,403
Robinhood Markets, Inc. , Class A
(a)
............. 29,652 696,526
S&P Global, Inc. ......................... 13,339 6,407,522
SEI Investments Co. ....................... 4,140 309,506
State Street Corp. ........................ 12,403 1,150,998
Stifel Financial Corp. ...................... 4,170 432,095
T Rowe Price Group, Inc. ................... 9,223 1,013,239
TPG, Inc. , Class A ........................ 3,660 247,709
Tradeweb Markets, Inc. , Class A ............... 4,878 619,506
Virtu Financial, Inc. , Class A .................. 3,276 101,425
73,055,704
a
Chemicals  —  1 .4%
Air Products and Chemicals, Inc. .............. 9,291 2,885,134
Albemarle Corp. ......................... 4,913 465,409
Ashland, Inc. ............................ 1,957 165,504
Axalta Coating Systems Ltd.
(a)
................ 9,272 351,594
Celanese Corp. .......................... 4,566 575,179
CF Industries Holdings, Inc. .................. 7,669 630,622
Chemours Co. (The) ....................... 6,232 113,173
Corteva, Inc. ............................ 28,931 1,762,477
Dow, Inc. .............................. 29,063 1,435,131
DuPont de Nemours, Inc. ................... 17,282 1,434,233
Eastman Chemical Co. ..................... 4,883 513,154
Ecolab, Inc. ............................ 10,574 2,598,349
Element Solutions, Inc. ..................... 9,545 258,670
FMC Corp. ............................. 5,282 343,277
Huntsman Corp. ......................... 6,459 142,098
International Flavors & Fragrances, Inc. .......... 10,698 1,063,702
Linde PLC ............................. 20,027 9,135,316
LyondellBasell Industries NV , Class A ........... 10,725 931,466
Mosaic Co. (The) ......................... 12,930 346,007
NewMarket Corp. ......................... 297 155,916
Olin Corp. .............................. 4,895 200,842
PPG Industries, Inc. ....................... 9,657 1,202,393
RPM International, Inc. ..................... 5,398 686,140
Scotts Miracle-Gro Co. (The) , Class A ........... 1,671 145,344
Sherwin-Williams Co. (The) .................. 9,698 3,479,351
Westlake Corp. .......................... 1,328 175,216
31,195,697
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 14,211 2,924,766
Clean Harbors, Inc.
(a)
...................... 2,122 490,734
Copart, Inc.
(a)
........................... 36,608 1,884,214
MSA Safety, Inc. ......................... 1,542 255,895
RB Global, Inc. .......................... 7,833 663,768
Republic Services, Inc. ..................... 8,477 1,678,446
Rollins, Inc. ............................. 11,714 552,198
Stericycle, Inc.
(a)
......................... 3,864 237,520
Tetra Tech, Inc. .......................... 11,295 552,100
Veralto Corp. ............................ 10,326 1,055,214
Waste Management, Inc. .................... 15,243 3,290,201
13,585,056
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 10,709 4,138,386
Ciena Corp.
(a)
........................... 5,872 372,931
Cisco Systems, Inc. ....................... 167,837 9,192,432
F5, Inc.
(a)
.............................. 2,475 578,853
Juniper Networks, Inc. ..................... 13,367 519,976
Lumentum Holdings, Inc.
(a)
.................. 2,894 184,840

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Communications Equipment (continued)
Motorola Solutions, Inc. .................... 6,950 $ 3,122,983
Ubiquiti, Inc. ............................ 178 47,293
18,157,694
a
Construction & Engineering  —  0 .2%
AECOM ............................... 5,652 603,634
API Group Corp.
(a)
........................ 10,005 341,571
Comfort Systems USA, Inc. .................. 1,487 581,477
EMCOR Group, Inc. ....................... 1,943 866,714
Fluor Corp.
(a)
............................ 7,158 374,220
MasTec, Inc.
(a)
........................... 2,480 304,767
Quanta Services, Inc. ...................... 6,137 1,851,103
Valmont Industries, Inc. ..................... 875 272,720
WillScot Holdings Corp. , Class A
(a) (b)
............ 8,030 266,114
5,462,320
a
Construction Materials  —  0 .3%
CRH PLC .............................. 28,262 2,697,043
Eagle Materials, Inc. ....................... 1,396 398,502
Martin Marietta Materials, Inc. ................ 2,554 1,512,836
Vulcan Materials Co. ...................... 5,518 1,511,546
6,119,927
a
Consumer Finance  —  0 .6%
Ally Financial, Inc. ........................ 11,509 403,390
American Express Co. ..................... 23,387 6,316,361
Capital One Financial Corp. .................. 15,882 2,585,431
Credit Acceptance Corp.
(a) (b)
.................. 257 109,225
Discover Financial Services .................. 10,389 1,542,039
FirstCash Holdings, Inc. .................... 1,622 167,828
OneMain Holdings, Inc. ..................... 5,112 253,913
SLM Corp. ............................. 9,285 204,549
SoFi Technologies, Inc.
(a) (b)
.................. 44,362 495,524
Synchrony Financial ....................... 16,514 910,582
12,988,842
a
Consumer Staples Distribution & Retail  —  1 .9%
Albertsons Companies, Inc. , Class A ............ 16,811 304,279
BJ's Wholesale Club Holdings, Inc.
(a)
............ 5,665 479,995
Casey's General Stores, Inc. ................. 1,552 611,519
Costco Wholesale Corp. .................... 18,469 16,145,230
Dollar General Corp. ...................... 9,257 740,930
Dollar Tree, Inc.
(a)
......................... 8,443 545,756
Kroger Co. (The) ......................... 27,752 1,547,729
Maplebear, Inc.
(a)
......................... 6,868 302,879
Performance Food Group Co.
(a)
............... 6,403 520,244
Sprouts Farmers Market, Inc.
(a)
................ 4,250 545,828
Sysco Corp. ............................ 20,551 1,540,297
Target Corp. ............................ 19,191 2,879,418
U.S. Foods Holding Corp.
(a)
.................. 10,220 630,063
Walgreens Boots Alliance, Inc. ................ 29,792 281,832
Walmart, Inc. ............................ 180,946 14,828,525
41,904,524
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 59,835 665,964
AptarGroup, Inc. ......................... 2,839 476,697
Avery Dennison Corp. ...................... 3,383 700,382
Ball Corp. .............................. 12,687 751,705
Berry Global Group, Inc. .................... 4,894 344,782
Crown Holdings, Inc. ...................... 5,011 468,779
Graphic Packaging Holding Co. ............... 12,727 359,665
International Paper Co. ..................... 14,324 795,555
Packaging Corp. of America ................. 3,702 847,536
Sealed Air Corp. ......................... 5,661 204,815
Silgan Holdings, Inc. ....................... 3,423 177,106
Security Shares Value
a
Containers & Packaging (continued)
Smurfit WestRock PLC ..................... 20,620 $ 1,061,930
Sonoco Products Co. ...................... 4,070 213,756
7,068,672
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 5,834 669,160
LKQ Corp. ............................. 11,158 410,503
Pool Corp. ............................. 1,572 568,498
1,648,161
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 14,901 107,287
Bright Horizons Family Solutions, Inc.
(a)
.......... 2,427 323,932
Duolingo, Inc. , Class A
(a)
.................... 1,574 461,135
Grand Canyon Education, Inc.
(a)
............... 1,202 164,806
H&R Block, Inc. .......................... 5,921 353,661
Service Corp. International .................. 6,179 504,516
1,915,337
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 8,356 503,040
a
Diversified Telecommunication Services  —  0 .7%
AT&T, Inc. .............................. 298,630 6,731,120
Frontier Communications Parent, Inc.
(a)
.......... 9,217 329,323
Iridium Communications, Inc. ................. 5,209 152,780
Liberty Global, Ltd. , Class A
(a)
................ 7,230 143,226
Liberty Global, Ltd. , Class C
(a) (b)
............... 6,687 137,886
Verizon Communications, Inc. ................ 175,365 7,388,128
14,882,463
a
Electric Utilities  —  1 .6%
ALLETE, Inc. ........................... 2,422 154,790
Alliant Energy Corp. ....................... 10,768 646,080
American Electric Power Co., Inc. .............. 22,249 2,197,089
Avangrid, Inc. ........................... 2,894 103,345
Constellation Energy Corp. .................. 13,068 3,436,361
Duke Energy Corp. ....................... 32,240 3,716,305
Edison International ....................... 16,034 1,321,202
Entergy Corp. ........................... 8,834 1,367,327
Evergy, Inc. ............................. 9,494 573,817
Eversource Energy ....................... 14,730 969,970
Exelon Corp. ............................ 41,865 1,645,294
FirstEnergy Corp. ........................ 21,421 896,040
IDACORP, Inc. .......................... 2,085 215,756
NextEra Energy, Inc. ...................... 85,589 6,782,928
NRG Energy, Inc. ......................... 8,739 790,006
OGE Energy Corp. ........................ 8,308 332,237
PG&E Corp. ............................ 89,368 1,807,021
Pinnacle West Capital Corp. ................. 4,663 409,458
Portland General Electric Co. ................. 4,434 210,172
PPL Corp. ............................. 30,626 997,183
Southern Co. (The) ....................... 45,641 4,154,700
TXNM Energy, Inc. ........................ 3,645 158,703
Xcel Energy, Inc. ......................... 23,179 1,548,589
34,434,373
a
Electrical Equipment  —  0 .9%
Acuity Brands, Inc. ........................ 1,242 373,457
AMETEK, Inc. ........................... 9,683 1,775,281
Eaton Corp. PLC ......................... 16,637 5,516,496
Emerson Electric Co. ...................... 23,785 2,575,202
EnerSys ............................... 1,696 164,275
GE Vernova, Inc.
(a)
........................ 11,441 3,451,292
Generac Holdings, Inc.
(a)
.................... 2,493 412,716
Hubbell, Inc. ............................ 2,212 944,590

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Electrical Equipment (continued)
NEXTracker, Inc. , Class A
(a)
.................. 5,995 $ 238,721
nVent Electric PLC ........................ 7,012 522,885
Regal Rexnord Corp. ...................... 2,825 470,476
Rockwell Automation, Inc. ................... 4,719 1,258,604
Sensata Technologies Holding PLC ............ 6,355 218,231
Sunrun, Inc.
(a)
........................... 8,921 128,908
Vertiv Holdings Co. , Class A ................. 15,678 1,713,449
19,764,583
a
Electronic Equipment, Instruments & Components  —  0 .7%
Amphenol Corp. , Class A ................... 50,098 3,357,568
Arrow Electronics, Inc.
(a) (b)
................... 2,285 271,161
Avnet, Inc. ............................. 3,491 189,247
CDW Corp. ............................. 5,512 1,037,524
Cognex Corp. ........................... 7,205 289,857
Coherent Corp.
(a)
......................... 6,407 592,263
Corning, Inc. ............................ 32,309 1,537,585
Crane NXT Co. .......................... 1,947 105,664
Fabrinet
(a)
.............................. 1,511 364,105
Flex Ltd.
(a) (b)
............................ 16,594 575,314
IPG Photonics Corp.
(a)
..................... 1,316 106,543
Jabil, Inc. .............................. 4,741 583,570
Keysight Technologies, Inc.
(a)
................. 7,310 1,089,263
Littelfuse, Inc. ........................... 1,017 248,789
TD SYNNEX Corp. ........................ 3,251 375,003
TE Connectivity PLC ...................... 12,702 1,872,529
Teledyne Technologies, Inc.
(a)
................. 1,948 886,963
Trimble, Inc.
(a)
........................... 10,206 617,463
Vontier Corp. ............................ 6,298 233,530
Zebra Technologies Corp. , Class A
(a)
............ 2,134 815,124
15,149,065
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 41,298 1,572,628
ChampionX Corp. ........................ 8,203 231,489
Halliburton Co. .......................... 36,804 1,020,943
Noble Corp. PLC , Class A ................... 5,737 183,469
NOV, Inc. .............................. 16,092 249,587
Schlumberger N.V. ........................ 59,320 2,376,952
TechnipFMC PLC ........................ 18,093 482,902
Transocean, Ltd.
(a) (b)
....................... 31,575 137,036
Weatherford International PLC ................ 3,058 241,582
6,496,588
a
Entertainment  —  1 .3%
Electronic Arts, Inc. ....................... 10,047 1,515,590
Endeavor Group Holdings, Inc. , Class A
(b)
........ 7,847 231,408
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 964 71,567
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 9,215 735,726
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 813 46,130
Liberty Media Corp.-Liberty Live , Series C
(a)
....... 1,908 111,351
Live Nation Entertainment, Inc.
(a)
.............. 6,546 766,798
Madison Square Garden Sports Corp. , Class A
(a)
.... 721 160,567
Netflix, Inc.
(a) (b)
........................... 17,879 13,517,060
ROBLOX Corp. , Class A
(a)
................... 22,011 1,138,409
Roku, Inc. , Class A
(a)
...................... 5,460 349,877
Take-Two Interactive Software, Inc.
(a)
............ 6,706 1,084,494
TKO Group Holdings, Inc. , Class A
(a)
............ 2,777 324,270
Walt Disney Co. (The) ..................... 75,553 7,268,199
Warner Bros Discovery, Inc. , Series A , Series A
(a)
... 92,186 749,472
Warner Music Group Corp. , Class A ............ 5,768 184,345
28,255,263
a
Security Shares Value
a
Financial Services  —  4 .2%
Affirm Holdings, Inc. , Class A
(a)
................ 10,033 $ 439,947
Apollo Global Management, Inc. ............... 18,804 2,693,861
Berkshire Hathaway, Inc. , Class B
(a)
............ 76,310 34,409,705
Block, Inc. , Class A
(a) (b)
..................... 23,035 1,665,891
Corpay, Inc.
(a)
........................... 2,902 956,847
Equitable Holdings, Inc. .................... 12,390 561,763
Essent Group Ltd. ........................ 4,660 279,647
Euronet Worldwide, Inc.
(a)
................... 1,729 170,255
Fidelity National Information Services, Inc. ........ 22,799 2,045,754
Fiserv, Inc.
(a)
............................ 24,060 4,761,474
Global Payments, Inc. ..................... 10,720 1,111,771
Jack Henry & Associates, Inc. ................ 3,047 554,341
Mastercard, Inc. , Class A .................... 34,371 17,171,408
MGIC Investment Corp. .................... 10,834 271,283
PayPal Holdings, Inc.
(a)
..................... 42,725 3,388,092
Radian Group, Inc. ........................ 5,972 208,483
Rocket Companies, Inc. , Class A
(a) (b)
............ 5,670 91,287
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 2,819 254,950
Toast, Inc. , Class A
(a)
...................... 17,107 513,723
UWM Holdings Corp. , Class A ................ 5,293 34,087
Visa, Inc. , Class A ........................ 69,589 20,170,372
Voya Financial, Inc. ....................... 4,242 340,633
Western Union Co. (The) ................... 11,601 124,827
WEX, Inc.
(a) (b)
............................ 1,717 296,354
92,516,755
a
Food Products  —  0 .7%
Archer-Daniels-Midland Co. .................. 19,983 1,103,261
Bunge Global SA ......................... 5,831 489,921
Campbell Soup Co. ....................... 8,399 391,813
Conagra Brands, Inc. ...................... 19,892 575,675
Darling Ingredients, Inc.
(a)
................... 6,595 257,931
Flowers Foods, Inc. ....................... 7,867 174,883
General Mills, Inc. ........................ 23,262 1,582,281
Hershey Co. (The) ........................ 6,144 1,091,052
Hormel Foods Corp. ....................... 11,974 365,806
Ingredion, Inc. ........................... 2,797 371,330
J M Smucker Co. (The) ..................... 4,443 504,325
Kellanova .............................. 11,160 900,054
Kraft Heinz Co. (The) ...................... 36,887 1,234,239
Lamb Weston Holdings, Inc. ................. 6,029 468,393
Lancaster Colony Corp. .................... 849 147,386
McCormick & Co., Inc. , NVS ................. 10,547 825,197
Mondelez International, Inc. , Class A ............ 55,528 3,802,557
Pilgrim's Pride Corp.
(a) (b)
.................... 1,512 73,241
Post Holdings, Inc.
(a)
....................... 2,052 224,099
Tyson Foods, Inc. , Class A .................. 11,826 692,885
15,276,329
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 6,367 883,612
MDU Resources Group, Inc. ................. 8,513 245,600
National Fuel Gas Co. ..................... 3,952 239,215
New Jersey Resources Corp. ................. 4,117 188,929
ONE Gas, Inc. ........................... 2,404 171,333
Southwest Gas Holdings, Inc. ................ 2,490 182,393
Spire, Inc. .............................. 2,476 158,117
UGI Corp. .............................. 8,843 211,436
2,280,635
a
Ground Transportation  —  1 .0%
Avis Budget Group, Inc. .................... 831 68,973
CSX Corp. ............................. 80,375 2,703,815
JB Hunt Transport Services, Inc. .............. 3,302 596,407
Knight-Swift Transportation Holdings, Inc. , Class A .. 6,782 353,206

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Ground Transportation (continued)
Landstar System, Inc. ...................... 1,471 $ 258,558
Lyft, Inc. , Class A
(a)
........................ 14,938 193,746
Norfolk Southern Corp. ..................... 9,402 2,354,543
Old Dominion Freight Line, Inc. ............... 7,882 1,586,804
Saia, Inc.
(a)
............................. 1,134 554,084
Uber Technologies, Inc.
(a)
................... 87,684 6,317,632
U-Haul Holding Co.
(a) (b)
..................... 411 30,139
U-Haul Holding Co. , Series N , NVS ............. 4,123 281,436
Union Pacific Corp. ....................... 25,370 5,887,616
XPO, Inc.
(a)
............................. 4,908 640,641
21,827,600
a
Health Care Equipment & Supplies  —  2 .2%
Abbott Laboratories ....................... 72,482 8,217,284
Align Technology, Inc.
(a)
..................... 2,921 598,893
Baxter International, Inc. .................... 21,097 753,163
Becton Dickinson & Co. .................... 12,080 2,821,767
Boston Scientific Corp.
(a)
.................... 61,348 5,154,459
Cooper Companies, Inc. (The)
(a)
............... 8,266 865,285
Dentsply Sirona, Inc. ...................... 8,367 193,863
Dexcom, Inc.
(a)
.......................... 16,681 1,175,677
Edwards Lifesciences Corp.
(a)
................ 25,176 1,687,044
GE HealthCare Technologies, Inc. ............. 19,019 1,661,310
Globus Medical, Inc. , Class A
(a)
............... 4,844 356,228
Haemonetics Corp.
(a) (b)
..................... 2,088 148,582
Hologic, Inc.
(a)
........................... 9,579 774,654
IDEXX Laboratories, Inc.
(a)
................... 3,421 1,392,073
Inspire Medical Systems, Inc.
(a) (b)
.............. 1,226 239,119
Insulet Corp.
(a)
........................... 2,889 668,890
Intuitive Surgical, Inc.
(a)
..................... 14,776 7,444,740
Masimo Corp.
(a)
.......................... 1,833 263,970
Medtronic PLC .......................... 53,355 4,761,934
Penumbra, Inc.
(a)
......................... 1,650 377,635
ResMed, Inc. ........................... 6,104 1,480,037
Solventum Corp.
(a)
........................ 5,817 422,198
STERIS PLC ............................ 4,135 917,350
Stryker Corp. ........................... 14,269 5,083,759
Teleflex, Inc. ............................ 1,941 390,257
Zimmer Biomet Holdings, Inc. ................ 8,425 900,801
48,750,972
a
Health Care Providers & Services  —  2 .2%
Acadia Healthcare Co., Inc.
(a)
................. 3,942 168,284
Cardinal Health, Inc. ....................... 10,149 1,101,369
Cencora, Inc. ........................... 7,291 1,662,931
Centene Corp.
(a)
......................... 21,984 1,368,724
Chemed Corp. ........................... 636 343,593
Cigna Group (The) ........................ 11,620 3,658,092
CVS Health Corp. ........................ 52,433 2,960,367
DaVita, Inc.
(a) (b)
.......................... 1,928 269,554
Elevance Health, Inc. ...................... 9,649 3,915,178
Encompass Health Corp. ................... 4,205 418,229
Ensign Group, Inc. (The) .................... 2,369 367,171
Guardant Health, Inc.
(a) (b)
.................... 5,451 119,268
HCA Healthcare, Inc. ...................... 7,710 2,765,885
HealthEquity, Inc.
(a)
........................ 3,654 311,504
Henry Schein, Inc.
(a)
....................... 5,437 381,841
Humana, Inc. ........................... 4,989 1,286,314
Labcorp Holdings, Inc. ..................... 3,455 788,673
McKesson Corp. ......................... 5,409 2,707,691
Molina Healthcare, Inc.
(a)
.................... 2,449 786,668
Option Care Health, Inc.
(a)
................... 7,509 173,007
Quest Diagnostics, Inc. ..................... 4,590 710,670
R1 RCM, Inc.
(a)
.......................... 6,526 93,061
Tenet Healthcare Corp.
(a)
.................... 4,005 620,855
Security Shares Value
a
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. .................... 38,470 $ 21,716,315
Universal Health Services, Inc. , Class B ......... 2,520 514,861
49,210,105
a
Health Care REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 6,572 733,107
Healthcare Realty Trust, Inc. , Class A ........... 15,542 267,011
Healthpeak Properties, Inc. .................. 29,272 657,156
Omega Healthcare Investors, Inc. .............. 10,776 457,657
Sabra Health Care REIT, Inc. ................. 9,952 193,069
Ventas, Inc. ............................ 17,135 1,122,171
Welltower, Inc. ........................... 24,012 3,238,739
6,668,910
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a) (b)
................... 5,063 211,330
Veeva Systems, Inc. , Class A
(a) (b)
.............. 6,156 1,285,557
1,496,887
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 29,838 514,407
a
Hotels, Restaurants & Leisure  —  2 .2%
Airbnb, Inc. , Class A
(a)
...................... 18,348 2,473,127
Aramark ............................... 11,019 416,849
Booking Holdings, Inc. ..................... 1,394 6,518,692
Boyd Gaming Corp. ....................... 2,957 204,891
Caesars Entertainment, Inc.
(a) (b)
............... 9,030 361,651
Carnival Corp.
(a)
.......................... 41,816 919,952
Cava Group, Inc.
(a)
........................ 3,384 451,967
Chipotle Mexican Grill, Inc.
(a)
................. 57,232 3,191,829
Choice Hotels International, Inc.
(b)
.............. 878 122,490
Churchill Downs, Inc. ...................... 3,069 429,967
Darden Restaurants, Inc. ................... 4,958 793,379
Domino's Pizza, Inc. ....................... 1,466 606,528
DoorDash, Inc. , Class A
(a)
................... 13,823 2,166,064
DraftKings, Inc. , Class A
(a)
................... 19,748 697,499
Dutch Bros, Inc. , Class A
(a) (b)
................. 4,757 157,552
Expedia Group, Inc.
(a)
...................... 5,209 814,219
Flutter Entertainment PLC
(a)
.................. 7,323 1,704,575
Hilton Worldwide Holdings, Inc. ............... 10,298 2,418,485
Hyatt Hotels Corp. , Class A .................. 1,856 269,955
Las Vegas Sands Corp. .................... 14,772 765,928
Light & Wonder, Inc.
(a)
...................... 3,696 346,611
Marriott International, Inc. , Class A ............. 9,766 2,539,355
McDonald's Corp. ........................ 29,885 8,729,707
MGM Resorts International
(a)
................. 9,648 355,722
Norwegian Cruise Line Holdings Ltd.
(a)
........... 17,972 455,410
Planet Fitness, Inc. , Class A
(a)
................ 3,655 286,991
Royal Caribbean Cruises Ltd. ................ 9,832 2,028,833
Starbucks Corp. .......................... 47,128 4,604,406
Texas Roadhouse, Inc. ..................... 2,731 521,949
Vail Resorts, Inc. ......................... 1,607 266,264
Viking Holdings, Ltd.
(a)
..................... 3,802 149,228
Wendy's Co. (The) ........................ 6,880 131,477
Wingstop, Inc. ........................... 1,225 352,420
Wyndham Hotels & Resorts, Inc. .............. 3,300 291,456
Wynn Resorts Ltd. ........................ 4,044 388,305
Yum! Brands, Inc. ........................ 11,741 1,539,950
48,473,683
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 12,262 2,072,278
Garmin Ltd. ............................. 6,420 1,273,407
Lennar Corp. , Class A ...................... 10,102 1,720,371
Lennar Corp. , Class B ..................... 519 83,206

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Household Durables (continued)
Mohawk Industries, Inc.
(a)
................... 2,265 $ 304,121
Newell Brands, Inc. ....................... 15,432 135,802
NVR, Inc.
(a)
............................. 128 1,171,560
PulteGroup, Inc. ......................... 8,672 1,123,284
SharkNinja, Inc. .......................... 2,749 253,485
Tempur Sealy International, Inc. ............... 7,225 346,150
Toll Brothers, Inc. ......................... 4,236 620,320
TopBuild Corp.
(a)
......................... 1,253 442,785
Whirlpool Corp. .......................... 2,253 233,208
9,779,977
a
Household Products  —  1 .0%
Church & Dwight Co., Inc. ................... 10,298 1,028,873
Clorox Co. (The) ......................... 5,118 811,459
Colgate-Palmolive Co. ..................... 34,147 3,199,916
Kimberly-Clark Corp. ...................... 13,995 1,877,849
Procter & Gamble Co. (The) ................. 98,067 16,198,707
Reynolds Consumer Products, Inc. ............. 2,476 66,728
23,183,532
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 29,811 491,583
Clearway Energy, Inc. , Class A ................ 1,412 37,616
Clearway Energy, Inc. , Class C ............... 3,327 94,420
Vistra Corp. ............................ 14,358 1,794,176
2,417,795
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 22,795 2,928,474
Honeywell International, Inc. ................. 27,106 5,575,162
8,503,636
a
Industrial REITs  —  0 .3%
Americold Realty Trust, Inc. .................. 11,164 286,692
EastGroup Properties, Inc. .................. 2,028 347,356
First Industrial Realty Trust, Inc. ............... 5,552 291,424
Lineage, Inc. ............................ 2,409 178,362
Prologis, Inc. ............................ 38,521 4,350,562
Rexford Industrial Realty, Inc. ................ 9,207 394,888
STAG Industrial, Inc. ...................... 7,624 284,223
6,133,507
a
Insurance  —  2 .3%
Aflac, Inc. .............................. 21,064 2,207,297
Allstate Corp. (The) ....................... 10,995 2,050,787
American Financial Group, Inc. ............... 3,014 388,595
American International Group, Inc. ............. 26,911 2,042,007
Aon PLC , Class A ........................ 9,069 3,327,144
Arch Capital Group Ltd.
(a)
................... 15,525 1,530,144
Arthur J Gallagher & Co. .................... 9,096 2,557,795
Assurant, Inc. ........................... 2,190 419,823
Axis Capital Holdings Ltd. ................... 3,332 260,762
Brown & Brown, Inc. ....................... 9,833 1,028,925
Chubb Ltd. ............................. 15,623 4,412,560
Cincinnati Financial Corp. ................... 6,584 927,225
CNA Financial Corp. ....................... 1,128 54,042
Enstar Group Ltd.
(a)
....................... 538 173,505
Erie Indemnity Co. , Class A , NVS .............. 1,039 466,345
Everest Group Ltd. ........................ 1,831 651,122
F&G Annuities & Life, Inc. ................... 767 30,757
Fidelity National Financial, Inc. ................ 10,098 616,261
First American Financial Corp. ................ 4,185 268,468
Globe Life, Inc. .......................... 3,611 381,322
Hanover Insurance Group, Inc. (The) ........... 1,502 222,792
Hartford Financial Services Group, Inc. (The) ...... 12,245 1,352,338
Kemper Corp. ........................... 2,730 169,997
Security Shares Value
a
Insurance (continued)
Kinsale Capital Group, Inc. .................. 920 $ 393,861
Lincoln National Corp. ..................... 6,391 222,087
Loews Corp. ............................ 7,709 608,703
Markel Group, Inc.
(a)
....................... 541 834,227
Marsh & McLennan Companies, Inc. ............ 20,453 4,463,663
MetLife, Inc. ............................ 24,585 1,927,956
Old Republic International Corp. ............... 9,938 347,134
Primerica, Inc. ........................... 1,458 403,589
Principal Financial Group, Inc. ................ 8,904 733,690
Progressive Corp. (The) .................... 24,389 5,922,381
Prudential Financial, Inc. .................... 14,908 1,825,932
Reinsurance Group of America, Inc. ............ 2,709 571,816
RenaissanceRe Holdings Ltd. ................ 2,169 569,146
RLI Corp. .............................. 1,695 264,369
Ryan Specialty Holdings, Inc. , Class A ........... 4,173 274,875
Selective Insurance Group, Inc. ............... 2,481 225,324
Travelers Companies, Inc. (The) ............... 9,526 2,342,824
Unum Group ............................ 6,106 391,883
W R Berkley Corp. ........................ 12,637 722,457
White Mountains Insurance Group Ltd.
(b)
......... 102 183,308
Willis Towers Watson PLC ................... 4,244 1,282,494
50,051,732
a
Interactive Media & Services  —  5 .9%
Alphabet, Inc. , Class A ..................... 244,080 41,764,529
Alphabet, Inc. , Class C , NVS ................. 200,092 34,553,887
IAC, Inc.
(a) (b)
............................ 2,860 137,137
Match Group, Inc.
(a)
....................... 10,602 381,990
Meta Platforms, Inc. , Class A ................. 91,013 51,657,159
Pinterest, Inc. , Class A
(a)
.................... 25,144 799,328
Reddit, Inc. , Class A
(a)
...................... 3,374 402,518
Snap, Inc. , Class A , NVS
(a) (b)
................. 43,915 534,007
ZoomInfo Technologies, Inc.
(a)
................ 12,726 140,622
130,371,177
a
IT Services  —  1 .3%
Accenture PLC , Class A .................... 26,095 8,998,078
Akamai Technologies, Inc.
(a)
.................. 6,345 641,352
Amdocs Ltd. ............................ 4,785 419,860
ASGN, Inc.
(a) (b)
........................... 1,944 179,042
Cloudflare, Inc. , Class A
(a)
................... 12,742 1,117,601
Cognizant Technology Solutions Corp. , Class A ..... 20,656 1,540,731
DXC Technology Co.
(a)
..................... 7,524 149,427
EPAM Systems, Inc.
(a)
...................... 2,424 457,288
Gartner, Inc.
(a)
........................... 3,217 1,616,542
GoDaddy, Inc. , Class A
(a)
.................... 5,889 982,285
International Business Machines Corp. .......... 38,374 7,932,673
MongoDB, Inc. , Class A
(a)
................... 3,042 822,557
Okta, Inc. , Class A
(a)
....................... 6,782 487,558
Snowflake, Inc. , Class A
(a)
................... 13,829 1,587,846
Twilio, Inc. , Class A
(a)
...................... 6,712 541,323
VeriSign, Inc.
(a)
.......................... 3,508 620,355
28,094,518
a
Leisure Products  —  0 .0%
Brunswick Corp. ......................... 2,815 224,468
Hasbro, Inc. ............................ 5,449 357,618
Mattel, Inc.
(a)
............................ 14,490 295,306
Polaris, Inc. ............................. 2,267 158,486
YETI Holdings, Inc.
(a)
...................... 3,577 125,946
1,161,824
a
Life Sciences Tools & Services  —  1 .1%
Agilent Technologies, Inc. ................... 12,151 1,583,397
Avantor, Inc.
(a) (b)
.......................... 28,719 642,444

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 801 $ 286,910
Bio-Techne Corp. ......................... 6,721 495,674
Bruker Corp. ............................ 4,618 261,425
Charles River Laboratories International, Inc.
(a) (b)
.... 2,130 380,375
Danaher Corp. .......................... 26,777 6,578,038
Illumina, Inc.
(a)
........................... 6,623 954,639
IQVIA Holdings, Inc.
(a)
...................... 7,238 1,489,725
Medpace Holdings, Inc.
(a)
................... 1,062 333,702
Mettler-Toledo International, Inc.
(a)
............. 887 1,145,782
Repligen Corp.
(a)
......................... 2,165 290,695
Revvity, Inc. ............................ 5,107 605,639
Sotera Health Co.
(a)
....................... 6,303 98,768
Thermo Fisher Scientific, Inc. ................. 15,914 8,694,136
Waters Corp.
(a)
.......................... 2,454 792,912
West Pharmaceutical Services, Inc. ............ 2,991 921,019
25,555,280
a
Machinery  —  1 .8%
AGCO Corp. ............................ 2,632 262,779
Allison Transmission Holdings, Inc. ............. 3,759 401,687
Caterpillar, Inc. .......................... 20,200 7,599,240
Chart Industries, Inc.
(a)
..................... 1,729 208,725
CNH Industrial N.V. ....................... 36,467 409,524
Crane Co. .............................. 1,985 312,201
Cummins, Inc. ........................... 5,694 1,873,212
Deere & Co. ............................ 10,655 4,311,972
Donaldson Co., Inc. ....................... 5,011 366,605
Dover Corp. ............................ 5,765 1,091,487
Flowserve Corp. ......................... 5,537 291,468
Fortive Corp. ............................ 14,667 1,047,664
Gates Industrial Corp. PLC
(a) (b)
................ 8,637 167,126
Graco, Inc. ............................. 7,043 573,652
IDEX Corp. ............................. 3,156 677,404
Illinois Tool Works, Inc. ..................... 11,204 2,925,701
Ingersoll Rand, Inc.
(b)
...................... 16,868 1,619,328
ITT, Inc. ............................... 3,374 472,765
Lincoln Electric Holdings, Inc. ................ 2,429 467,728
Middleby Corp. (The)
(a)
..................... 2,222 288,193
Mueller Industries, Inc. ..................... 4,736 388,210
Nordson Corp. ........................... 2,250 557,752
Oshkosh Corp. .......................... 2,808 287,090
Otis Worldwide Corp. ...................... 16,739 1,643,770
PACCAR, Inc. ........................... 21,726 2,265,587
Parker-Hannifin Corp. ...................... 5,336 3,383,398
Pentair PLC ............................ 7,009 694,732
RBC Bearings, Inc.
(a)
...................... 1,232 345,391
Snap-on, Inc. ........................... 2,224 734,209
Stanley Black & Decker, Inc. ................. 6,399 594,723
Timken Co. (The) ......................... 2,759 228,997
Toro Co. (The) ........................... 4,390 353,307
Westinghouse Air Brake Technologies Corp. ....... 7,272 1,366,991
Xylem, Inc. ............................. 10,135 1,234,240
39,446,858
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 2,504 287,359
a
Media  —  0 .7%
Charter Communications, Inc. , Class A
(a) (b)
........ 4,057 1,329,114
Comcast Corp. , Class A .................... 160,901 7,026,547
Fox Corp. , Class A , NVS .................... 9,369 393,498
Fox Corp. , Class B ........................ 5,247 204,423
Interpublic Group of Companies, Inc. (The) ....... 15,375 452,025
Liberty Broadband Corp. , Class A
(a)
............. 704 56,482
Liberty Broadband Corp. , Class C , NVS
(a)
........ 4,745 383,491
Security Shares Value
a
Media (continued)
New York Times Co. (The) , Class A ............. 6,835 $ 381,666
News Corp. , Class A , NVS .................. 16,169 440,605
News Corp. , Class B ...................... 4,870 141,425
Nexstar Media Group, Inc. ................... 1,255 220,780
Omnicom Group, Inc. ...................... 8,242 832,442
Paramount Global , Class A
(b)
................. 371 8,121
Paramount Global , Class B , NVS .............. 24,854 271,903
Sirius XM Holdings, Inc.
(b)
................... 9,212 245,592
Trade Desk, Inc. (The) , Class A
(a)
.............. 18,592 2,234,944
14,623,058
a
Metals & Mining  —  0 .5%
Alcoa Corp. ............................. 10,339 414,491
Anglogold Ashanti PLC
(b)
.................... 14,384 399,875
ATI, Inc.
(a)
.............................. 5,201 274,145
Cleveland-Cliffs, Inc.
(a) (b)
.................... 19,499 253,097
Commercial Metals Co. ..................... 4,824 259,531
Freeport-McMoRan, Inc. .................... 59,854 2,694,627
Newmont Corp. .......................... 47,953 2,178,984
Nucor Corp. ............................ 9,917 1,406,627
Reliance, Inc. ........................... 2,299 658,296
Royal Gold, Inc. .......................... 2,733 399,182
Steel Dynamics, Inc. ....................... 5,998 782,739
United States Steel Corp. ................... 9,209 357,770
10,079,364
a
Mortgage REITs  —  0 .0%
AGNC Investment Corp. .................... 32,702 304,456
Annaly Capital Management, Inc. .............. 20,590 391,416
Rithm Capital Corp. ....................... 21,089 223,332
Starwood Property Trust, Inc. ................. 13,308 262,700
1,181,904
a
Multi-Utilities  —  0 .6%
Ameren Corp. ........................... 11,245 979,552
Black Hills Corp. ......................... 2,756 163,128
CenterPoint Energy, Inc. .................... 26,832 792,349
CMS Energy Corp. ........................ 12,439 865,879
Consolidated Edison, Inc. ................... 14,447 1,468,971
Dominion Energy, Inc. ...................... 35,084 2,088,550
DTE Energy Co. ......................... 8,578 1,065,559
NiSource, Inc. ........................... 18,813 661,465
Public Service Enterprise Group, Inc. ........... 20,772 1,857,224
Sempra ............................... 26,291 2,191,881
WEC Energy Group, Inc. .................... 13,077 1,249,246
13,383,804
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 6,079 489,724
Cousins Properties, Inc. .................... 6,186 189,477
Kilroy Realty Corp. ........................ 4,419 177,732
Vornado Realty Trust ...................... 6,623 274,259
1,131,192
a
Oil, Gas & Consumable Fuels  —  3 .1%
Antero Resources Corp.
(a)
................... 12,298 318,272
APA Corp. ............................. 15,120 356,832
Cheniere Energy, Inc. ...................... 9,457 1,809,881
Chevron Corp. ........................... 70,857 10,544,939
Chord Energy Corp. ....................... 2,587 323,634
Civitas Resources, Inc. ..................... 3,890 189,793
ConocoPhillips .......................... 48,330 5,294,068
Coterra Energy, Inc. ....................... 30,633 732,741
Devon Energy Corp. ....................... 26,170 1,012,256
Diamondback Energy, Inc. ................... 7,824 1,383,048
DT Midstream, Inc. ........................ 4,020 362,403

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. ...................... 23,590 $ 2,877,036
EQT Corp. ............................. 24,531 896,363
Expand Energy Corp. ...................... 8,689 736,132
Exxon Mobil Corp. ........................ 185,084 21,614,110
Hess Corp. ............................. 11,519 1,549,075
HF Sinclair Corp. ......................... 6,682 257,992
Kinder Morgan, Inc. , Class P ................. 80,835 1,981,266
Marathon Oil Corp. ........................ 23,377 647,543
Marathon Petroleum Corp. .................. 13,987 2,034,689
Matador Resources Co. .................... 5,017 261,436
Murphy Oil Corp. ......................... 6,180 194,546
New Fortress Energy, Inc. , Class A
(b)
............ 4,384 36,869
Occidental Petroleum Corp. .................. 27,873 1,396,716
ONEOK, Inc. ............................ 24,303 2,354,475
Ovintiv, Inc. ............................. 10,579 414,697
Permian Resources Corp. , Class A ............. 26,521 361,481
Phillips 66 .............................. 17,493 2,130,997
Range Resources Corp. .................... 10,243 307,597
Targa Resources Corp. ..................... 9,156 1,528,686
Texas Pacific Land Corp. .................... 776 904,816
Valero Energy Corp. ....................... 13,389 1,737,357
Williams Companies, Inc. (The) ............... 50,578 2,648,770
69,200,516
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 2,670 264,063
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 5,236 250,857
American Airlines Group, Inc.
(a)
................ 27,616 370,054
Delta Air Lines, Inc. ....................... 26,623 1,523,368
Joby Aviation, Inc.
(a) (b)
...................... 15,090 72,432
Southwest Airlines Co. ..................... 25,203 770,708
United Airlines Holdings, Inc.
(a) (b)
............... 13,628 1,066,527
4,053,946
a
Personal Care Products  —  0 .1%
Coty, Inc. , Class A
(a) (b)
...................... 16,084 119,665
elf Beauty, Inc.
(a) (b)
........................ 2,361 248,495
Estee Lauder Companies, Inc. (The) , Class A ...... 9,714 669,683
Kenvue, Inc. ............................ 79,329 1,819,014
2,856,857
a
Pharmaceuticals  —  3 .2%
Bristol-Myers Squibb Co. .................... 84,286 4,700,630
Catalent, Inc.
(a)
.......................... 7,579 444,129
Elanco Animal Health, Inc.
(a)
.................. 21,284 269,030
Eli Lilly & Co. ........................... 32,863 27,267,746
Intra-Cellular Therapies, Inc.
(a)
................ 4,107 348,068
Jazz Pharmaceuticals PLC
(a) (b)
................ 2,592 285,198
Johnson & Johnson ....................... 100,283 16,031,240
Merck & Co., Inc. ......................... 105,598 10,804,787
Organon & Co. .......................... 10,522 197,603
Perrigo Co. PLC ......................... 5,676 145,476
Pfizer, Inc. ............................. 236,068 6,680,725
Royalty Pharma PLC , Class A ................ 16,368 441,936
Viatris, Inc. ............................. 50,263 583,051
Zoetis, Inc. , Class A ....................... 18,933 3,384,842
71,584,461
a
Professional Services  —  0 .9%
Alight, Inc. , Class A
(a) (b)
..................... 19,018 131,795
Amentum Holdings, Inc.
(a)
................... 5,212 155,005
Automatic Data Processing, Inc. ............... 16,962 4,906,089
Booz Allen Hamilton Holding Corp. , Class A ....... 5,377 976,786
Broadridge Financial Solutions, Inc. ............ 4,875 1,027,942
Security Shares Value
a
Professional Services (continued)
CACI International, Inc. , Class A
(a)
............. 910 $ 502,830
Clarivate PLC
(a) (b)
......................... 17,820 117,612
Concentrix Corp. ......................... 1,976 84,000
Dayforce, Inc.
(a) (b)
......................... 6,589 467,489
Dun & Bradstreet Holdings, Inc. ............... 12,925 153,678
Equifax, Inc. ............................ 5,134 1,360,613
FTI Consulting, Inc.
(a)
...................... 1,505 293,595
Genpact Ltd. ............................ 6,498 248,029
Insperity, Inc. ............................ 1,488 117,210
Jacobs Solutions, Inc. ...................... 5,212 732,703
KBR, Inc. .............................. 5,723 383,498
Leidos Holdings, Inc. ...................... 5,631 1,031,374
ManpowerGroup, Inc. ...................... 2,042 128,340
Maximus, Inc. ........................... 2,619 226,386
Parsons Corp.
(a) (b)
......................... 1,952 211,128
Paychex, Inc. ........................... 13,372 1,863,121
Paycom Software, Inc. ..................... 2,085 435,827
Paylocity Holding Corp.
(a)
................... 1,802 332,595
Robert Half, Inc. ......................... 4,342 295,734
Science Applications International Corp. ......... 2,101 303,153
SS&C Technologies Holdings, Inc. ............. 9,029 631,398
TransUnion ............................. 7,971 807,462
TriNet Group, Inc. ........................ 1,327 112,649
UL Solutions, Inc. , Class A ................... 2,461 127,874
Verisk Analytics, Inc. ....................... 5,953 1,635,408
19,801,323
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 12,536 1,641,840
CoStar Group, Inc.
(a)
....................... 17,033 1,239,832
Howard Hughes Holdings, Inc.
(a)
............... 1,201 91,324
Jones Lang LaSalle, Inc.
(a)
................... 1,979 536,230
Seaport Entertainment Group, Inc.
(a) (b)
........... 393 10,670
Zillow Group, Inc. , Class A
(a) (b)
................ 2,048 118,886
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 6,288 377,846
4,016,628
a
Residential REITs  —  0 .3%
American Homes 4 Rent , Class A .............. 13,100 461,644
AvalonBay Communities, Inc. ................ 5,924 1,312,817
Camden Property Trust ..................... 4,425 512,371
Equity LifeStyle Properties, Inc. ............... 7,763 544,341
Equity Residential ........................ 14,189 998,480
Essex Property Trust, Inc. ................... 2,650 752,229
Invitation Homes, Inc. ...................... 23,970 752,898
Mid-America Apartment Communities, Inc. ........ 4,896 740,961
Sun Communities, Inc. ..................... 4,897 649,734
UDR, Inc. .............................. 12,531 528,683
7,254,158
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 4,218 313,186
Brixmor Property Group, Inc. ................. 12,428 334,935
Federal Realty Investment Trust ............... 3,082 341,609
Kimco Realty Corp. ....................... 27,766 658,610
NNN REIT, Inc. .......................... 7,508 326,147
Realty Income Corp. ....................... 36,193 2,148,778
Regency Centers Corp. .................... 6,870 490,793
Simon Property Group, Inc. .................. 12,808 2,166,089
6,780,147
a
Semiconductors & Semiconductor Equipment  —  10 .7%
Advanced Micro Devices, Inc.
(a)
............... 67,424 9,713,776
Allegro MicroSystems, Inc.
(a)
................. 6,495 135,356
Amkor Technology, Inc. ..................... 4,102 104,396

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc. ....................... 20,640 $ 4,604,990
Applied Materials, Inc. ..................... 34,488 6,262,331
Axcelis Technologies, Inc.
(a)
.................. 1,364 116,363
Broadcom, Inc. .......................... 193,919 32,921,629
Cirrus Logic, Inc.
(a)
........................ 2,206 242,263
Enphase Energy, Inc.
(a)
..................... 5,737 476,400
Entegris, Inc. ............................ 6,285 658,102
First Solar, Inc.
(a)
......................... 4,456 866,603
GlobalFoundries, Inc.
(a) (b)
.................... 3,455 126,107
Intel Corp. ............................. 177,655 3,823,136
KLA Corp. .............................. 5,590 3,724,226
Lam Research Corp. ...................... 53,704 3,992,892
Lattice Semiconductor Corp.
(a)
................ 5,764 292,004
Marvell Technology, Inc. .................... 36,116 2,893,253
Microchip Technology, Inc. ................... 22,416 1,644,662
Micron Technology, Inc. ..................... 46,194 4,603,232
MKS Instruments, Inc. ..................... 2,659 264,118
Monolithic Power Systems, Inc. ............... 2,040 1,548,972
NVIDIA Corp. ........................... 1,024,815 136,054,439
NXP Semiconductors NV ................... 10,641 2,495,314
ON Semiconductor Corp.
(a)
.................. 17,720 1,249,083
Onto Innovation, Inc.
(a)
..................... 2,063 409,155
Power Integrations, Inc. .................... 2,302 139,110
Qorvo, Inc.
(a)
............................ 4,064 289,601
QUALCOMM, Inc. ........................ 46,407 7,553,667
Rambus, Inc.
(a)
.......................... 4,547 217,438
Silicon Laboratories, Inc.
(a) (b)
.................. 1,324 137,511
Skyworks Solutions, Inc. .................... 6,784 594,143
Teradyne, Inc. ........................... 6,819 724,246
Texas Instruments, Inc. ..................... 38,036 7,727,394
Universal Display Corp. .................... 1,791 322,953
236,928,865
a
Software  —  10 .1%
Adobe, Inc.
(a)
............................ 18,472 8,831,094
ANSYS, Inc.
(a)
........................... 3,631 1,163,409
Appfolio, Inc. , Class A
(a)
.................... 911 189,370
AppLovin Corp. , Class A
(a) (b)
.................. 8,938 1,514,008
Aspen Technology, Inc.
(a)
.................... 1,105 259,377
Atlassian Corp. , Class A
(a)
................... 6,737 1,270,194
Autodesk, Inc.
(a)
.......................... 8,987 2,550,511
Bentley Systems, Inc. , Class B ................ 6,437 310,650
BILL Holdings, Inc.
(a)
....................... 4,059 236,883
Blackbaud, Inc.
(a)
......................... 1,652 124,742
Braze, Inc. , Class A
(a) (b)
..................... 2,572 80,915
Cadence Design Systems, Inc.
(a)
.............. 11,393 3,145,835
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 17,456 181,717
Confluent, Inc. , Class A
(a)
................... 10,262 268,557
Crowdstrike Holdings, Inc. , Class A
(a)
............ 9,597 2,849,061
Datadog, Inc. , Class A
(a)
.................... 12,953 1,624,824
DocuSign, Inc.
(a)
......................... 8,603 596,876
Dolby Laboratories, Inc. , Class A .............. 2,458 179,188
DoubleVerify Holdings, Inc.
(a)
................. 5,779 98,532
Dropbox, Inc. , Class A
(a)
.................... 9,870 255,139
Dynatrace, Inc.
(a)
......................... 12,450 669,810
Elastic NV
(a)
............................ 3,397 272,541
Fair Isaac Corp.
(a)
......................... 1,024 2,040,945
Fortinet, Inc.
(a)
........................... 26,419 2,078,119
Gen Digital, Inc. .......................... 22,383 651,569
Gitlab, Inc. , Class A
(a)
...................... 4,544 244,240
Guidewire Software, Inc.
(a)
................... 3,398 632,911
HashiCorp, Inc. , Class A
(a)
................... 6,073 205,632
HubSpot, Inc.
(a)
.......................... 2,151 1,193,353
Informatica, Inc. , Class A
(a) (b)
................. 2,813 76,795
Intuit, Inc. .............................. 11,647 7,108,164
Security Shares Value
a
Software (continued)
Manhattan Associates, Inc.
(a)
................. 2,545 $ 670,251
Microsoft Corp. .......................... 309,654 125,827,903
MicroStrategy, Inc. , Class A
(a) (b)
................ 7,300 1,784,850
nCino, Inc.
(a)
............................ 3,848 143,530
Nutanix, Inc. , Class A
(a)
..................... 10,343 642,300
Oracle Corp. ............................ 66,588 11,176,130
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 84,160 3,497,690
Palo Alto Networks, Inc.
(a) (b)
.................. 13,489 4,860,491
Pegasystems, Inc. ........................ 1,985 157,688
Procore Technologies, Inc.
(a) (b)
................ 4,444 291,749
PTC, Inc.
(a)
............................. 5,065 938,696
Roper Technologies, Inc. .................... 4,475 2,406,342
Salesforce, Inc. .......................... 40,369 11,762,316
Samsara, Inc. , Class A
(a)
.................... 8,146 389,297
SentinelOne, Inc. , Class A
(a)
.................. 11,985 309,093
ServiceNow, Inc.
(a)
........................ 8,582 8,006,920
Smartsheet, Inc. , Class A
(a)
.................. 5,549 313,075
SPS Commerce, Inc.
(a)
..................... 1,532 252,780
Synopsys, Inc.
(a)
......................... 6,398 3,286,077
Tyler Technologies, Inc.
(a)
................... 1,770 1,071,894
UiPath, Inc. , Class A
(a)
..................... 18,646 230,465
Unity Software, Inc.
(a) (b)
..................... 12,107 243,109
Varonis Systems, Inc.
(a)
..................... 4,787 241,121
Workday, Inc. , Class A
(a)
.................... 8,824 2,063,492
Workiva, Inc. , Class A
(a)
..................... 1,922 153,299
Zoom Video Communications, Inc. , Class A
(a)
...... 11,101 829,689
Zscaler, Inc.
(a)
........................... 3,815 689,714
223,144,922
a
Specialized REITs  —  1 .0%
American Tower Corp. ..................... 19,427 4,148,442
Crown Castle, Inc. ........................ 18,184 1,954,598
CubeSmart ............................. 9,479 453,476
Digital Realty Trust, Inc. .................... 12,861 2,292,216
Equinix, Inc. ............................ 3,967 3,602,353
Extra Space Storage, Inc. ................... 8,801 1,437,203
Gaming and Leisure Properties, Inc. ............ 11,346 569,456
Iron Mountain, Inc. ........................ 12,195 1,508,887
Lamar Advertising Co. , Class A ............... 3,648 481,536
PotlatchDeltic Corp. ....................... 2,839 118,017
Public Storage ........................... 6,584 2,166,531
Rayonier, Inc. ........................... 5,691 177,730
SBA Communications Corp. , Class A ............ 4,486 1,029,403
VICI Properties, Inc. ....................... 43,341 1,376,510
Weyerhaeuser Co. ........................ 30,056 936,545
22,252,903
a
Specialty Retail  —  2 .0%
Advance Auto Parts, Inc. .................... 2,470 88,154
AutoNation, Inc.
(a)
......................... 1,128 175,370
AutoZone, Inc.
(a)
......................... 713 2,145,417
Bath & Body Works, Inc. .................... 9,422 267,396
Best Buy Co., Inc. ........................ 8,120 734,292
Burlington Stores, Inc.
(a)
.................... 2,637 653,369
CarMax, Inc.
(a) (b)
.......................... 6,628 479,735
Carvana Co. , Class A
(a) (b)
.................... 4,761 1,177,443
Chewy, Inc. , Class A
(a)
..................... 5,665 152,785
Dick's Sporting Goods, Inc. .................. 2,447 479,000
Five Below, Inc.
(a)
......................... 2,326 220,481
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 4,537 467,538
GameStop Corp. , Class A
(a) (b)
................. 16,209 359,516
Gap, Inc. (The) .......................... 8,837 183,544
Home Depot, Inc. (The) .................... 41,309 16,265,419
Lithia Motors, Inc. ........................ 1,141 379,234
Lowe's Companies, Inc. .................... 23,729 6,212,964

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Specialty Retail (continued)
Murphy USA, Inc. ........................ 773 $ 377,572
O'Reilly Automotive, Inc.
(a)
................... 2,405 2,773,302
Penske Automotive Group, Inc. ............... 821 123,618
RH
(a)
................................. 644 204,824
Ross Stores, Inc. ......................... 13,941 1,947,836
TJX Companies, Inc. (The) .................. 47,041 5,317,044
Tractor Supply Co. ........................ 4,519 1,199,840
Ulta Beauty, Inc.
(a)
........................ 1,972 727,629
Valvoline, Inc.
(a)
.......................... 5,346 215,337
Wayfair, Inc. , Class A
(a) (b)
.................... 3,767 161,341
Williams-Sonoma, Inc. ..................... 5,366 719,742
44,209,742
a
Technology Hardware, Storage & Peripherals  —  6 .8%
Apple, Inc. ............................. 633,392 143,089,587
Dell Technologies, Inc. , Class C ............... 12,023 1,486,403
Hewlett Packard Enterprise Co. ............... 54,165 1,055,676
HP, Inc. ............................... 40,895 1,452,590
NetApp, Inc. ............................ 8,597 991,320
Pure Storage, Inc. , Class A
(a)
................. 12,819 641,591
Seagate Technology Holdings PLC ............. 8,777 880,948
Super Micro Computer, Inc.
(a) (b)
................ 21,156 615,851
Western Digital Corp.
(a)
..................... 13,736 897,098
151,111,064
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Capri Holdings Ltd.
(a)
...................... 4,838 95,502
Columbia Sportswear Co. ................... 1,447 116,440
Crocs, Inc.
(a)
............................ 2,489 268,364
Deckers Outdoor Corp.
(a)
.................... 6,328 1,018,112
Levi Strauss & Co. , Class A .................. 4,046 69,146
Lululemon Athletica, Inc.
(a)
................... 4,794 1,428,132
Nike, Inc. , Class B ........................ 49,955 3,853,029
PVH Corp. ............................. 2,306 227,049
Ralph Lauren Corp. , Class A ................. 1,598 316,292
Skechers USA, Inc. , Class A
(a)
................ 5,635 346,327
Tapestry, Inc. ............................ 9,842 467,003
VF Corp. .............................. 13,653 282,754
8,488,150
a
Tobacco  —  0 .6%
Altria Group, Inc. ......................... 71,307 3,883,379
Philip Morris International, Inc. ................ 64,772 8,595,245
12,478,624
a
Trading Companies & Distributors  —  0 .5%
Air Lease Corp. , Class A .................... 4,346 192,745
Applied Industrial Technologies, Inc. ............ 1,643 380,502
Security Shares Value
a
Trading Companies & Distributors (continued)
Core & Main, Inc. , Class A
(a)
.................. 8,062 $ 356,985
Fastenal Co. ............................ 23,721 1,854,508
Ferguson Enterprises, Inc. ................... 8,409 1,654,387
FTAI Aviation, Ltd. ........................ 4,271 574,193
MSC Industrial Direct Co., Inc. , Class A .......... 1,903 150,470
SiteOne Landscape Supply, Inc.
(a)
.............. 1,897 265,087
United Rentals, Inc. ....................... 2,783 2,262,022
Watsco, Inc. ............................ 1,455 688,230
WESCO International, Inc. ................... 1,850 355,145
WW Grainger, Inc. ........................ 1,849 2,050,966
10,785,240
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 8,146 1,125,044
Essential Utilities, Inc. ...................... 10,352 399,587
1,524,631
a
Wireless Telecommunication Services  —  0 .2%
GCI Liberty, Inc. , Class A
(a) (d)
................. 4,053 —
T-Mobile U.S., Inc. ........................ 20,371 4,545,992
4,545,992
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,041,200,149 ) ............................... 2,207,189,429
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(c) (e) (f)
...................... 20,993,025 21,007,720
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.83%
(c) (e)
............................ 3,491,679 3,491,679
a
Total Short-Term Securities — 1.1%
(Cost: $ 24,488,113 ) ................................. 24,499,399
Total Investments — 100.9%
(Cost: $ 1,065,688,262 ) ............................... 2,231,688,828
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (20,123,084)
Net Assets — 100.0% ................................. $ 2,211,565,744
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 14,056,104 $ 6,945,082
(a)
$ — $ (274) $ 6,808 $ 21,007,720 20,993,025 $ 55,460
(b)
$ —

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... $ 3,681,265 $ — $ (189,586)
(a)
$ — $ — $ 3,491,679 3,491,679 $ 88,987 $ —
BlackRock, Inc. .. 4,136,181 403,466 (122,785) 50,016 1,218,191 5,685,069 5,795 57,650 —
$ 49,742 $ 1,224,999
$ 30,184,468
$ 202,097 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 13 12/20/24 $ 3,730 $ 466
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 466 $ — $ — $ — $ 466
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 293,094 $ — $ — $ — $ 293,094
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 111,003 $ — $ — $ — $ 111,003
Futures contracts
Average notional value of contracts — long ................................................................................... $ 4,088,213
a

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Dow Jones U.S. ETF

2024
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,207,189,429 $ — $ — $ 2,207,189,429
Short-Term Securities
Money Market Funds ...................................... 24,499,399 — — 24,499,399
$ 2,231,688,828 $ — $ — $ 2,231,688,828
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 466 $ — $ — $ 466
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .5%
CH Robinson Worldwide, Inc. ................ 20,395 $ 2,101,501
Expeditors International of Washington, Inc. ....... 25,045 2,980,355
United Parcel Service, Inc. , Class B ............ 129,240 17,325,914
22,407,770
a
Automobile Components  —  0 .1%
Aptiv PLC
(a) (b)
............................ 48,345 2,747,446
Autoliv, Inc. ............................. 13,503 1,254,159
BorgWarner, Inc. ......................... 40,937 1,376,711
5,378,316
a
Automobiles  —  2 .8%
Harley-Davidson, Inc. ...................... 22,523 719,610
Lucid Group, Inc.
(a) (b)
....................... 158,367 349,991
Rivian Automotive, Inc. , Class A
(a) (b)
............. 128,883 1,301,718
Tesla, Inc.
(a)
............................. 508,886 127,145,167
129,516,486
a
Banks  —  1 .0%
Bank of Hawaii Corp. ...................... 6,937 501,059
Cathay General Bancorp .................... 12,671 582,612
Citizens Financial Group, Inc. ................ 81,255 3,422,461
Comerica, Inc. ........................... 23,663 1,507,570
Huntington Bancshares, Inc. ................. 257,819 4,019,398
International Bancshares Corp. ............... 10,060 616,276
KeyCorp ............................... 165,548 2,855,703
M&T Bank Corp. ......................... 29,463 5,735,857
Old National Bancorp ...................... 56,130 1,081,064
PNC Financial Services Group, Inc. (The) ........ 70,469 13,267,199
Regions Financial Corp. .................... 162,869 3,887,683
Truist Financial Corp. ...................... 237,765 10,235,783
Zions Bancorp NA ........................ 26,221 1,365,065
49,077,730
a
Beverages  —  2 .0%
Coca-Cola Co. (The) ...................... 725,592 47,388,414
Keurig Dr Pepper, Inc. ..................... 191,800 6,319,810
PepsiCo, Inc. ........................... 243,530 40,445,462
94,153,686
a
Biotechnology  —  3 .0%
AbbVie, Inc. ............................ 313,078 63,827,212
Amgen, Inc. ............................ 95,106 30,449,137
Biogen, Inc.
(a)
........................... 25,690 4,470,060
BioMarin Pharmaceutical, Inc.
(a)
............... 33,842 2,229,849
Gilead Sciences, Inc. ...................... 221,218 19,648,583
Vertex Pharmaceuticals, Inc.
(a) (b)
............... 45,806 21,802,740
142,427,581
a
Broadline Retail  —  0 .0%
Kohl's Corp. ............................ 20,196 373,222
Nordstrom, Inc. .......................... 17,689 399,948
773,170
a
Building Products  —  1 .1%
A O Smith Corp. ......................... 21,405 1,607,515
Allegion PLC ............................ 15,594 2,177,390
Builders FirstSource, Inc.
(a)
.................. 21,612 3,704,297
Carrier Global Corp. ....................... 143,535 10,437,865
Fortune Brands Innovations, Inc. .............. 22,533 1,877,675
Johnson Controls International PLC ............ 119,439 9,023,616
Lennox International, Inc. ................... 5,703 3,436,457
Masco Corp. ............................ 38,950 3,112,495
Owens Corning .......................... 15,416 2,725,395
Security Shares Value
a
Building Products (continued)
Trane Technologies PLC .................... 40,125 $ 14,852,670
52,955,375
a
Capital Markets  —  3 .9%
Ameriprise Financial, Inc. ................... 17,609 8,985,873
Bank of New York Mellon Corp. (The) ........... 131,126 9,881,655
BlackRock, Inc.
(c)
......................... 26,283 25,784,411
Charles Schwab Corp. (The) ................. 267,712 18,962,041
CME Group, Inc. , Class A ................... 63,932 14,407,715
FactSet Research Systems, Inc. ............... 6,798 3,086,700
Franklin Resources, Inc. .................... 51,189 1,063,196
Intercontinental Exchange, Inc. ............... 101,629 15,840,912
Invesco Ltd. ............................ 59,334 1,028,852
MarketAxess Holdings, Inc. .................. 6,620 1,915,960
Moody's Corp. ........................... 29,123 13,223,007
Morgan Stanley .......................... 216,100 25,121,625
Nasdaq, Inc. ............................ 76,529 5,657,024
Northern Trust Corp. ....................... 36,030 3,621,736
S&P Global, Inc. ......................... 56,760 27,265,234
State Street Corp. ........................ 53,003 4,918,678
T Rowe Price Group, Inc. ................... 39,666 4,357,707
185,122,326
a
Chemicals  —  2 .1%
Air Products and Chemicals, Inc. .............. 39,393 12,232,708
Albemarle Corp. ......................... 20,769 1,967,447
Axalta Coating Systems Ltd.
(a)
................ 39,672 1,504,362
Ecolab, Inc. ............................ 45,629 11,212,414
HB Fuller Co. ........................... 9,687 708,895
International Flavors & Fragrances, Inc. .......... 45,034 4,477,731
Linde PLC ............................. 85,230 38,877,665
LyondellBasell Industries NV , Class A ........... 46,355 4,025,932
Minerals Technologies, Inc. .................. 5,743 432,390
Mosaic Co. (The) ......................... 56,760 1,518,898
PPG Industries, Inc. ....................... 41,714 5,193,810
Sherwin-Williams Co. (The) .................. 42,666 15,307,281
97,459,533
a
Commercial Services & Supplies  —  0 .3%
ACCO Brands Corp. ....................... 15,472 75,813
Copart, Inc.
(a)
........................... 153,469 7,899,050
Deluxe Corp. ............................ 7,416 139,124
HNI Corp. .............................. 8,605 424,054
Interface, Inc. ........................... 10,455 182,649
Steelcase, Inc. , Class A .................... 14,527 174,760
Tetra Tech, Inc. .......................... 47,655 2,329,376
Veralto Corp. ............................ 43,702 4,465,907
15,690,733
a
Communications Equipment  —  1 .2%
Cisco Systems, Inc. ....................... 714,290 39,121,664
F5, Inc.
(a)
.............................. 10,498 2,455,272
Motorola Solutions, Inc. .................... 29,575 13,289,526
54,866,462
a
Construction & Engineering  —  0 .3%
EMCOR Group, Inc. ....................... 8,381 3,738,513
Granite Construction, Inc. ................... 8,072 678,452
Quanta Services, Inc. ...................... 25,942 7,824,885
12,241,850
a
Construction Materials  —  0 .3%
CRH PLC .............................. 121,785 11,621,943
a

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 48,480 $ 1,699,224
American Express Co. ..................... 102,093 27,573,277
Discover Financial Services .................. 44,503 6,605,580
Synchrony Financial ....................... 70,047 3,862,392
39,740,473
a
Consumer Staples Distribution & Retail  —  0 .6%
Kroger Co. (The) ......................... 121,253 6,762,280
Sysco Corp. ............................ 88,244 6,613,888
Target Corp. ............................ 81,906 12,289,176
United Natural Foods, Inc.
(a)
.................. 10,475 213,061
25,878,405
a
Containers & Packaging  —  0 .2%
Avery Dennison Corp. ...................... 14,248 2,949,763
Ball Corp. .............................. 55,028 3,260,409
International Paper Co. ..................... 58,288 3,237,316
Sealed Air Corp. ......................... 26,243 949,472
Sonoco Products Co. ...................... 17,540 921,201
11,318,161
a
Distributors  —  0 .1%
LKQ Corp. ............................. 47,790 1,758,194
Pool Corp. ............................. 6,777 2,450,834
4,209,028
a
Diversified Telecommunication Services  —  0 .7%
Lumen Technologies, Inc.
(a)
.................. 180,046 1,150,494
Verizon Communications, Inc. ................ 746,283 31,440,903
32,591,397
a
Electric Utilities  —  0 .2%
Eversource Energy ....................... 62,036 4,085,071
Exelon Corp. ............................ 177,540 6,977,322
11,062,393
a
Electrical Equipment  —  0 .7%
Acuity Brands, Inc. ........................ 5,501 1,654,096
Eaton Corp. PLC ......................... 70,881 23,502,722
Rockwell Automation, Inc. ................... 20,173 5,380,341
Sensata Technologies Holding PLC ............ 26,530 911,040
31,448,199
a
Electronic Equipment, Instruments & Components  —  0 .6%
Cognex Corp. ........................... 30,480 1,226,211
Corning, Inc. ............................ 143,741 6,840,634
Flex Ltd.
(a) (b)
............................ 70,705 2,451,342
Itron, Inc.
(a)
............................. 8,198 916,209
Keysight Technologies, Inc.
(a)
................. 30,934 4,609,475
TE Connectivity PLC ...................... 54,158 7,983,972
Trimble, Inc.
(a) (b)
.......................... 43,282 2,618,561
Zebra Technologies Corp. , Class A
(a)
............ 9,031 3,449,571
30,095,975
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 177,094 6,743,740
Core Laboratories, Inc.
(b)
.................... 8,572 162,011
Halliburton Co. .......................... 157,265 4,362,531
NOV, Inc. .............................. 69,773 1,082,179
TechnipFMC PLC ........................ 77,505 2,068,608
14,419,069
a
Entertainment  —  0 .9%
Electronic Arts, Inc. ....................... 44,680 6,739,978
Walt Disney Co. (The) ..................... 323,217 31,093,475
Security Shares Value
a
Entertainment (continued)
Warner Bros Discovery, Inc. , Series A
(a)
.......... 412,283 $ 3,351,861
41,185,314
a
Financial Services  —  3 .9%
Equitable Holdings, Inc. .................... 57,333 2,599,478
Fidelity National Information Services, Inc. ........ 98,841 8,869,003
Mastercard, Inc. , Class A .................... 147,195 73,537,150
PayPal Holdings, Inc.
(a)
..................... 176,185 13,971,470
Visa, Inc. , Class A ........................ 279,088 80,893,657
Voya Financial, Inc. ....................... 18,006 1,445,882
Western Union Co. (The) ................... 51,647 555,722
181,872,362
a
Food Products  —  1 .2%
Archer-Daniels-Midland Co. .................. 87,663 4,839,874
Bunge Global SA ......................... 25,387 2,133,016
Campbell Soup Co. ....................... 34,194 1,595,150
Conagra Brands, Inc. ...................... 84,955 2,458,598
Darling Ingredients, Inc.
(a)
................... 28,215 1,103,489
General Mills, Inc. ........................ 98,959 6,731,191
Hain Celestial Group, Inc. (The)
(a)
.............. 16,868 147,257
Hormel Foods Corp. ....................... 53,153 1,623,824
Ingredion, Inc. ........................... 11,547 1,532,980
J M Smucker Co. (The) ..................... 18,770 2,130,583
Kellanova .............................. 48,423 3,905,315
Kraft Heinz Co. (The) ...................... 161,268 5,396,027
Lamb Weston Holdings, Inc. ................. 25,510 1,981,872
McCormick & Co., Inc. , NVS ................. 44,512 3,482,619
Mondelez International, Inc. , Class A ............ 237,817 16,285,708
55,347,503
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 26,780 3,716,528
MDU Resources Group, Inc. ................. 33,974 980,150
New Jersey Resources Corp. ................. 17,765 815,236
UGI Corp. .............................. 37,122 887,587
6,399,501
a
Ground Transportation  —  1 .2%
ArcBest Corp. ........................... 4,374 455,683
Avis Budget Group, Inc. .................... 3,213 266,679
CSX Corp. ............................. 347,253 11,681,591
JB Hunt Transport Services, Inc. .............. 14,586 2,634,523
Knight-Swift Transportation Holdings, Inc. , Class A .. 28,290 1,473,343
Norfolk Southern Corp. ..................... 40,143 10,053,012
Ryder System, Inc. ........................ 7,797 1,140,545
U-Haul Holding Co. , Series N , NVS ............. 17,034 1,162,741
Union Pacific Corp. ....................... 108,171 25,103,244
53,971,361
a
Health Care Equipment & Supplies  —  1 .2%
Align Technology, Inc.
(a)
..................... 12,671 2,597,935
Becton Dickinson & Co. .................... 51,304 11,984,101
Cooper Companies, Inc. (The)
(a)
............... 35,473 3,713,314
Dentsply Sirona, Inc. ...................... 36,485 845,357
Dexcom, Inc.
(a)
.......................... 70,664 4,980,399
Edwards Lifesciences Corp.
(a) (b)
............... 106,585 7,142,261
Hologic, Inc.
(a) (b)
.......................... 41,603 3,364,435
IDEXX Laboratories, Inc.
(a)
................... 14,624 5,950,798
Insulet Corp.
(a)
........................... 12,475 2,888,337
ResMed, Inc. ........................... 26,089 6,325,800
STERIS PLC ............................ 17,551 3,893,689
Zimmer Biomet Holdings, Inc. ................ 36,348 3,886,328
57,572,754
a

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Providers & Services  —  1 .7%
Cardinal Health, Inc. ....................... 43,110 $ 4,678,297
Cencora, Inc. ........................... 31,817 7,256,821
Centene Corp.
(a)
......................... 94,854 5,905,610
Cigna Group (The) ........................ 50,346 15,849,424
DaVita, Inc.
(a) (b)
.......................... 9,386 1,312,257
Elevance Health, Inc. ...................... 41,246 16,735,977
HCA Healthcare, Inc. ...................... 34,827 12,493,838
Henry Schein, Inc.
(a) (b)
...................... 23,054 1,619,082
Humana, Inc. ........................... 21,362 5,507,764
Labcorp Holdings, Inc. ..................... 14,847 3,389,125
Patterson Companies, Inc. .................. 15,368 322,882
Pediatrix Medical Group, Inc.
(a)
................ 14,325 176,484
Quest Diagnostics, Inc. ..................... 19,602 3,034,978
Select Medical Holdings Corp. ................ 19,224 616,706
78,899,245
a
Health Care REITs  —  0 .5%
Healthpeak Properties, Inc. .................. 125,369 2,814,534
Ventas, Inc. ............................ 71,923 4,710,237
Welltower, Inc. ........................... 105,881 14,281,230
21,806,001
a
Health Care Technology  —  0 .1%
Teladoc Health, Inc.
(a)
...................... 29,262 263,358
Veeva Systems, Inc. , Class A
(a) (b)
.............. 27,288 5,698,553
5,961,911
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 124,538 2,147,035
a
Hotels, Restaurants & Leisure  —  2 .7%
Aramark ............................... 43,454 1,643,865
Booking Holdings, Inc. ..................... 6,016 28,132,320
Choice Hotels International, Inc.
(b)
.............. 5,124 714,849
Darden Restaurants, Inc. ................... 21,249 3,400,265
Domino's Pizza, Inc. ....................... 6,147 2,543,198
Hilton Worldwide Holdings, Inc. ............... 44,333 10,411,605
Jack in the Box, Inc. ....................... 3,651 179,812
Marriott International, Inc. , Class A ............. 43,042 11,191,781
McDonald's Corp. ........................ 127,780 37,325,816
Royal Caribbean Cruises Ltd. ................ 43,286 8,932,066
Starbucks Corp. .......................... 200,781 19,616,303
Vail Resorts, Inc. ......................... 6,736 1,116,088
125,207,968
a
Household Durables  —  0 .2%
Ethan Allen Interiors, Inc. ................... 3,990 110,403
Garmin Ltd. ............................. 27,317 5,418,327
La-Z-Boy, Inc. ........................... 7,143 271,791
Meritage Homes Corp. ..................... 6,553 1,187,404
Mohawk Industries, Inc.
(a)
................... 9,504 1,276,102
Newell Brands, Inc. ....................... 70,359 619,159
Whirlpool Corp. .......................... 9,584 992,040
9,875,226
a
Household Products  —  2 .1%
Church & Dwight Co., Inc. ................... 43,228 4,318,910
Clorox Co. (The) ......................... 21,922 3,475,733
Colgate-Palmolive Co. ..................... 138,359 12,965,622
Kimberly-Clark Corp. ...................... 59,774 8,020,475
Procter & Gamble Co. (The) ................. 418,467 69,122,379
97,903,119
a
Independent Power and Renewable Electricity Producers  —  0 .0%
Ormat Technologies, Inc. .................... 9,600 758,592
a
Security Shares Value
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 98,083 $ 12,600,723
a
Industrial REITs  —  0 .4%
Prologis, Inc. ............................ 164,140 18,537,972
a
Insurance  —  2 .5%
Allstate Corp. (The) ....................... 46,743 8,718,504
Arthur J Gallagher & Co. .................... 38,654 10,869,505
Chubb Ltd. ............................. 68,384 19,314,377
Hartford Financial Services Group, Inc. (The) ...... 52,699 5,820,078
Lincoln National Corp. ..................... 30,343 1,054,419
Loews Corp. ............................ 33,324 2,631,263
Marsh & McLennan Companies, Inc. ............ 87,483 19,092,290
Principal Financial Group, Inc. ................ 41,679 3,434,350
Progressive Corp. (The) .................... 103,841 25,215,710
Prudential Financial, Inc. .................... 63,518 7,779,685
Travelers Companies, Inc. (The) ............... 40,677 10,004,101
Willis Towers Watson PLC ................... 18,118 5,475,078
119,409,360
a
Interactive Media & Services  —  7 .1%
Alphabet, Inc. , Class A ..................... 1,041,435 178,199,943
Alphabet, Inc. , Class C , NVS ................. 896,282 154,778,938
ZoomInfo Technologies, Inc.
(a)
................ 46,075 509,129
333,488,010
a
IT Services  —  1 .8%
Accenture PLC , Class A .................... 111,058 38,295,020
Akamai Technologies, Inc.
(a)
.................. 26,870 2,716,020
ASGN, Inc.
(a)
............................ 8,213 756,417
Cognizant Technology Solutions Corp. , Class A ..... 88,246 6,582,269
International Business Machines Corp. .......... 162,864 33,667,246
Okta, Inc. , Class A
(a)
....................... 28,372 2,039,663
Twilio, Inc. , Class A
(a)
...................... 28,830 2,325,139
86,381,774
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................ 23,317 1,530,295
Mattel, Inc.
(a) (b)
........................... 62,074 1,265,068
Topgolf Callaway Brands Corp.
(a)
.............. 26,601 258,296
3,053,659
a
Life Sciences Tools & Services  —  1 .3%
Agilent Technologies, Inc. ................... 51,669 6,732,987
Bio-Techne Corp. ......................... 28,032 2,067,360
Danaher Corp. .......................... 118,190 29,034,556
Illumina, Inc.
(a) (b)
.......................... 28,183 4,062,298
IQVIA Holdings, Inc.
(a)
...................... 32,343 6,656,836
Mettler-Toledo International, Inc.
(a)
............. 3,795 4,902,191
Waters Corp.
(a)
.......................... 10,446 3,375,207
West Pharmaceutical Services, Inc. ............ 12,940 3,984,614
60,816,049
a
Machinery  —  3 .1%
AGCO Corp. ............................ 11,269 1,125,097
Caterpillar, Inc. .......................... 86,709 32,619,926
CNH Industrial N.V. ....................... 154,522 1,735,282
Cummins, Inc. ........................... 24,238 7,973,817
Deere & Co. ............................ 46,413 18,782,877
Dover Corp. ............................ 24,349 4,609,996
Flowserve Corp. ......................... 23,442 1,233,987
Fortive Corp. ............................ 62,533 4,466,732
Graco, Inc. ............................. 29,778 2,425,418
IDEX Corp. ............................. 13,397 2,875,532
Illinois Tool Works, Inc. ..................... 52,959 13,829,184
Ingersoll Rand, Inc.
(b)
...................... 71,381 6,852,576

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Machinery (continued)
Lincoln Electric Holdings, Inc. ................ 10,105 $ 1,945,819
Middleby Corp. (The)
(a) (b)
.................... 9,493 1,231,242
PACCAR, Inc. ........................... 93,041 9,702,316
Parker-Hannifin Corp. ...................... 22,765 14,434,604
Pentair PLC ............................ 29,398 2,913,930
Snap-on, Inc. ........................... 9,295 3,068,558
Stanley Black & Decker, Inc. ................. 27,293 2,536,611
Tennant Co. ............................ 3,296 288,598
Timken Co. (The) ......................... 11,805 979,815
Westinghouse Air Brake Technologies Corp. ....... 31,379 5,898,624
Xylem, Inc. ............................. 43,081 5,246,404
146,776,945
a
Media  —  0 .1%
Cable One, Inc. .......................... 805 274,956
John Wiley & Sons, Inc. , Class A .............. 7,943 391,590
New York Times Co. (The) , Class A ............. 27,477 1,534,315
Omnicom Group, Inc. ...................... 34,918 3,526,718
Scholastic Corp. ......................... 4,607 114,392
5,841,971
a
Metals & Mining  —  0 .2%
Compass Minerals International, Inc. ............ 6,284 77,356
Newmont Corp. .......................... 204,143 9,276,258
Radius Recycling, Inc. , Class A ............... 4,664 75,510
9,429,124
a
Multi-Utilities  —  0 .5%
Avista Corp. ............................ 13,163 493,349
CMS Energy Corp. ........................ 52,922 3,683,900
Consolidated Edison, Inc. ................... 61,314 6,234,408
NiSource, Inc. ........................... 79,660 2,800,846
Sempra ............................... 112,222 9,355,948
22,568,451
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 26,345 2,122,353
COPT Defense Properties ................... 20,628 664,222
2,786,575
a
Oil, Gas & Consumable Fuels  —  1 .1%
Cheniere Energy, Inc. ...................... 40,588 7,767,731
HF Sinclair Corp. ......................... 28,435 1,097,875
Marathon Petroleum Corp. .................. 62,605 9,107,149
ONEOK, Inc. ............................ 103,179 9,995,982
Phillips 66 .............................. 75,172 9,157,453
Targa Resources Corp. ..................... 37,472 6,256,325
Valero Energy Corp. ....................... 57,977 7,523,096
50,905,611
a
Passenger Airlines  —  0 .1%
Delta Air Lines, Inc. ....................... 28,815 1,648,794
Southwest Airlines Co. ..................... 26,424 808,046
2,456,840
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 41,220 2,841,707
a
Pharmaceuticals  —  1 .7%
Bristol-Myers Squibb Co. .................... 359,201 20,032,640
Jazz Pharmaceuticals PLC
(a) (b)
................ 10,604 1,166,758
Merck & Co., Inc. ......................... 449,057 45,947,512
Zoetis, Inc. , Class A ....................... 80,900 14,463,302
81,610,212
a
Security Shares Value
a
Professional Services  —  0 .7%
Automatic Data Processing, Inc. ............... 72,520 $ 20,975,685
Broadridge Financial Solutions, Inc. ............ 20,869 4,400,437
Exponent, Inc. ........................... 9,141 862,728
Heidrick & Struggles International, Inc. .......... 3,223 125,890
ICF International, Inc. ...................... 3,427 577,758
Kelly Services, Inc. , Class A , NVS ............. 6,139 122,719
ManpowerGroup, Inc. ...................... 8,330 523,540
Paycom Software, Inc. ..................... 9,123 1,906,981
Robert Half, Inc. ......................... 18,748 1,276,926
TransUnion ............................. 34,571 3,502,042
34,274,706
a
Real Estate Management & Development  —  0 .2%
Anywhere Real Estate, Inc.
(a)
................. 15,347 59,239
CBRE Group, Inc. , Class A
(a)
................. 54,122 7,088,358
Jones Lang LaSalle, Inc.
(a)
................... 8,387 2,272,542
9,420,139
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 25,264 5,598,755
Equity Residential ........................ 60,455 4,254,219
UDR, Inc. .............................. 54,922 2,317,159
12,170,133
a
Retail REITs  —  0 .3%
Federal Realty Investment Trust ............... 13,327 1,477,164
Macerich Co. (The) ....................... 37,510 701,437
Simon Property Group, Inc. .................. 57,664 9,752,136
11,930,737
a
Semiconductors & Semiconductor Equipment  —  16 .2%
Advanced Micro Devices, Inc.
(a)
............... 286,565 41,285,420
Analog Devices, Inc. ....................... 87,913 19,614,269
Applied Materials, Inc. ..................... 146,799 26,655,762
First Solar, Inc.
(a)
......................... 17,970 3,494,806
Intel Corp. ............................. 754,630 16,239,638
Lam Research Corp. ...................... 231,812 17,235,222
Microchip Technology, Inc. ................... 95,119 6,978,881
NVIDIA Corp. ........................... 4,361,467 579,028,359
NXP Semiconductors NV ................... 45,394 10,644,893
ON Semiconductor Corp.
(a) (b)
................. 76,447 5,388,749
Skyworks Solutions, Inc. .................... 28,240 2,473,259
Texas Instruments, Inc. ..................... 161,423 32,794,697
761,833,955
a
Software  —  17 .3%
Adobe, Inc.
(a)
............................ 78,614 37,583,781
ANSYS, Inc.
(a)
........................... 15,513 4,970,520
Atlassian Corp. , Class A
(a)
................... 28,311 5,337,756
Autodesk, Inc.
(a)
.......................... 38,119 10,818,172
Cadence Design Systems, Inc.
(a)
.............. 48,313 13,340,186
Fair Isaac Corp.
(a)
......................... 4,380 8,729,822
Fortinet, Inc.
(a)
........................... 115,383 9,076,027
Gen Digital, Inc. .......................... 99,913 2,908,467
Guidewire Software, Inc.
(a) (b)
.................. 14,029 2,613,042
HubSpot, Inc.
(a)
.......................... 8,602 4,772,304
Intuit, Inc. .............................. 49,547 30,238,534
Microsoft Corp. .......................... 1,251,827 508,679,901
Oracle Corp. ............................ 293,477 49,257,180
PTC, Inc.
(a)
............................. 21,287 3,945,120
RingCentral, Inc. , Class A
(a)
.................. 13,504 486,279
Roper Technologies, Inc. .................... 18,978 10,205,040
Salesforce, Inc. .......................... 171,738 50,039,301
ServiceNow, Inc.
(a)
........................ 36,347 33,911,387
Synopsys, Inc.
(a)
......................... 27,133 13,935,780
Teradata Corp.
(a)
......................... 17,700 570,471

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Workday, Inc. , Class A
(a)
.................... 37,671 $ 8,809,363
810,228,433
a
Specialized REITs  —  1 .3%
American Tower Corp. ..................... 82,775 17,675,774
Crown Castle, Inc. ........................ 76,819 8,257,274
Digital Realty Trust, Inc. .................... 57,661 10,276,920
Equinix, Inc. ............................ 16,822 15,275,722
Iron Mountain, Inc. ........................ 51,942 6,426,784
PotlatchDeltic Corp. ....................... 14,375 597,569
SBA Communications Corp. , Class A ............ 19,050 4,371,403
62,881,446
a
Specialty Retail  —  2 .5%
AutoNation, Inc.
(a)
......................... 4,636 720,759
Best Buy Co., Inc. ........................ 36,413 3,292,828
Buckle, Inc. (The) ........................ 5,976 254,339
CarMax, Inc.
(a) (b)
.......................... 27,694 2,004,492
Foot Locker, Inc.
(a)
........................ 14,412 334,214
GameStop Corp. , Class A
(a)
.................. 71,946 1,595,762
Gap, Inc. (The) .......................... 38,939 808,763
Home Depot, Inc. (The) .................... 175,809 69,224,794
Lowe's Companies, Inc. .................... 101,029 26,452,423
ODP Corp. (The)
(a)
........................ 6,164 191,269
Signet Jewelers Ltd. ....................... 7,924 726,472
Tractor Supply Co. ........................ 19,128 5,078,675
Ulta Beauty, Inc.
(a) (b)
....................... 8,504 3,137,806
Williams-Sonoma, Inc. ..................... 22,854 3,065,407
116,888,003
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Dell Technologies, Inc. , Class C ............... 50,006 6,182,242
Hewlett Packard Enterprise Co. ............... 231,273 4,507,511
HP, Inc. ............................... 173,437 6,160,482
Seagate Technology Holdings PLC ............. 35,362 3,549,284
Xerox Holdings Corp. ...................... 20,872 170,524
20,570,043
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Capri Holdings Ltd.
(a)
...................... 20,696 408,539
Columbia Sportswear Co. ................... 6,539 526,193
Deckers Outdoor Corp.
(a)
.................... 27,031 4,349,018
Hanesbrands, Inc.
(a)
....................... 62,221 432,436
Nike, Inc. , Class B ........................ 214,876 16,573,386
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.
(b)
............................ 9,737 $ 958,705
Under Armour, Inc. , Class A
(a)
................. 32,629 278,978
Under Armour, Inc. , Class C
(a)
................ 26,310 207,849
VF Corp. .............................. 58,517 1,211,887
Wolverine World Wide, Inc. .................. 14,254 219,369
25,166,360
a
Trading Companies & Distributors  —  0 .8%
Air Lease Corp. , Class A .................... 18,663 827,704
Applied Industrial Technologies, Inc. ............ 6,876 1,592,413
Fastenal Co. ............................ 101,499 7,935,192
Ferguson Enterprises, Inc. ................... 35,801 7,043,489
United Rentals, Inc. ....................... 11,808 9,597,542
WW Grainger, Inc. ........................ 7,844 8,700,800
35,697,140
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 34,576 4,775,291
Essential Utilities, Inc. ...................... 46,101 1,779,499
6,554,790
a
Total Long-Term Investments — 99.7%
(Cost: $ 3,037,039,299 ) ............................... 4,680,484,821
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(c) (d) (e)
...................... 31,919,462 31,941,806
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.83%
(c) (d)
............................ 12,555,491 12,555,491
a
Total Short-Term Securities — 0.9%
(Cost: $ 44,488,097 ) ................................. 44,497,297
Total Investments — 100.6%
(Cost: $ 3,081,527,396 ) ............................... 4,724,982,118
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (28,884,492)
Net Assets — 100.0% ................................. $ 4,696,097,626
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 10,441,642 $ 21,480,387
(a)
$ — $ 13,025 $ 6,752 $ 31,941,806 31,919,462 $ 68,494
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 11,294,314 1,261,177
(a)
— — — 12,555,491 12,555,491 326,220 —

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI KLD 400 Social ETF

2024
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock, Inc. ... $ 20,188,884 $ 237,249 $ (635,286) $ 297,655 $ 5,695,909 $ 25,784,411 26,283 $ 270,433 $ —
$ 310,680 $ 5,702,661
$ 70,281,708
$ 665,147 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 50 12/20/24 $ 14,346 $ 38,591
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 38,591 $ — $ — $ — $ 38,591
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 734,681 $ — $ — $ — $ 734,681
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 456,690 $ — $ — $ — $ 456,690
Futures contracts
Average notional value of contracts — long ................................................................................... $ 16,065,925
a

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,680,484,821 $ — $ — $ 4,680,484,821
Short-Term Securities
Money Market Funds ...................................... 44,497,297 — — 44,497,297
$ 4,724,982,118 $ — $ — $ 4,724,982,118
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 38,591 $ — $ — $ 38,591
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
MSCI USA ESG Select ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .9%
Axon Enterprise, Inc.
(a)
..................... 29,617 $ 12,542,799
General Electric Co ....................... 126,052 21,653,213
34,196,012
a
Air Freight & Logistics  —  1 .4%
CH Robinson Worldwide, Inc. ................ 196,726 20,270,647
Expeditors International of Washington, Inc. ....... 245,535 29,218,665
49,489,312
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 69,401 3,944,059
a
Automobiles  —  1 .4%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 340,045 3,434,455
Tesla, Inc.
(a)
............................. 196,759 49,160,236
52,594,691
a
Banks  —  0 .8%
Huntington Bancshares, Inc. ................. 887,933 13,842,875
PNC Financial Services Group, Inc. (The) ........ 53,913 10,150,201
Truist Financial Corp. ...................... 86,433 3,720,941
27,714,017
a
Beverages  —  2 .8%
Coca-Cola Co. (The) ...................... 983,329 64,221,217
Keurig Dr Pepper, Inc. ..................... 156,919 5,170,481
PepsiCo, Inc. ........................... 195,421 32,455,520
101,847,218
a
Biotechnology  —  2 .7%
Alnylam Pharmaceuticals, Inc.
(a)
............... 22,704 6,052,659
Amgen, Inc. ............................ 88,739 28,410,678
Biogen, Inc.
(a)
........................... 19,115 3,326,010
Gilead Sciences, Inc. ...................... 491,146 43,623,588
Regeneron Pharmaceuticals, Inc.
(a)
............. 3,870 3,243,834
Vertex Pharmaceuticals, Inc.
(a)
................ 29,609 14,093,292
98,750,061
a
Broadline Retail  —  0 .2%
MercadoLibre, Inc.
(a)
....................... 3,755 7,649,611
a
Building Products  —  2 .6%
Carrier Global Corp. ....................... 107,225 7,797,402
Fortune Brands Innovations, Inc. .............. 57,483 4,790,058
Johnson Controls International PLC ............ 136,656 10,324,361
Lennox International, Inc. ................... 27,035 16,290,480
Owens Corning .......................... 22,398 3,959,743
Trane Technologies PLC .................... 137,452 50,879,232
94,041,276
a
Capital Markets  —  3 .5%
Bank of New York Mellon Corp. (The) ........... 328,327 24,742,723
FactSet Research Systems, Inc. ............... 12,669 5,752,486
Moody's Corp. ........................... 43,333 19,674,915
Morgan Stanley .......................... 320,905 37,305,206
Nasdaq, Inc. ............................ 120,992 8,943,729
Northern Trust Corp. ....................... 64,934 6,527,166
S&P Global, Inc. ......................... 44,701 21,472,572
State Street Corp. ........................ 50,540 4,690,112
129,108,909
a
Chemicals  —  1 .7%
Ecolab, Inc. ............................ 201,180 49,435,961
International Flavors & Fragrances, Inc. .......... 65,616 6,524,199
Linde PLC ............................. 7,852 3,581,690
Security Shares Value
a
Chemicals (continued)
PPG Industries, Inc. ....................... 29,258 $ 3,642,914
63,184,764
a
Commercial Services & Supplies  —  0 .5%
Veralto Corp. ............................ 170,628 17,436,475
a
Communications Equipment  —  1 .1%
Arista Networks, Inc.
(a)
..................... 31,069 12,006,304
Cisco Systems, Inc. ....................... 483,940 26,505,394
38,511,698
a
Construction & Engineering  —  0 .1%
Quanta Services, Inc. ...................... 13,485 4,067,480
a
Construction Materials  —  1 .2%
CRH PLC .............................. 449,889 42,932,907
a
Consumer Finance  —  1 .2%
American Express Co. ..................... 135,052 36,474,844
Synchrony Financial ....................... 111,583 6,152,687
42,627,531
a
Consumer Staples Distribution & Retail  —  1 .0%
Costco Wholesale Corp. .................... 23,109 20,201,426
Kroger Co. (The) ......................... 132,881 7,410,773
Target Corp. ............................ 66,310 9,949,152
37,561,351
a
Containers & Packaging  —  0 .1%
Ball Corp. .............................. 86,555 5,128,384
a
Distributors  —  0 .5%
LKQ Corp. ............................. 489,359 18,003,518
a
Diversified Telecommunication Services  —  0 .5%
Verizon Communications, Inc. ................ 454,527 19,149,222
a
Electric Utilities  —  0 .5%
Eversource Energy ....................... 246,509 16,232,618
a
Electronic Equipment, Instruments & Components  —  0 .6%
Keysight Technologies, Inc.
(a)
................. 84,661 12,615,336
Trimble, Inc.
(a)
........................... 137,993 8,348,576
20,963,912
a
Energy Equipment & Services  —  0 .8%
Baker Hughes Co. , Class A .................. 452,871 17,245,328
Schlumberger N.V. ........................ 296,577 11,883,840
29,129,168
a
Entertainment  —  1 .7%
Electronic Arts, Inc. ....................... 164,174 24,765,648
Netflix, Inc.
(a)
............................ 21,315 16,114,779
Walt Disney Co. (The) ..................... 207,525 19,963,905
60,844,332
a
Financial Services  —  2 .2%
Fidelity National Information Services, Inc. ........ 121,155 10,871,238
Mastercard, Inc. , Class A .................... 69,581 34,761,972
Visa, Inc. , Class A ........................ 120,764 35,003,445
80,636,655
a
Food Products  —  2 .9%
Bunge Global SA ......................... 192,332 16,159,735
General Mills, Inc. ........................ 448,917 30,535,334
Kellanova .............................. 650,339 52,449,840
Kraft Heinz Co. (The) ...................... 101,975 3,412,084

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Food Products (continued)
McCormick & Co., Inc. , NVS ................. 61,464 $ 4,808,943
107,365,936
a
Health Care Equipment & Supplies  —  1 .9%
Cooper Companies, Inc. (The)
(a)
............... 76,963 8,056,487
Dexcom, Inc.
(a)
.......................... 49,399 3,481,641
Edwards Lifesciences Corp.
(a)
................ 180,809 12,116,011
Hologic, Inc.
(a)
........................... 89,888 7,269,243
IDEXX Laboratories, Inc.
(a)
................... 40,117 16,324,410
Solventum Corp.
(a)
........................ 60,534 4,393,558
STERIS PLC ............................ 50,093 11,113,132
Zimmer Biomet Holdings, Inc. ................ 74,708 7,987,779
70,742,261
a
Health Care Providers & Services  —  2 .0%
DaVita, Inc.
(a) (b)
.......................... 64,815 9,061,785
Elevance Health, Inc. ...................... 49,961 20,272,175
HCA Healthcare, Inc. ...................... 26,167 9,387,150
Humana, Inc. ........................... 11,135 2,870,937
Labcorp Holdings, Inc. ..................... 28,690 6,549,066
Molina Healthcare, Inc.
(a)
.................... 24,499 7,869,569
Quest Diagnostics, Inc. ..................... 106,272 16,454,094
72,464,776
a
Health Care REITs  —  0 .3%
Welltower, Inc. ........................... 79,608 10,737,527
a
Hotels, Restaurants & Leisure  —  0 .5%
Booking Holdings, Inc. ..................... 2,859 13,369,399
Royal Caribbean Cruises Ltd. ................ 22,671 4,678,161
18,047,560
a
Household Products  —  1 .7%
Church & Dwight Co., Inc. ................... 74,523 7,445,593
Clorox Co. (The) ......................... 130,848 20,745,950
Kimberly-Clark Corp. ...................... 114,264 15,331,943
Procter & Gamble Co. (The) ................. 101,159 16,709,444
60,232,930
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 226,276 29,069,678
a
Insurance  —  2 .5%
Arch Capital Group Ltd.
(a)
................... 89,671 8,837,974
Marsh & McLennan Companies, Inc. ............ 49,923 10,895,195
Progressive Corp. (The) .................... 102,167 24,809,213
Prudential Financial, Inc. .................... 242,542 29,706,544
Travelers Companies, Inc. (The) ............... 65,863 16,198,346
90,447,272
a
Interactive Media & Services  —  3 .9%
Alphabet, Inc. , Class A ..................... 426,390 72,959,593
Alphabet, Inc. , Class C , NVS ................. 403,215 69,631,198
142,590,791
IT Services  —  2 .5%
Accenture PLC , Class A .................... 71,520 24,661,526
Akamai Technologies, Inc.
(a)
.................. 36,157 3,654,750
Gartner, Inc.
(a)
........................... 7,611 3,824,527
GoDaddy, Inc. , Class A
(a)
.................... 79,906 13,328,321
International Business Machines Corp. .......... 136,844 28,288,392
MongoDB, Inc. , Class A
(a) (b)
.................. 17,466 4,722,806
Snowflake, Inc. , Class A
(a)
................... 27,280 3,132,290
Twilio, Inc. , Class A
(a)
...................... 121,439 9,794,055
91,406,667
a
Security Shares Value
a
Life Sciences Tools & Services  —  1 .9%
Agilent Technologies, Inc. ................... 110,583 $ 14,410,071
Avantor, Inc.
(a) (b)
.......................... 152,740 3,416,794
Danaher Corp. .......................... 98,959 24,310,268
Mettler-Toledo International, Inc.
(a)
............. 3,811 4,922,859
Waters Corp.
(a) (b)
......................... 43,882 14,178,713
West Pharmaceutical Services, Inc. ............ 28,182 8,678,083
69,916,788
a
Machinery  —  2 .4%
Caterpillar, Inc. .......................... 12,745 4,794,669
CNH Industrial N.V. ....................... 595,610 6,688,700
Cummins, Inc. ........................... 70,258 23,113,477
Pentair PLC ............................ 332,937 33,000,715
Xylem, Inc. ............................. 156,734 19,087,067
86,684,628
a
Media  —  0 .1%
Interpublic Group of Companies, Inc. (The) ....... 148,983 4,380,100
a
Metals & Mining  —  0 .3%
Newmont Corp. .......................... 157,331 7,149,120
Nucor Corp. ............................ 29,477 4,181,018
11,330,138
a
Multi-Utilities  —  0 .4%
Consolidated Edison, Inc. ................... 104,724 10,648,336
NiSource, Inc. ........................... 112,566 3,957,821
14,606,157
a
Oil, Gas & Consumable Fuels  —  3 .1%
Cheniere Energy, Inc. ...................... 146,183 27,976,503
ONEOK, Inc. ............................ 511,195 49,524,572
Targa Resources Corp. ..................... 145,493 24,291,511
Valero Energy Corp. ....................... 73,303 9,511,797
111,304,383
a
Pharmaceuticals  —  2 .9%
Eli Lilly & Co. ........................... 67,848 56,296,199
Merck & Co., Inc. ......................... 198,743 20,335,384
Zoetis, Inc. , Class A ....................... 171,745 30,704,571
107,336,154
a
Professional Services  —  1 .8%
Automatic Data Processing, Inc. ............... 164,776 47,659,810
Broadridge Financial Solutions, Inc. ............ 91,111 19,211,666
66,871,476
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 119,469 15,646,855
a
Semiconductors & Semiconductor Equipment  —  11 .9%
Advanced Micro Devices, Inc.
(a)
............... 150,354 21,661,501
Applied Materials, Inc. ..................... 181,922 33,033,397
Broadcom, Inc. .......................... 357,242 60,648,974
First Solar, Inc.
(a) (b)
........................ 25,990 5,054,535
Intel Corp. ............................. 612,040 13,171,101
Lam Research Corp. ...................... 246,190 18,304,227
Marvell Technology, Inc. .................... 81,548 6,532,810
Micron Technology, Inc. ..................... 101,820 10,146,363
NVIDIA Corp. ........................... 1,409,800 187,165,048
NXP Semiconductors NV ................... 75,687 17,748,602
QUALCOMM, Inc. ........................ 66,137 10,765,119
Texas Instruments, Inc. ..................... 241,019 48,965,420
433,197,097
a

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI USA ESG Select ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Software  —  12 .0%
Adobe, Inc.
(a)
............................ 76,962 $ 36,793,993
ANSYS, Inc.
(a)
........................... 26,276 8,419,093
Atlassian Corp. , Class A
(a)
................... 29,777 5,614,156
Autodesk, Inc.
(a)
.......................... 104,314 29,604,313
Cadence Design Systems, Inc.
(a)
.............. 89,824 24,802,203
HubSpot, Inc.
(a)
.......................... 10,301 5,714,892
Intuit, Inc. .............................. 62,218 37,971,645
Microsoft Corp. .......................... 422,310 171,605,669
Palo Alto Networks, Inc.
(a) (b)
.................. 30,206 10,884,128
PTC, Inc.
(a)
............................. 26,489 4,909,206
Salesforce, Inc. .......................... 138,628 40,392,040
ServiceNow, Inc.
(a)
........................ 33,831 31,563,985
Synopsys, Inc.
(a)
......................... 20,729 10,646,622
Workday, Inc. , Class A
(a)
.................... 74,530 17,428,840
436,350,785
a
Specialized REITs  —  1 .8%
American Tower Corp. ..................... 67,287 14,368,466
Crown Castle, Inc. ........................ 209,114 22,477,664
Equinix, Inc. ............................ 23,613 21,442,493
Iron Mountain, Inc. ........................ 69,092 8,548,753
66,837,376
a
Specialty Retail  —  3 .5%
Best Buy Co., Inc. ........................ 170,402 15,409,453
Home Depot, Inc. (The) .................... 156,153 61,485,244
Lowe's Companies, Inc. .................... 104,491 27,358,878
Tractor Supply Co. ........................ 34,731 9,221,428
Williams-Sonoma, Inc. ..................... 114,952 15,418,512
128,893,515
a
Technology Hardware, Storage & Peripherals  —  5 .9%
Apple, Inc. ............................. 792,005 178,921,850
Hewlett Packard Enterprise Co. ............... 1,150,051 22,414,494
HP, Inc. ............................... 211,647 7,517,701
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC ............. 38,007 $ 3,814,763
Western Digital Corp.
(a)
..................... 55,868 3,648,739
216,317,547
a
Textiles, Apparel & Luxury Goods  —  0 .8%
Deckers Outdoor Corp.
(a)
.................... 158,604 25,517,798
Lululemon Athletica, Inc.
(a)
................... 13,810 4,113,999
29,631,797
a
Trading Companies & Distributors  —  1 .4%
Ferguson Enterprises, Inc. ................... 118,485 23,310,739
WW Grainger, Inc. ........................ 25,123 27,867,185
51,177,924
a
Total Long-Term Investments — 99.7%
(Cost: $ 3,093,359,330 ) ............................... 3,639,333,299
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(c) (d) (e)
...................... 15,158,184 15,168,794
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.83%
(c) (d)
............................ 8,914,085 8,914,085
a
Total Short-Term Securities — 0.7%
(Cost: $ 24,075,827 ) ................................. 24,082,879
Total Investments — 100.4%
(Cost: $ 3,117,435,157 ) ............................... 3,663,416,178
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (12,900,442)
Net Assets — 100.0% ................................. $ 3,650,515,736
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 18,271,154 $ — $ (3,119,820)
(a)
$ 14,700 $ 2,760 $ 15,168,794 15,158,184 $ 26,245
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,126,467 3,787,618
(a)
— — — 8,914,085 8,914,085 171,339 —
$ 14,700 $ 2,760
$ 24,082,879
$ 197,584 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 37 12/20/24 $ 10,616 $ 38,299
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 38,299 $ — $ — $ — $ 38,299
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 518,559 $ — $ — $ — $ 518,559
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 244,847 $ — $ — $ — $ 244,847
Futures contracts
Average notional value of contracts — long ................................................................................... $ 9,476,613
a

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI USA ESG Select ETF

2024
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,639,333,299 $ — $ — $ 3,639,333,299
Short-Term Securities
Money Market Funds ...................................... 24,082,879 — — 24,082,879
$ 3,663,416,178 $ — $ — $ 3,663,416,178
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 38,299 $ — $ — $ 38,299
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .8%
Hexcel Corp. ............................ 74,985 $ 4,400,870
a
Chemicals  —  58 .8%
Air Products and Chemicals, Inc. .............. 148,685 46,171,153
Albemarle Corp. ......................... 108,108 10,241,071
Ashland, Inc. ............................ 46,020 3,891,912
Celanese Corp. .......................... 100,532 12,664,016
CF Industries Holdings, Inc. .................. 167,982 13,813,160
Chemours Co. (The) ....................... 137,377 2,494,766
Eastman Chemical Co. ..................... 107,770 11,325,549
Ecolab, Inc. ............................ 167,219 41,090,725
Element Solutions, Inc. ..................... 206,227 5,588,752
FMC Corp. ............................. 114,744 7,457,213
Huntsman Corp. ......................... 150,573 3,312,606
International Flavors & Fragrances, Inc. .......... 168,607 16,764,594
Linde PLC ............................. 263,616 120,248,438
LyondellBasell Industries NV , Class A ........... 180,748 15,697,964
Mosaic Co. (The) ......................... 294,820 7,889,383
NewMarket Corp. ......................... 6,198 3,253,764
Olin Corp. .............................. 108,072 4,434,194
Scotts Miracle-Gro Co. (The) , Class A ........... 39,136 3,404,049
Westlake Corp. .......................... 30,897 4,076,550
333,819,859
a
Containers & Packaging  —  5 .7%
Avery Dennison Corp. ...................... 70,742 14,645,716
International Paper Co. ..................... 319,262 17,731,812
32,377,528
a
Machinery  —  2 .2%
RBC Bearings, Inc.
(a) (b)
..................... 26,190 7,342,366
Timken Co. (The) ......................... 59,543 4,942,069
12,284,435
a
Metals & Mining  —  28 .2%
Alcoa Corp. ............................. 230,897 9,256,661
Cleveland-Cliffs, Inc.
(a) (b)
.................... 424,569 5,510,905
Security Shares Value
a
Metals & Mining (continued)
Freeport-McMoRan, Inc. .................... 959,109 $ 43,179,087
MP Materials Corp. , Class A
(a) (b)
............... 120,689 2,171,195
Newmont Corp. .......................... 483,288 21,960,607
Nucor Corp. ............................ 137,007 19,433,073
Reliance, Inc. ........................... 52,624 15,068,356
Royal Gold, Inc. .......................... 60,517 8,839,113
Southern Copper Corp. ..................... 79,867 8,749,430
Steel Dynamics, Inc. ....................... 136,972 17,874,846
United States Steel Corp. ................... 205,320 7,976,682
160,019,955
a
Trading Companies & Distributors  —  4 .0%
Fastenal Co. ............................ 293,776 22,967,408
a
Total Long-Term Investments — 99.7%
(Cost: $ 602,288,551 ) ................................ 565,870,055
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(c) (d) (e)
...................... 4,356,589 4,359,638
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.83%
(c) (d)
............................ 1,013,626 1,013,626
a
Total Short-Term Securities — 1.0%
(Cost: $ 5,372,283 ) .................................. 5,373,264
Total Investments — 100.7%
(Cost: $ 607,660,834 ) ................................ 571,243,319
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (3,768,802)
Net Assets — 100.0% ................................. $ 567,474,517
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 2,667,194 $ 1,691,347
(a)
$ — $ 1,422 $ (325) $ 4,359,638 4,356,589 $ 6,224
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 972,241 41,385
(a)
— — — 1,013,626 1,013,626 27,033 —
$ 1,422 $ (325)
$ 5,373,264
$ 33,257 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Basic Materials ETF

2024
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Materials Select Sector Index ........................................................ 15 12/20/24 $ 1,494 $ (13,054)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 13,054 $ — $ — $ — $ 13,054
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (36,744) $ — $ — $ — $ (36,744)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 31,563 $ — $ — $ — $ 31,563
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,534,115
a

iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 565,870,055  $ —  $ —  $ 565,870,055
Short-Term Securities
Money Market Funds ...................................... 5,373,264  —  —  5,373,264
$ 571,243,319  $ —  $ —  $ 571,243,319
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (13,054) $ —  $ —  $ (13,054)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
U.S. Consumer Discretionary ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Automobile Components  —  0 .6%
Aptiv PLC
(a)
............................. 47,800 $ 2,716,474
BorgWarner, Inc. ......................... 39,921 1,342,543
Gentex Corp. ........................... 40,719 1,234,193
Lear Corp. ............................. 9,941 951,950
QuantumScape Corp. , Class A
(a) (b)
............. 62,606 322,421
6,567,581
a
Automobiles  —  9 .9%
Ford Motor Co. .......................... 690,383 7,104,041
General Motors Co. ....................... 196,576 9,978,198
Harley-Davidson, Inc. ...................... 21,293 680,311
Lucid Group, Inc.
(a) (b)
....................... 173,791 384,078
Rivian Automotive, Inc. , Class A
(a) (b)
............. 144,856 1,463,046
Tesla, Inc.
(a)
............................. 321,617 80,356,008
Thor Industries, Inc. ....................... 8,953 931,828
100,897,510
a
Broadline Retail  —  15 .9%
Amazon.com, Inc.
(a)
....................... 795,276 148,239,446
Coupang, Inc.
(a)
.......................... 203,895 5,258,452
Dillard's, Inc. , Class A ...................... 546 202,850
eBay, Inc. .............................. 88,951 5,115,572
Etsy, Inc.
(a)
............................. 20,474 1,053,182
Kohl's Corp. ............................ 19,497 360,305
Macy's, Inc. ............................ 48,205 739,465
Nordstrom, Inc. .......................... 17,626 398,524
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 10,724 984,785
162,352,581
a
Commercial Services & Supplies  —  1 .3%
Copart, Inc.
(a)
........................... 153,373 7,894,109
RB Global, Inc. .......................... 32,234 2,731,509
Rollins, Inc. ............................. 49,195 2,319,052
12,944,670
a
Consumer Staples Distribution & Retail  —  10 .3%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 23,215 1,967,007
Costco Wholesale Corp. .................... 48,894 42,742,157
Dollar General Corp. ...................... 38,559 3,086,262
Dollar Tree, Inc.
(a)
......................... 35,607 2,301,637
Target Corp. ............................ 81,386 12,211,155
Walmart, Inc. ............................ 529,594 43,400,228
105,708,446
a
Distributors  —  0 .7%
Genuine Parts Co. ........................ 24,486 2,808,544
LKQ Corp. ............................. 46,218 1,700,360
Pool Corp. ............................. 6,560 2,372,359
6,881,263
a
Diversified Consumer Services  —  0 .7%
Bright Horizons Family Solutions, Inc.
(a)
.......... 10,147 1,354,320
Duolingo, Inc. , Class A
(a)
.................... 6,466 1,894,344
Grand Canyon Education, Inc.
(a)
............... 5,143 705,157
H&R Block, Inc. .......................... 24,425 1,458,905
Service Corp. International .................. 24,983 2,039,862
7,452,588
a
Entertainment  —  11 .2%
Electronic Arts, Inc. ....................... 47,010 7,091,458
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 4,105 304,755
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 36,264 2,895,318
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 3,394 192,575
Security Shares Value
a
Entertainment (continued)
Liberty Media Corp.-Liberty Live , Series C
(a)
....... 8,208 $ 479,019
Live Nation Entertainment, Inc.
(a)
.............. 27,803 3,256,843
Madison Square Garden Sports Corp. , Class A
(a)
.... 3,271 728,452
Netflix, Inc.
(a)
............................ 58,316 44,088,645
Playtika Holding Corp. ..................... 11,971 93,733
ROBLOX Corp. , Class A
(a)
................... 89,722 4,640,422
Spotify Technology SA
(a)
.................... 25,848 9,954,065
Take-Two Interactive Software, Inc.
(a)
............ 30,283 4,897,367
TKO Group Holdings, Inc. , Class A
(a)
............ 13,889 1,621,819
Walt Disney Co. (The) ..................... 323,113 31,083,471
Warner Bros Discovery, Inc. , Series A
(a)
.......... 426,069 3,463,941
114,791,883
a
Ground Transportation  —  2 .7%
Avis Budget Group, Inc. .................... 2,936 243,688
Lyft, Inc. , Class A
(a)
........................ 63,549 824,231
Uber Technologies, Inc.
(a)
................... 353,462 25,466,937
U-Haul Holding Co.
(a)
...................... 1,283 94,082
U-Haul Holding Co. , Series N , NVS ............. 17,654 1,205,062
27,834,000
a
Hotels, Restaurants & Leisure  —  18 .5%
Airbnb, Inc. , Class A
(a)
...................... 76,881 10,362,790
Aramark ............................... 46,094 1,743,736
Booking Holdings, Inc. ..................... 5,986 27,992,032
Boyd Gaming Corp. ....................... 12,093 837,924
Caesars Entertainment, Inc.
(a)
................ 37,861 1,516,333
Carnival Corp.
(a)
.......................... 175,142 3,853,124
Cava Group, Inc.
(a)
........................ 13,272 1,772,608
Chipotle Mexican Grill, Inc.
(a)
................. 240,284 13,400,639
Choice Hotels International, Inc.
(b)
.............. 4,858 677,740
Churchill Downs, Inc. ...................... 12,267 1,718,607
Darden Restaurants, Inc. ................... 20,894 3,343,458
Domino's Pizza, Inc. ....................... 6,122 2,532,855
DraftKings, Inc. , Class A
(a) (b)
.................. 79,707 2,815,251
Dutch Bros, Inc. , Class A
(a)
.................. 19,230 636,898
Expedia Group, Inc.
(a)
...................... 22,255 3,478,679
Hilton Worldwide Holdings, Inc. ............... 43,203 10,146,225
Hyatt Hotels Corp. , Class A
(b)
................. 7,704 1,120,547
Las Vegas Sands Corp. .................... 62,298 3,230,151
Light & Wonder, Inc.
(a)
...................... 15,878 1,489,039
Marriott International, Inc. , Class A ............. 40,340 10,489,207
Marriott Vacations Worldwide Corp. ............. 6,127 471,963
McDonald's Corp. ........................ 125,600 36,689,016
MGM Resorts International
(a)
................. 41,133 1,516,574
Norwegian Cruise Line Holdings Ltd.
(a)
........... 75,341 1,909,141
Penn Entertainment, Inc.
(a) (b)
................. 26,514 523,651
Planet Fitness, Inc. , Class A
(a)
................ 15,322 1,203,083
Royal Caribbean Cruises Ltd. ................ 41,686 8,601,906
Starbucks Corp. .......................... 199,325 19,474,052
Texas Roadhouse, Inc. ..................... 11,735 2,242,793
Travel + Leisure Co. ....................... 11,760 562,246
Vail Resorts, Inc. ......................... 6,691 1,108,632
Wendy's Co. (The) ........................ 30,365 580,275
Wingstop, Inc. ........................... 5,138 1,478,151
Wyndham Hotels & Resorts, Inc. .............. 13,480 1,190,554
Wynn Resorts Ltd. ........................ 17,975 1,725,959
Yum! Brands, Inc. ........................ 49,523 6,495,437
188,931,276
a
Household Durables  —  3 .7%
DR Horton, Inc. .......................... 52,147 8,812,843
Garmin Ltd. ............................. 27,262 5,407,418
Leggett & Platt, Inc. ....................... 23,561 282,732
Lennar Corp. , Class A ...................... 41,855 7,127,906

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Household Durables (continued)
Lennar Corp. , Class B ..................... 1,956 $ 313,586
Newell Brands, Inc. ....................... 73,011 642,497
NVR, Inc.
(a)
............................. 508 4,649,627
PulteGroup, Inc. ......................... 36,262 4,697,017
SharkNinja, Inc. .......................... 11,642 1,073,509
Tempur Sealy International, Inc. ............... 29,526 1,414,591
Toll Brothers, Inc. ......................... 17,984 2,633,577
Whirlpool Corp. .......................... 9,307 963,367
38,018,670
a
Interactive Media & Services  —  0 .0%
TripAdvisor, Inc.
(a)
........................ 19,133 306,893
a
Leisure Products  —  0 .4%
Hasbro, Inc. ............................ 24,482 1,606,754
Mattel, Inc.
(a)
............................ 59,574 1,214,118
Polaris, Inc. ............................. 8,966 626,813
YETI Holdings, Inc.
(a)
...................... 14,988 527,727
3,975,412
a
Media  —  2 .4%
Fox Corp. , Class A , NVS .................... 40,428 1,697,976
Fox Corp. , Class B ........................ 23,274 906,755
Interpublic Group of Companies, Inc. (The) ....... 65,984 1,939,929
New York Times Co. (The) , Class A ............. 28,305 1,580,551
News Corp. , Class A , NVS .................. 66,986 1,825,369
News Corp. , Class B ...................... 20,008 581,032
Nexstar Media Group, Inc. ................... 5,489 965,625
Omnicom Group, Inc. ...................... 33,970 3,430,970
Paramount Global , Class A
(b)
................. 1,691 37,016
Paramount Global , Class B , NVS .............. 104,164 1,139,554
Sirius XM Holdings, Inc.
(b)
................... 42,950 1,145,047
Trade Desk, Inc. (The) , Class A
(a)
.............. 77,713 9,341,880
24,591,704
a
Passenger Airlines  —  1 .6%
Alaska Air Group, Inc.
(a)
..................... 22,086 1,058,140
American Airlines Group, Inc.
(a)
................ 115,221 1,543,961
Delta Air Lines, Inc. ....................... 113,184 6,476,389
Southwest Airlines Co. ..................... 105,167 3,216,007
United Airlines Holdings, Inc.
(a)
................ 57,633 4,510,359
16,804,856
a
Personal Care Products  —  0 .4%
Coty, Inc. , Class A
(a)
....................... 66,447 494,366
elf Beauty, Inc.
(a)
......................... 9,466 996,296
Estee Lauder Companies, Inc. (The) , Class A ...... 40,583 2,797,792
4,288,454
a
Specialty Retail  —  15 .9%
Advance Auto Parts, Inc. .................... 10,470 373,674
AutoNation, Inc.
(a)
......................... 4,424 687,799
AutoZone, Inc.
(a)
......................... 2,995 9,011,955
Bath & Body Works, Inc. .................... 39,596 1,123,735
Best Buy Co., Inc. ........................ 37,841 3,421,962
Burlington Stores, Inc.
(a)
.................... 11,169 2,767,343
CarMax, Inc.
(a)
........................... 27,668 2,002,610
Carvana Co. , Class A
(a)
..................... 18,985 4,695,180
Dick's Sporting Goods, Inc. .................. 9,853 1,928,725
Five Below, Inc.
(a)
......................... 9,563 906,477
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 18,472 1,903,540
GameStop Corp. , Class A
(a)
.................. 65,936 1,462,460
Gap, Inc. (The) .......................... 35,332 733,846
Home Depot, Inc. (The) .................... 115,421 45,447,019
Lithia Motors, Inc. ........................ 4,774 1,586,734
Lowe's Companies, Inc. .................... 100,721 26,371,779
Security Shares Value
a
Specialty Retail (continued)
Murphy USA, Inc. ........................ 3,261 $ 1,592,835
O'Reilly Automotive, Inc.
(a)
................... 10,176 11,734,353
Penske Automotive Group, Inc. ............... 3,245 488,600
RH
(a)
................................. 2,623 834,245
Ross Stores, Inc. ......................... 57,859 8,084,059
TJX Companies, Inc. (The) .................. 199,343 22,531,739
Tractor Supply Co. ........................ 18,946 5,030,352
Ulta Beauty, Inc.
(a)
........................ 8,420 3,106,812
Valvoline, Inc.
(a)
.......................... 22,731 915,605
Wayfair, Inc. , Class A
(a)
..................... 16,510 707,123
Williams-Sonoma, Inc. ..................... 22,337 2,996,062
162,446,623
a
Textiles, Apparel & Luxury Goods  —  3 .6%
Amer Sports, Inc.
(a) (b)
...................... 10,235 182,695
Birkenstock Holding PLC
(a)
.................. 6,945 319,470
Capri Holdings Ltd.
(a)
...................... 20,175 398,255
Carter's, Inc. ............................ 6,163 337,116
Columbia Sportswear Co. ................... 5,853 470,991
Crocs, Inc.
(a)
............................ 10,459 1,127,689
Deckers Outdoor Corp.
(a)
.................... 26,641 4,286,271
Lululemon Athletica, Inc.
(a)
................... 21,257 6,332,460
Nike, Inc. , Class B ........................ 211,603 16,320,939
PVH Corp. ............................. 9,739 958,902
Ralph Lauren Corp. , Class A ................. 7,080 1,401,344
Skechers USA, Inc. , Class A
(a)
................ 23,052 1,416,776
Tapestry, Inc. ............................ 40,299 1,912,188
Under Armour, Inc. , Class A
(a)
................. 33,344 285,091
Under Armour, Inc. , Class C
(a)
................ 33,037 260,993
VF Corp. .............................. 61,588 1,275,487
37,286,667
a
Trading Companies & Distributors  —  0 .1%
SiteOne Landscape Supply, Inc.
(a)
.............. 7,855 1,097,658
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,000,748,860 ) ............................... 1,023,178,735
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(c) (d) (e)
...................... 5,350,798 5,354,544
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.83%
(c) (d)
............................ 1,225,802 1,225,802
a
Total Short-Term Securities — 0.6%
(Cost: $ 6,573,555 ) .................................. 6,580,346
Total Investments — 100.5%
(Cost: $ 1,007,322,415 ) ............................... 1,029,759,081
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (5,405,059)
Net Assets — 100.0% ................................. $ 1,024,354,022
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Consumer Discretionary ETF

2024
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 16,069,342  $ —  $ (10,723,766)
(a)
$ 9,052  $ (84) $ 5,354,544  5,350,798  $ 150,015
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 775,221  450,581
(a)
—  —  —  1,225,802  1,225,802  33,299  —
$ 9,052  $ (84)
$ 6,580,346
$ 183,314  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index ........................................... 2 12/20/24 $ 242 $ 11,171
E-Mini S&P Consumer Discretionary Select Sector Index ........................................... 4 12/20/24 801 7,845
$ 19,016
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 19,016 $ — $ — $ — $ 19,016
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 125,041 $ — $ — $ — $ 125,041
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 35,331 $ — $ — $ — $ 35,331

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024

Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,076,350
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,023,178,735  $ —  $ —  $ 1,023,178,735
Short-Term Securities
Money Market Funds ...................................... 6,580,346  —  —  6,580,346
$ 1,029,759,081  $ —  $ —  $ 1,029,759,081
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 19,016  $ —  $ —  $ 19,016
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
U.S. Consumer Staples ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Beverages  —  26 .8%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 5,435 $ 1,581,966
Brown-Forman Corp. , Class A ................ 30,053 1,309,710
Brown-Forman Corp. , Class B , NVS ............ 105,952 4,665,066
Celsius Holdings, Inc.
(a) (b)
.................... 108,474 3,262,898
Coca-Cola Co. (The) ...................... 2,096,932 136,950,629
Coca-Cola Consolidated, Inc. ................. 3,708 4,168,756
Constellation Brands, Inc. , Class A ............. 98,064 22,784,190
Keurig Dr Pepper, Inc. ..................... 688,819 22,696,586
Molson Coors Beverage Co. , Class B ........... 107,598 5,860,863
Monster Beverage Corp.
(a)
................... 440,524 23,206,804
PepsiCo, Inc. ........................... 747,164 124,088,997
350,576,465
a
Chemicals  —  2 .0%
Corteva, Inc. ............................ 430,489 26,225,390
a
Consumer Staples Distribution & Retail  —  6 .2%
Albertsons Companies, Inc. , Class A ............ 257,120 4,653,872
Casey's General Stores, Inc. ................. 22,774 8,973,411
Grocery Outlet Holding Corp.
(a)
................ 59,856 855,941
Kroger Co. (The) ......................... 408,304 22,771,114
Performance Food Group Co.
(a)
............... 94,072 7,643,350
Sysco Corp. ............................ 306,542 22,975,323
U.S. Foods Holding Corp.
(a)
.................. 140,941 8,689,013
Walgreens Boots Alliance, Inc. ................ 440,594 4,168,019
80,730,043
a
Food Products  —  17 .3%
Archer-Daniels-Midland Co. .................. 293,448 16,201,264
Bunge Global SA ......................... 86,664 7,281,509
Campbell Soup Co. ....................... 118,035 5,506,333
Conagra Brands, Inc. ...................... 293,220 8,485,787
Darling Ingredients, Inc.
(a)
................... 97,594 3,816,901
Flowers Foods, Inc. ....................... 114,939 2,555,094
Freshpet, Inc.
(a)
.......................... 28,642 3,796,211
General Mills, Inc. ........................ 343,637 23,374,189
Hershey Co. (The) ........................ 89,626 15,915,785
Hormel Foods Corp. ....................... 178,404 5,450,242
Ingredion, Inc. ........................... 40,282 5,347,838
J M Smucker Co. (The) ..................... 63,526 7,210,836
Kellanova .............................. 161,328 13,011,103
Kraft Heinz Co. (The) ...................... 546,986 18,302,152
Lamb Weston Holdings, Inc. ................. 88,531 6,877,973
McCormick & Co., Inc. , NVS ................. 155,008 12,127,826
Mondelez International, Inc. , Class A ............ 815,063 55,815,514
Pilgrim's Pride Corp.
(a)
..................... 25,470 1,233,767
Post Holdings, Inc.
(a)
....................... 30,408 3,320,858
Seaboard Corp.
(b)
......................... 160 442,562
Security Shares Value
a
Food Products (continued)
Tyson Foods, Inc. , Class A .................. 173,082 $ 10,140,874
226,214,618
a
Health Care Providers & Services  —  8 .2%
Cencora, Inc. ........................... 102,212 23,312,513
CVS Health Corp. ........................ 773,144 43,651,710
McKesson Corp. ......................... 79,635 39,864,485
106,828,708
a
Household Products  —  23 .8%
Church & Dwight Co., Inc. ................... 150,135 14,999,988
Clorox Co. (The) ......................... 76,392 12,111,952
Colgate-Palmolive Co. ..................... 495,917 46,472,382
Kimberly-Clark Corp. ...................... 206,986 27,773,382
Procter & Gamble Co. (The) ................. 1,256,552 207,557,259
Reynolds Consumer Products, Inc. ............. 33,574 904,819
Spectrum Brands Holdings, Inc. ............... 16,615 1,489,036
311,308,818
a
Personal Care Products  —  2 .5%
BellRing Brands, Inc.
(a)
..................... 80,178 5,278,118
Kenvue, Inc. ............................ 1,178,523 27,023,532
32,301,650
a
Tobacco  —  13 .0%
Altria Group, Inc. ......................... 1,047,719 57,058,777
Philip Morris International, Inc. ................ 854,808 113,433,022
170,491,799
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,323,217,588 ) ............................... 1,304,677,491
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(c) (d) (e)
...................... 3,751,719 3,754,345
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.83%
(c) (d)
............................ 2,087,343 2,087,343
a
Total Short-Term Securities — 0.4%
(Cost: $ 5,841,688 ) .................................. 5,841,688
Total Investments — 100.2%
(Cost: $ 1,329,059,276 ) ............................... 1,310,519,179
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (2,693,024)
Net Assets — 100.0% ................................. $ 1,307,826,155
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 2,040,156  $ 1,714,699
(a)
$ —  $ (510) $ —  $ 3,754,345  3,751,719  $ 19,538
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,692,734  394,609
(a)
—  —  —  2,087,343  2,087,343  56,553  —
$ (510) $ —
$ 5,841,688
$ 76,091  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index ................................................. 37 12/20/24 $ 3,009 $ (92,437)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 92,437 $ — $ — $ — $ 92,437
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 102,509 $ — $ — $ — $ 102,509
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (112,220) $ — $ — $ — $ (112,220)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Consumer Staples ETF

2024
iShares Semi-Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,204,610
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,304,677,491  $ —  $ —  $ 1,304,677,491
Short-Term Securities
Money Market Funds ...................................... 5,841,688  —  —  5,841,688
$ 1,310,519,179  $ —  $ —  $ 1,310,519,179
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (92,437) $ —  $ —  $ (92,437)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Energy ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Energy Equipment & Services  —  8 .3%
Baker Hughes Co. , Class A .................. 720,473 $ 27,435,612
Halliburton Co. .......................... 636,322 17,651,572
NOV, Inc. .............................. 284,153 4,407,213
Schlumberger N.V. ........................ 1,031,569 41,334,970
TechnipFMC PLC ........................ 309,517 8,261,009
Weatherford International PLC ................ 52,071 4,113,609
103,203,985
a
Oil, Gas & Consumable Fuels  —  89 .7%
Antero Midstream Corp. .................... 244,603 3,514,945
Antero Resources Corp.
(a)
................... 209,336 5,417,616
APA Corp. ............................. 261,141 6,162,928
Cheniere Energy, Inc. ...................... 165,769 31,724,871
Chevron Corp. ........................... 1,244,171 185,157,528
Chord Energy Corp. ....................... 44,588 5,577,959
Civitas Resources, Inc. ..................... 72,119 3,518,686
ConocoPhillips .......................... 846,130 92,685,080
Coterra Energy, Inc. ....................... 535,453 12,808,036
Devon Energy Corp. ....................... 454,215 17,569,036
Diamondback Energy, Inc. ................... 136,120 24,061,932
DT Midstream, Inc. ........................ 70,078 6,317,532
EOG Resources, Inc. ...................... 415,418 50,664,379
EQT Corp. ............................. 425,356 15,542,508
Expand Energy Corp. ...................... 163,344 13,838,504
Exxon Mobil Corp. ........................ 2,414,854 282,006,650
Hess Corp. ............................. 201,654 27,118,430
HF Sinclair Corp. ......................... 113,951 4,399,648
Kinder Morgan, Inc. , Class P ................. 1,399,363 34,298,387
Marathon Oil Corp. ........................ 403,532 11,177,836
Marathon Petroleum Corp. .................. 254,276 36,989,530
Matador Resources Co. .................... 84,828 4,420,387
New Fortress Energy, Inc. , Class A
(b)
............ 47,392 398,567
Occidental Petroleum Corp. .................. 481,363 24,121,100
ONEOK, Inc. ............................ 421,204 40,806,243
Ovintiv, Inc. ............................. 190,034 7,449,333
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Permian Resources Corp. , Class A ............. 472,262 $ 6,436,931
Phillips 66 .............................. 302,015 36,791,467
Range Resources Corp. .................... 171,087 5,137,743
Targa Resources Corp. ..................... 158,601 26,480,023
Texas Pacific Land Corp.
(b)
.................. 13,551 15,800,466
Valero Energy Corp. ....................... 230,592 29,921,618
Viper Energy, Inc. ........................ 73,114 3,794,617
Williams Companies, Inc. (The) ............... 878,501 46,007,097
1,118,117,613
a
Semiconductors & Semiconductor Equipment  —  1 .8%
Enphase Energy, Inc.
(a)
..................... 95,098 7,896,938
First Solar, Inc.
(a)
......................... 76,954 14,966,014
22,862,952
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,054,498,398 ) ............................... 1,244,184,550
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(c) (d) (e)
...................... 5,057,334 5,060,875
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.83%
(c) (d)
............................ 2,337,739 2,337,739
a
Total Short-Term Securities — 0.6%
(Cost: $ 7,398,582 ) .................................. 7,398,614
Total Investments — 100.4%
(Cost: $ 1,061,896,980 ) ............................... 1,251,583,164
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (4,653,037)
Net Assets — 100.0% ................................. $ 1,246,930,127
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 6,410,702 $ — $ (1,348,436)
(a)
$ 353 $ (1,744) $ 5,060,875 5,057,334 $ 17,247
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,649,376 688,363
(a)
— — — 2,337,739 2,337,739 56,049 —
$ 353 $ (1,744)
$ 7,398,614
$ 73,296 $ —

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Energy ETF

2024
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 28 12/20/24 $ 2,612 $ 70,365
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 70,365 $ — $ — $ — $ 70,365
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (689,233) $ — $ — $ — $ (689,233)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 42,827 $ — $ — $ — $ 42,827
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,681,280
a

iShares
®
U.S. Energy ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,244,184,550  $ —  $ —  $ 1,244,184,550
Short-Term Securities
Money Market Funds ...................................... 7,398,614  —  —  7,398,614
$ 1,251,583,164  $ —  $ —  $ 1,251,583,164
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 70,365  $ —  $ —  $ 70,365
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
U.S. Financial Services ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Banks  —  31 .4%
Bank of America Corp. ..................... 1,742,700 $ 72,879,714
Bank OZK ............................. 27,071 1,184,356
BOK Financial Corp. ....................... 6,100 648,003
Citigroup, Inc. ........................... 492,488 31,602,955
Citizens Financial Group, Inc. ................ 117,784 4,961,062
Comerica, Inc. ........................... 34,538 2,200,416
Commerce Bancshares, Inc. ................. 30,687 1,917,937
Cullen/Frost Bankers, Inc. ................... 16,275 2,072,621
East West Bancorp, Inc. .................... 36,741 3,581,880
Fifth Third Bancorp ....................... 175,454 7,663,831
First Citizens BancShares, Inc. , Class A .......... 3,112 6,029,033
First Financial Bankshares, Inc. ............... 32,615 1,178,706
First Horizon Corp. ........................ 140,275 2,430,966
FNB Corp. ............................. 97,591 1,415,069
Glacier Bancorp, Inc. ...................... 29,519 1,539,416
Home BancShares, Inc. .................... 48,503 1,323,647
Huntington Bancshares, Inc. ................. 376,859 5,875,232
JPMorgan Chase & Co. .................... 734,468 162,993,139
KeyCorp ............................... 241,734 4,169,911
M&T Bank Corp. ......................... 43,120 8,394,602
Pinnacle Financial Partners, Inc. ............... 19,943 2,102,989
PNC Financial Services Group, Inc. (The) ........ 102,846 19,362,816
Popular, Inc. ............................ 19,236 1,716,428
Prosperity Bancshares, Inc. .................. 24,980 1,828,536
Regions Financial Corp. .................... 237,416 5,667,120
SouthState Corp. ......................... 19,465 1,898,421
Synovus Financial Corp. .................... 37,726 1,881,396
TFS Financial Corp. ....................... 15,336 197,068
Truist Financial Corp. ...................... 345,691 14,881,998
U.S. Bancorp ........................... 403,336 19,485,162
UMB Financial Corp. ...................... 11,838 1,298,984
United Bankshares, Inc. .................... 35,639 1,342,878
Valley National Bancorp .................... 107,800 1,020,866
Webster Financial Corp. .................... 44,385 2,299,143
Wells Fargo & Co. ........................ 878,669 57,043,191
Western Alliance Bancorp ................... 28,198 2,346,356
Wintrust Financial Corp. .................... 16,959 1,965,379
Zions Bancorp NA ........................ 38,355 1,996,761
462,397,988
a
Capital Markets  —  30 .7%
Affiliated Managers Group, Inc. ............... 8,068 1,564,385
Ameriprise Financial, Inc. ................... 25,347 12,934,574
Ares Management Corp. , Class A .............. 47,604 7,982,239
Bank of New York Mellon Corp. (The) ........... 190,500 14,356,080
BlackRock, Inc.
(a)
......................... 35,945 35,263,123
Blackstone, Inc. , NVS ...................... 185,885 31,182,209
Blue Owl Capital, Inc. , Class A ................ 134,716 3,012,250
Carlyle Group, Inc. (The) .................... 54,614 2,732,338
Cboe Global Markets, Inc. ................... 27,205 5,810,172
Charles Schwab Corp. (The) ................. 385,644 27,315,165
CME Group, Inc. , Class A ................... 93,090 20,978,762
Coinbase Global, Inc. , Class A
(b) (c)
.............. 52,391 9,391,087
Evercore, Inc. , Class A ..................... 9,238 2,440,403
FactSet Research Systems, Inc. ............... 9,776 4,438,891
Franklin Resources, Inc. .................... 81,666 1,696,203
Goldman Sachs Group, Inc. (The) ............. 81,522 42,211,276
Hamilton Lane, Inc. , Class A ................. 10,451 1,877,418
Houlihan Lokey, Inc. , Class A ................. 13,825 2,388,545
Interactive Brokers Group, Inc. , Class A .......... 28,380 4,330,220
Intercontinental Exchange, Inc. ............... 148,211 23,101,649
Invesco Ltd. ............................ 117,163 2,031,606
Security Shares Value
a
Capital Markets (continued)
Janus Henderson Group PLC ................ 34,240 $ 1,414,454
Jefferies Financial Group, Inc. ................ 43,173 2,762,209
KKR & Co., Inc. .......................... 174,101 24,067,722
Lazard, Inc. ............................ 30,534 1,617,997
LPL Financial Holdings, Inc. .................. 19,329 5,454,257
MarketAxess Holdings, Inc. .................. 9,646 2,791,745
Moody's Corp. ........................... 40,428 18,355,929
Morgan Stanley .......................... 321,586 37,384,373
Morningstar, Inc. ......................... 7,207 2,364,256
MSCI, Inc. , Class A ....................... 20,305 11,598,216
Nasdaq, Inc. ............................ 106,823 7,896,356
Northern Trust Corp. ....................... 52,481 5,275,390
Raymond James Financial, Inc. ............... 47,905 7,100,479
Robinhood Markets, Inc. , Class A
(b)
............. 183,938 4,320,704
S&P Global, Inc. ......................... 82,658 39,705,597
SEI Investments Co. ....................... 25,065 1,873,859
State Street Corp. ........................ 77,060 7,151,168
Stifel Financial Corp. ...................... 26,813 2,778,363
T Rowe Price Group, Inc. ................... 57,330 6,298,274
TPG, Inc. , Class A ........................ 22,875 1,548,180
Tradeweb Markets, Inc. , Class A ............... 30,262 3,843,274
Virtu Financial, Inc. , Class A .................. 22,301 690,439
453,331,836
a
Consumer Finance  —  5 .5%
Ally Financial, Inc. ........................ 71,167 2,494,403
American Express Co. ..................... 144,981 39,156,469
Capital One Financial Corp. .................. 98,575 16,047,024
Credit Acceptance Corp.
(b) (c)
.................. 1,642 697,850
Discover Financial Services .................. 65,243 9,684,019
FirstCash Holdings, Inc. .................... 10,325 1,068,328
OneMain Holdings, Inc. ..................... 32,611 1,619,788
SLM Corp. ............................. 59,077 1,301,466
SoFi Technologies, Inc.
(b)
.................... 272,452 3,043,289
Synchrony Financial ....................... 103,264 5,693,977
80,806,613
a
Financial Services  —  32 .1%
Apollo Global Management, Inc. ............... 116,433 16,680,192
Berkshire Hathaway, Inc. , Class B
(b)
............ 472,869 213,226,089
Equitable Holdings, Inc. .................... 82,297 3,731,346
Essent Group Ltd. ........................ 27,308 1,638,753
Mastercard, Inc. , Class A .................... 212,982 106,403,677
MGIC Investment Corp. .................... 67,700 1,695,208
Radian Group, Inc. ........................ 40,582 1,416,718
Rocket Companies, Inc. , Class A
(b) (c)
............ 36,123 581,580
UWM Holdings Corp. , Class A ................ 29,616 190,727
Visa, Inc. , Class A ........................ 431,220 124,989,117
Voya Financial, Inc. ....................... 25,286 2,030,466
472,583,873
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,195,975,981 ) ............................... 1,469,120,310

iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(a) (d) (e)
..................... 1,755,291 $ 1,756,520
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.83%
(a) (d)
............................ 3,793,466 3,793,466
a
Total Short-Term Securities — 0.4%
(Cost: $ 5,549,733 ) .................................. 5,549,986
Total Investments — 100.1%
(Cost: $ 1,201,525,714 ) ............................... 1,474,670,296
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (1,055,616)
Net Assets — 100.0% ................................. $ 1,473,614,680
(a)
Affiliate of the Fund.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 112,517,948 $ — $ (110,772,654)
(a)
$ (122) $ 11,348 $ 1,756,520 1,755,291 $ 9,357
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 3,118,749 674,717
(a)
— — — 3,793,466 3,793,466 66,842 —
BlackRock, Inc. .. 27,590,393 896,291 (1,502,904) 179,685 8,099,658 35,263,123 35,945 375,115 —
$ 179,563 $ 8,111,006
$ 40,813,109
$ 451,314 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 30 12/20/24 $ 4,326 $ 121,213
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 121,213 $ — $ — $ — $ 121,213

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Financial Services ETF

2024
iShares Semi-Annual Financial Statements and Additional Information
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 246,656 $ — $ — $ — $ 246,656
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 181,787 $ — $ — $ — $ 181,787
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,452,419
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,469,120,310  $ —  $ —  $ 1,469,120,310
Short-Term Securities
Money Market Funds ...................................... 5,549,986  —  —  5,549,986
$ 1,474,670,296  $ —  $ —  $ 1,474,670,296
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 121,213  $ —  $ —  $ 121,213
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  30 .4%
Bank of America Corp. ..................... 3,545,576 $ 148,275,988
Bank OZK ............................. 65,054 2,846,113
BOK Financial Corp. ....................... 13,682 1,453,439
Citigroup, Inc. ........................... 1,133,081 72,709,808
Citizens Financial Group, Inc. ................ 266,812 11,238,121
Columbia Banking System, Inc. ............... 124,210 3,541,227
Comerica, Inc. ........................... 74,893 4,771,433
Commerce Bancshares, Inc. ................. 69,419 4,338,687
Cullen/Frost Bankers, Inc. ................... 34,185 4,353,460
East West Bancorp, Inc. .................... 83,709 8,160,790
Fifth Third Bancorp ....................... 403,525 17,625,972
First Citizens BancShares, Inc. , Class A .......... 7,166 13,883,050
First Hawaiian, Inc. ....................... 74,516 1,843,526
First Horizon Corp. ........................ 330,290 5,723,926
FNB Corp. ............................. 221,756 3,215,462
Huntington Bancshares, Inc. ................. 864,079 13,470,992
JPMorgan Chase & Co. .................... 1,414,790 313,970,197
KeyCorp ............................... 546,800 9,432,300
M&T Bank Corp. ......................... 98,110 19,100,055
NU Holdings, Ltd. , Class A
(a)
................. 1,889,170 28,507,575
Pinnacle Financial Partners, Inc. ............... 45,270 4,773,722
PNC Financial Services Group, Inc. (The) ........ 235,143 44,270,373
Popular, Inc. ............................ 43,845 3,912,289
Prosperity Bancshares, Inc. .................. 52,147 3,817,160
Regions Financial Corp. .................... 542,870 12,958,307
Synovus Financial Corp. .................... 88,071 4,392,101
TFS Financial Corp. ....................... 24,200 310,970
Truist Financial Corp. ...................... 788,934 33,963,609
U.S. Bancorp ........................... 925,887 44,729,601
Webster Financial Corp. .................... 103,964 5,385,335
Wells Fargo & Co. ........................ 2,071,719 134,495,997
Western Alliance Bancorp ................... 64,328 5,352,733
Wintrust Financial Corp. .................... 39,506 4,578,350
Zions Bancorp NA ........................ 85,948 4,474,453
995,877,121
a
Capital Markets  —  31 .5%
Affiliated Managers Group, Inc. ............... 19,278 3,738,004
Ameriprise Financial, Inc. ................... 59,230 30,225,069
Ares Management Corp. , Class A .............. 108,145 18,133,754
Bank of New York Mellon Corp. (The) ........... 436,760 32,914,234
BlackRock, Inc.
(b)
......................... 87,282 85,626,260
Blackstone, Inc. , NVS ...................... 418,160 70,146,340
Blue Owl Capital, Inc. , Class A ................ 304,908 6,817,743
Carlyle Group, Inc. (The) .................... 133,042 6,656,091
Cboe Global Markets, Inc. ................... 62,197 13,283,413
Charles Schwab Corp. (The) ................. 881,565 62,441,249
CME Group, Inc. , Class A ................... 212,898 47,978,693
Coinbase Global, Inc. , Class A
(a)
............... 117,222 21,012,044
Evercore, Inc. , Class A ..................... 21,313 5,630,255
FactSet Research Systems, Inc. ............... 22,387 10,165,041
Franklin Resources, Inc. .................... 176,540 3,666,736
Goldman Sachs Group, Inc. (The) ............. 186,443 96,538,321
Houlihan Lokey, Inc. , Class A ................. 30,587 5,284,516
Interactive Brokers Group, Inc. , Class A .......... 63,128 9,632,070
Intercontinental Exchange, Inc. ............... 335,909 52,358,136
Invesco Ltd. ............................ 222,206 3,853,052
Janus Henderson Group PLC ................ 80,765 3,336,402
Jefferies Financial Group, Inc. ................ 106,031 6,783,863
KKR & Co., Inc. .......................... 398,120 55,036,109
Lazard, Inc. ............................ 67,431 3,573,169
LPL Financial Holdings, Inc. .................. 44,329 12,508,757
Security Shares Value
a
Capital Markets (continued)
MarketAxess Holdings, Inc. .................. 21,611 $ 6,254,656
Moody's Corp. ........................... 93,651 42,521,300
Morgan Stanley .......................... 686,308 79,783,305
Morningstar, Inc. ......................... 15,783 5,177,613
MSCI, Inc. , Class A ....................... 45,429 25,949,045
Nasdaq, Inc. ............................ 243,234 17,979,857
Northern Trust Corp. ....................... 117,784 11,839,648
Raymond James Financial, Inc. ............... 112,163 16,624,800
Robinhood Markets, Inc. , Class A
(a)
............. 395,560 9,291,704
S&P Global, Inc. ......................... 185,028 88,880,050
SEI Investments Co. ....................... 58,123 4,345,276
State Street Corp. ........................ 178,908 16,602,662
Stifel Financial Corp. ...................... 60,574 6,276,678
T Rowe Price Group, Inc. ................... 129,718 14,250,820
TPG, Inc. , Class A ........................ 52,246 3,536,009
Tradeweb Markets, Inc. , Class A ............... 68,761 8,732,647
Virtu Financial, Inc. , Class A .................. 50,239 1,555,399
XP, Inc. , Class A ......................... 247,506 4,321,455
1,031,262,245
a
Consumer Finance  —  1 .3%
Ally Financial, Inc. ........................ 162,545 5,697,202
Credit Acceptance Corp.
(a) (c)
.................. 3,931 1,670,675
Discover Financial Services .................. 149,438 22,181,082
OneMain Holdings, Inc. ..................... 70,128 3,483,258
SLM Corp. ............................. 133,696 2,945,323
SoFi Technologies, Inc.
(a) (c)
................... 615,405 6,874,074
42,851,614
a
Financial Services  —  14 .0%
Apollo Global Management, Inc. ............... 309,834 44,386,819
Berkshire Hathaway, Inc. , Class B
(a)
............ 878,855 396,293,297
Equitable Holdings, Inc. .................... 157,136 7,124,546
MGIC Investment Corp. .................... 152,840 3,827,113
Rocket Companies, Inc. , Class A
(a) (c)
............ 86,306 1,389,527
UWM Holdings Corp. , Class A ................ 72,091 464,266
Voya Financial, Inc. ....................... 59,094 4,745,248
458,230,816
a
Insurance  —  21 .6%
Aflac, Inc. .............................. 329,769 34,556,494
Allstate Corp. (The) ....................... 155,239 28,955,178
American Financial Group, Inc. ............... 43,329 5,586,408
American International Group, Inc. ............. 383,945 29,133,747
Aon PLC , Class A ........................ 116,242 42,645,703
Arch Capital Group Ltd.
(a)
................... 213,468 21,039,406
Arthur J Gallagher & Co. .................... 128,133 36,031,000
Assurant, Inc. ........................... 31,395 6,018,421
Assured Guaranty Ltd. ..................... 32,674 2,726,972
Axis Capital Holdings Ltd. ................... 47,986 3,755,384
Brighthouse Financial, Inc.
(a)
................. 40,306 1,906,474
Brown & Brown, Inc. ....................... 141,121 14,766,901
Chubb Ltd. ............................. 239,193 67,557,671
Cincinnati Financial Corp. ................... 90,461 12,739,623
CNA Financial Corp. ....................... 16,104 771,543
Everest Group Ltd. ........................ 25,814 9,179,717
Fidelity National Financial, Inc. ................ 115,389 9,096,501
First American Financial Corp. ................ 60,181 3,860,611
Globe Life, Inc. .......................... 54,100 5,712,960
Hanover Insurance Group, Inc. (The) ........... 20,646 3,062,421
Hartford Financial Services Group, Inc. (The) ...... 172,898 19,094,855
Kemper Corp. ........................... 38,349 2,387,992
Kinsale Capital Group, Inc. .................. 13,171 5,638,637
Lincoln National Corp. ..................... 77,653 2,698,442
Loews Corp. ............................ 108,140 8,538,734

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Financials ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Insurance (continued)
Markel Group, Inc.
(a)
....................... 7,658 $ 11,808,713
Marsh & McLennan Companies, Inc. ............ 292,165 63,762,090
MetLife, Inc. ............................ 347,735 27,269,379
Old Republic International Corp. ............... 151,730 5,299,929
Primerica, Inc. ........................... 20,915 5,789,481
Principal Financial Group, Inc. ................ 135,339 11,151,934
Progressive Corp. (The) .................... 345,599 83,921,805
Prudential Financial, Inc. .................... 213,396 26,136,742
Reinsurance Group of America, Inc. ............ 39,527 8,343,359
RenaissanceRe Holdings Ltd. ................ 30,523 8,009,235
RLI Corp. .............................. 24,065 3,753,418
Ryan Specialty Holdings, Inc. , Class A ........... 62,958 4,147,043
Travelers Companies, Inc. (The) ............... 135,661 33,364,466
Unum Group ............................ 103,268 6,627,740
W R Berkley Corp. ........................ 173,619 9,925,798
White Mountains Insurance Group Ltd.
(c)
......... 1,565 2,812,524
Willis Towers Watson PLC ................... 60,563 18,301,533
707,886,984
a
Mortgage REITs  —  0 .5%
AGNC Investment Corp. .................... 430,642 4,009,277
Annaly Capital Management, Inc. .............. 303,166 5,763,186
Rithm Capital Corp. ....................... 317,875 3,366,296
Starwood Property Trust, Inc. ................. 185,749 3,666,685
16,805,444
a
Security Shares Value
a
Professional Services  —  0 .4%
Broadridge Financial Solutions, Inc. ............ 69,049 $ 14,559,672
a
Total Long-Term Investments — 99.7%
(Cost: $ 2,797,609,838 ) ............................... 3,267,473,896
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(b) (d) (e)
..................... 8,539,324 8,545,302
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.83%
(b) (d)
............................ 9,502,323 9,502,323
a
Total Short-Term Securities — 0.5%
(Cost: $ 18,045,627 ) ................................. 18,047,625
Total Investments — 100.2%
(Cost: $ 2,815,655,465 ) ............................... 3,285,521,521
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (6,870,235)
Net Assets — 100.0% ................................. $ 3,278,651,286
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 3,841,819 $ 4,700,994
(a)
$ — $ 1,419 $ 1,070 $ 8,545,302 8,539,324 $ 5,402
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 8,683,834 818,489
(a)
— — — 9,502,323 9,502,323 179,305 —
BlackRock, Inc. ... 60,258,759 26,717,491 (20,365,221) 3,331,410 15,683,821 85,626,260 87,282 874,813 —
$ 3,332,829 $ 15,684,891
$ 103,673,885
$ 1,059,520 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 72 12/20/24 $ 10,383 $ 183,976
E-Mini S&P MidCap 400 Index ............................................................ 2 12/20/24 623 (8,199)
$ 175,777
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 183,976 $ — $ — $ — $ 183,976
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 8,199 $ — $ — $ — $ 8,199
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 716,554 $ — $ — $ — $ 716,554
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 300,761 $ — $ — $ — $ 300,761
Futures contracts
Average notional value of contracts — long ................................................................................... $ 9,119,594
a

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Financials ETF

2024
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,267,473,896  $ —  $ —  $ 3,267,473,896
Short-Term Securities
Money Market Funds ...................................... 18,047,625  —  —  18,047,625
$ 3,285,521,521  $ —  $ —  $ 3,285,521,521
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 183,976  $ —  $ —  $ 183,976
Liabilities
Equity Contracts ........................................... (8,199) —  —  (8,199)
$ 175,777  $ —  $ —  $ 175,777
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  —  18 .9%
AbbVie, Inc. ............................ 1,045,604 $ 213,167,287
Alnylam Pharmaceuticals, Inc.
(a)
............... 74,500 19,860,955
Amgen, Inc. ............................ 316,497 101,329,680
Apellis Pharmaceuticals, Inc.
(a)
................ 61,130 1,666,404
Biogen, Inc.
(a)
........................... 85,927 14,951,298
BioMarin Pharmaceutical, Inc.
(a)
............... 111,205 7,327,297
Exact Sciences Corp.
(a)
..................... 107,422 7,404,598
Exelixis, Inc.
(a)
........................... 169,339 5,622,055
Gilead Sciences, Inc. ...................... 736,514 65,417,173
GRAIL, Inc.
(a) (b)
.......................... 15,389 208,829
Incyte Corp.
(a)
........................... 94,098 6,974,544
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 92,583 3,554,261
Moderna, Inc.
(a)
.......................... 190,636 10,362,973
Natera, Inc.
(a)
........................... 66,659 8,063,073
Neurocrine Biosciences, Inc.
(a)
................ 58,775 7,068,869
Regeneron Pharmaceuticals, Inc.
(a)
............. 61,669 51,690,956
Roivant Sciences, Ltd.
(a) (b)
................... 251,674 2,906,835
Sarepta Therapeutics, Inc.
(a)
................. 53,304 6,716,304
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 53,323 2,718,940
United Therapeutics Corp.
(a)
.................. 25,747 9,628,606
Vertex Pharmaceuticals, Inc.
(a)
................ 152,587 72,628,360
Viking Therapeutics, Inc.
(a) (b)
.................. 62,236 4,514,599
623,783,896
a
Health Care Equipment & Supplies  —  21 .0%
Abbott Laboratories ....................... 1,020,803 115,728,436
Align Technology, Inc.
(a)
..................... 44,196 9,061,506
Baxter International, Inc. .................... 300,376 10,723,423
Becton Dickinson & Co. .................... 170,588 39,847,651
Boston Scientific Corp.
(a)
.................... 866,811 72,829,460
Cooper Companies, Inc. (The)
(a)
............... 115,137 12,052,541
Dentsply Sirona, Inc. ...................... 119,556 2,770,113
Dexcom, Inc.
(a)
.......................... 236,138 16,643,006
Edwards Lifesciences Corp.
(a)
................ 352,688 23,633,623
Enovis Corp.
(a) (b)
.......................... 31,883 1,315,811
Envista Holdings Corp.
(a)
.................... 100,752 2,112,769
GE HealthCare Technologies, Inc. ............. 260,393 22,745,329
Globus Medical, Inc. , Class A
(a)
............... 66,242 4,871,437
Hologic, Inc.
(a) (b)
.......................... 134,854 10,905,643
IDEXX Laboratories, Inc.
(a)
................... 48,619 19,784,043
Inspire Medical Systems, Inc.
(a) (b)
.............. 17,286 3,371,461
Insulet Corp.
(a)
........................... 41,160 9,529,775
Intuitive Surgical, Inc.
(a)
..................... 208,495 105,048,121
Masimo Corp.
(a)
.......................... 25,287 3,641,581
Medtronic PLC .......................... 757,575 67,613,569
Penumbra, Inc.
(a)
......................... 21,833 4,996,919
QuidelOrtho Corp.
(a) (b)
...................... 31,954 1,215,850
ResMed, Inc. ........................... 85,758 20,793,742
Solventum Corp.
(a)
........................ 81,494 5,914,835
STERIS PLC ............................ 58,124 12,894,809
Stryker Corp. ........................... 213,549 76,083,238
Teleflex, Inc. ............................ 27,767 5,582,833
Zimmer Biomet Holdings, Inc. ................ 120,601 12,894,659
694,606,183
a
Health Care Providers & Services  —  17 .6%
Acadia Healthcare Co., Inc.
(a)
................. 53,807 2,297,021
Amedisys, Inc.
(a)
......................... 18,733 1,772,142
Cardinal Health, Inc. ....................... 143,685 15,592,696
Centene Corp.
(a)
......................... 310,215 19,313,986
Chemed Corp. ........................... 8,793 4,750,330
Cigna Group (The) ........................ 164,492 51,783,727
DaVita, Inc.
(a) (b)
.......................... 29,830 4,170,532
Security Shares Value
a
Health Care Providers & Services (continued)
Elevance Health, Inc. ...................... 137,222 $ 55,679,199
Encompass Health Corp. ................... 58,544 5,822,786
HCA Healthcare, Inc. ...................... 111,293 39,925,251
Henry Schein, Inc.
(a)
....................... 75,572 5,307,422
Humana, Inc. ........................... 71,116 18,335,838
Labcorp Holdings, Inc. ..................... 49,555 11,311,920
Molina Healthcare, Inc.
(a)
.................... 34,264 11,006,282
Premier, Inc. , Class A ...................... 61,603 1,241,300
Quest Diagnostics, Inc. ..................... 65,441 10,132,230
R1 RCM, Inc.
(a)
.......................... 91,980 1,311,635
Tenet Healthcare Corp.
(a)
.................... 56,040 8,687,321
UnitedHealth Group, Inc. .................... 542,755 306,385,197
Universal Health Services, Inc. , Class B ......... 34,098 6,966,562
581,793,377
a
Health Care Technology  —  0 .7%
Certara, Inc.
(a)
........................... 70,027 714,275
Doximity, Inc. , Class A
(a)
.................... 72,576 3,029,322
Veeva Systems, Inc. , Class A
(a)
............... 87,001 18,168,419
21,912,016
a
Life Sciences Tools & Services  —  10 .7%
10X Genomics, Inc. , Class A
(a)
................ 61,031 978,327
Agilent Technologies, Inc. ................... 172,789 22,516,135
Avantor, Inc.
(a) (b)
.......................... 399,925 8,946,322
Azenta, Inc.
(a) (b)
.......................... 31,249 1,284,022
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 11,422 4,091,246
Bio-Techne Corp. ......................... 91,593 6,754,984
Bruker Corp. ............................ 64,571 3,655,364
Charles River Laboratories International, Inc.
(a) (b)
.... 30,140 5,382,401
Danaher Corp. .......................... 380,927 93,578,527
Fortrea Holdings, Inc.
(a)
..................... 51,897 872,908
Illumina, Inc.
(a)
........................... 93,959 13,543,250
IQVIA Holdings, Inc.
(a)
...................... 106,327 21,884,223
Medpace Holdings, Inc.
(a) (b)
.................. 15,038 4,725,240
QIAGEN NV , ADR
(a)
....................... 132,194 5,565,367
Repligen Corp.
(a) (b)
........................ 32,955 4,424,868
Revvity, Inc.
(b)
........................... 72,509 8,598,842
Sotera Health Co.
(a)
....................... 89,212 1,397,952
Thermo Fisher Scientific, Inc. ................. 225,373 123,125,777
Waters Corp.
(a)
.......................... 34,751 11,228,396
West Pharmaceutical Services, Inc. ............ 42,833 13,189,566
355,743,717
a
Pharmaceuticals  —  30 .9%
Bristol-Myers Squibb Co. .................... 1,197,027 66,758,196
Catalent, Inc.
(a)
.......................... 107,046 6,272,896
Elanco Animal Health, Inc.
(a)
.................. 291,255 3,681,463
Eli Lilly & Co. ........................... 472,475 392,031,406
Intra-Cellular Therapies, Inc.
(a)
................ 60,900 5,161,275
Jazz Pharmaceuticals PLC
(a) (b)
................ 36,425 4,007,843
Johnson & Johnson ....................... 1,423,677 227,589,005
Merck & Co., Inc. ......................... 1,496,525 153,124,438
Organon & Co. .......................... 150,974 2,835,292
Perrigo Co. PLC ......................... 79,454 2,036,406
Pfizer, Inc. ............................. 3,346,011 94,692,111
Royalty Pharma PLC , Class A ................ 230,606 6,226,362
Viatris, Inc. ............................. 699,107 8,109,641
Zoetis, Inc. , Class A ....................... 269,902 48,253,080
1,020,779,414
a
Total Long-Term Investments — 99.8%
(Cost: $ 3,062,360,260 ) ............................... 3,298,618,603

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Healthcare ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(c) (d) (e)
...................... 41,617,681 $ 41,646,814
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.83%
(c) (d)
............................ 4,994,507 4,994,507
a
Total Short-Term Securities — 1.4%
(Cost: $ 46,615,383 ) ................................. 46,641,321
Total Investments — 101.2%
(Cost: $ 3,108,975,643 ) ............................... 3,345,259,924
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (39,269,200)
Net Assets — 100.0% ................................. $ 3,305,990,724
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 45,519,962  $ —  $ (3,887,921)
(a)
$ 2,290  $ 12,483  $ 41,646,814  41,617,681  $ 43,862
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 4,905,810  88,697
(a)
—  —  —  4,994,507  4,994,507  140,604  —
$ 2,290  $ 12,483
$ 46,641,321
$ 184,466  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 48 12/20/24 $ 7,162 $ (404,044)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 404,044 $ — $ — $ — $ 404,044
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024

Schedule of Investments
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 537,306 $ — $ — $ — $ 537,306
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (237,472) $ — $ — $ — $ (237,472)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 8,678,065
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,298,618,603  $ —  $ —  $ 3,298,618,603
Short-Term Securities
Money Market Funds ...................................... 46,641,321  —  —  46,641,321
$ 3,345,259,924  $ —  $ —  $ 3,345,259,924
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (404,044) $ —  $ —  $ (404,044)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  14 .9%
Axon Enterprise, Inc.
(a)
..................... 16,552 $ 7,009,772
Boeing Co. (The)
(a)
........................ 158,620 23,683,552
BWX Technologies, Inc. .................... 21,001 2,556,872
Curtiss-Wright Corp. ....................... 8,788 3,031,508
General Dynamics Corp. .................... 62,965 18,361,224
General Electric Co ....................... 251,061 43,127,259
HEICO Corp.
(b)
.......................... 10,147 2,485,508
HEICO Corp. , Class A
(b)
.................... 18,699 3,590,395
Howmet Aerospace, Inc. .................... 93,546 9,328,407
Huntington Ingalls Industries, Inc. .............. 9,101 1,683,321
L3Harris Technologies, Inc. .................. 43,658 10,804,045
Loar Holdings, Inc.
(a)
....................... 2,394 206,315
Lockheed Martin Corp. ..................... 49,236 26,885,318
Northrop Grumman Corp. ................... 31,813 16,193,453
RTX Corp. ............................. 306,675 37,104,608
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 26,906 870,947
Textron, Inc. ............................ 43,048 3,461,920
TransDigm Group, Inc. ..................... 12,552 16,346,470
Woodward, Inc. .......................... 13,905 2,281,671
229,012,565
a
Air Freight & Logistics  —  2 .9%
CH Robinson Worldwide, Inc. ................ 26,862 2,767,860
Expeditors International of Washington, Inc. ....... 32,491 3,866,429
FedEx Corp. ............................ 52,202 14,295,518
GXO Logistics, Inc.
(a)
...................... 27,027 1,616,485
United Parcel Service, Inc. , Class B ............ 168,119 22,538,033
45,084,325
a
Building Products  —  5 .5%
A O Smith Corp. ......................... 27,642 2,075,914
AAON, Inc. ............................. 15,739 1,797,709
Advanced Drainage Systems, Inc. ............. 16,216 2,430,454
Allegion PLC ............................ 20,247 2,827,089
Armstrong World Industries, Inc. ............... 10,011 1,397,035
AZEK Co., Inc. (The) , Class A
(a)
............... 33,055 1,454,420
Builders FirstSource, Inc.
(a) (b)
................. 27,702 4,748,123
Carlisle Companies, Inc. .................... 10,611 4,480,283
Carrier Global Corp. ....................... 193,437 14,066,739
Fortune Brands Innovations, Inc. .............. 28,483 2,373,488
Hayward Holdings, Inc.
(a)
.................... 32,917 535,230
Johnson Controls International PLC ............ 153,893 11,626,616
Lennox International, Inc. ................... 7,379 4,446,364
Masco Corp. ............................ 50,718 4,052,875
Owens Corning .......................... 19,871 3,512,994
Simpson Manufacturing Co., Inc. .............. 9,765 1,755,649
Trane Technologies PLC .................... 52,208 19,325,313
Trex Co., Inc.
(a)
.......................... 24,957 1,768,204
84,674,499
a
Chemicals  —  3 .1%
Axalta Coating Systems Ltd.
(a)
................ 50,720 1,923,302
Dow, Inc. .............................. 162,258 8,012,300
DuPont de Nemours, Inc. ................... 96,360 7,996,916
PPG Industries, Inc. ....................... 53,945 6,716,692
RPM International, Inc. ..................... 29,268 3,720,256
Sherwin-Williams Co. (The) .................. 54,082 19,402,999
47,772,465
a
Commercial Services & Supplies  —  1 .8%
Cintas Corp. ............................ 79,727 16,408,614
MSA Safety, Inc. ......................... 8,600 1,427,170
Tetra Tech, Inc. .......................... 61,387 3,000,597
Security Shares Value
a
Commercial Services & Supplies (continued)
Veralto Corp. ............................ 57,013 $ 5,826,158
Vestis Corp. ............................ 30,270 409,250
27,071,789
a
Construction & Engineering  —  1 .8%
AECOM ............................... 31,263 3,338,889
API Group Corp.
(a)
........................ 52,323 1,786,307
Comfort Systems USA, Inc. .................. 8,096 3,165,860
EMCOR Group, Inc. ....................... 10,716 4,780,086
MasTec, Inc.
(a)
........................... 14,437 1,774,163
Quanta Services, Inc. ...................... 33,483 10,099,477
Valmont Industries, Inc. ..................... 4,578 1,426,871
WillScot Holdings Corp. , Class A
(a)
............. 42,530 1,409,444
27,781,097
a
Construction Materials  —  2 .2%
CRH PLC .............................. 158,412 15,117,257
Eagle Materials, Inc. ....................... 7,696 2,196,900
Martin Marietta Materials, Inc. ................ 14,132 8,370,949
Vulcan Materials Co. ...................... 30,506 8,356,509
34,041,615
a
Consumer Finance  —  3 .5%
American Express Co. ..................... 129,412 34,951,593
Capital One Financial Corp. .................. 87,298 14,211,241
Synchrony Financial ....................... 90,982 5,016,748
54,179,582
a
Containers & Packaging  —  2 .0%
Amcor PLC ............................. 332,509 3,700,825
AptarGroup, Inc. ......................... 15,294 2,568,015
Ball Corp. .............................. 70,763 4,192,708
Berry Global Group, Inc. .................... 26,435 1,862,346
Crown Holdings, Inc. ...................... 27,078 2,533,147
Graphic Packaging Holding Co. ............... 68,695 1,941,321
Packaging Corp. of America ................. 20,435 4,678,389
Sealed Air Corp. ......................... 31,126 1,126,139
Silgan Holdings, Inc. ....................... 19,163 991,493
Smurfit WestRock PLC ..................... 119,163 6,136,894
Sonoco Products Co. ...................... 22,811 1,198,034
30,929,311
a
Diversified Consumer Services  —  0 .0%
ADT, Inc. .............................. 66,790 480,888
a
Electrical Equipment  —  6 .3%
Acuity Brands, Inc. ........................ 7,086 2,130,689
AMETEK, Inc. ........................... 53,223 9,757,905
Eaton Corp. PLC ......................... 92,071 30,528,902
Emerson Electric Co. ...................... 131,766 14,266,305
GE Vernova, Inc.
(a)
........................ 62,828 18,952,695
Generac Holdings, Inc.
(a)
.................... 13,560 2,244,858
Hubbell, Inc. ............................ 12,351 5,274,248
nVent Electric PLC ........................ 38,039 2,836,568
Regal Rexnord Corp. ...................... 15,286 2,545,730
Rockwell Automation, Inc. ................... 26,455 7,055,813
Sensata Technologies Holding PLC ............ 34,402 1,181,365
96,775,078
a
Electronic Equipment, Instruments & Components  —  1 .5%
Cognex Corp. ........................... 39,586 1,592,545
Crane NXT Co. .......................... 11,475 622,748
Keysight Technologies, Inc.
(a)
................. 40,222 5,993,480
Littelfuse, Inc. ........................... 5,659 1,384,361
Teledyne Technologies, Inc.
(a)
................. 10,671 4,858,720
Trimble, Inc.
(a)
........................... 56,077 3,392,658

iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Vontier Corp. ............................ 35,552 $ 1,318,268
Zebra Technologies Corp. , Class A
(a)
............ 11,779 4,499,225
23,662,005
a
Financial Services  —  18 .7%
Affirm Holdings, Inc. , Class A
(a)
................ 53,552 2,348,255
Block, Inc. , Class A
(a)
...................... 128,065 9,261,661
Corpay, Inc.
(a)
........................... 15,742 5,190,452
Euronet Worldwide, Inc.
(a)
................... 10,101 994,645
Fidelity National Information Services, Inc. ........ 129,590 11,628,111
Fiserv, Inc.
(a)
............................ 132,164 26,155,256
Global Payments, Inc. ..................... 58,679 6,085,599
Jack Henry & Associates, Inc. ................ 16,794 3,055,332
Mastercard, Inc. , Class A .................... 190,595 95,219,356
PayPal Holdings, Inc.
(a)
..................... 235,805 18,699,337
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 14,197 1,283,977
Visa, Inc. , Class A ........................ 363,389 105,328,302
Western Union Co. (The) ................... 65,991 710,063
WEX, Inc.
(a) (b)
............................ 9,467 1,634,004
287,594,350
a
Gas Utilities  —  0 .1%
MDU Resources Group, Inc. ................. 47,189 1,361,403
a
Ground Transportation  —  5 .5%
CSX Corp. ............................. 450,565 15,157,007
JB Hunt Transport Services, Inc. .............. 18,878 3,409,744
Knight-Swift Transportation Holdings, Inc. , Class A .. 36,021 1,875,974
Landstar System, Inc. ...................... 8,200 1,441,314
Norfolk Southern Corp. ..................... 52,108 13,049,406
Old Dominion Freight Line, Inc. ............... 45,273 9,114,360
Ryder System, Inc. ........................ 9,814 1,435,592
Saia, Inc.
(a) (b)
............................ 6,108 2,984,430
Schneider National, Inc. , Class B .............. 10,802 305,481
Union Pacific Corp. ....................... 140,699 32,652,017
XPO, Inc.
(a)
............................. 26,338 3,437,899
84,863,224
a
Household Durables  —  0 .3%
Mohawk Industries, Inc.
(a)
................... 12,106 1,625,473
TopBuild Corp.
(a)
......................... 7,339 2,593,456
4,218,929
a
Industrial Conglomerates  —  3 .1%
3M Co. ................................ 127,435 16,371,574
Honeywell International, Inc. ................. 150,291 30,911,853
47,283,427
a
IT Services  —  3 .2%
Accenture PLC , Class A .................... 144,717 49,901,316
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 15,551 1,240,037
a
Life Sciences Tools & Services  —  0 .4%
Mettler-Toledo International, Inc.
(a)
............. 4,859 6,276,613
a
Machinery  —  13 .9%
AGCO Corp. ............................ 14,329 1,430,607
Allison Transmission Holdings, Inc. ............. 20,145 2,152,695
Caterpillar, Inc. .......................... 112,770 42,424,074
CNH Industrial N.V. ....................... 201,056 2,257,859
Crane Co. .............................. 11,263 1,771,445
Cummins, Inc. ........................... 31,498 10,362,212
Deere & Co. ............................ 58,159 23,536,366
Donaldson Co., Inc. ....................... 27,637 2,021,923
Security Shares Value
a
Machinery (continued)
Dover Corp. ............................ 31,652 $ 5,992,673
Esab Corp. ............................. 13,028 1,602,965
Flowserve Corp. ......................... 30,229 1,591,254
Fortive Corp. ............................ 81,226 5,801,973
Gates Industrial Corp. PLC
(a)
................. 47,190 913,126
Graco, Inc. ............................. 38,687 3,151,056
IDEX Corp. ............................. 17,442 3,743,751
Illinois Tool Works, Inc. ..................... 68,283 17,830,740
Ingersoll Rand, Inc. ....................... 93,040 8,931,840
ITT, Inc. ............................... 18,973 2,658,497
Lincoln Electric Holdings, Inc. ................ 12,712 2,447,823
Middleby Corp. (The)
(a) (b)
.................... 12,262 1,590,381
Nordson Corp. ........................... 13,112 3,250,334
Oshkosh Corp. .......................... 15,011 1,534,725
Otis Worldwide Corp. ...................... 93,138 9,146,152
PACCAR, Inc. ........................... 118,589 12,366,461
Parker-Hannifin Corp. ...................... 29,499 18,704,431
Pentair PLC ............................ 38,016 3,768,146
Snap-on, Inc. ........................... 11,955 3,946,704
Stanley Black & Decker, Inc. ................. 35,395 3,289,611
Toro Co. (The) ........................... 24,042 1,934,900
Westinghouse Air Brake Technologies Corp. ....... 40,300 7,575,594
Xylem, Inc. ............................. 55,666 6,779,005
214,509,323
a
Marine Transportation  —  0 .1%
Kirby Corp.
(a)
............................ 13,474 1,546,276
a
Metals & Mining  —  0 .1%
ATI, Inc.
(a)
.............................. 28,651 1,510,194
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 14,842 1,467,874
a
Professional Services  —  5 .0%
Amentum Holdings, Inc.
(a)
................... 28,735 854,579
Automatic Data Processing, Inc. ............... 94,802 27,420,530
Booz Allen Hamilton Holding Corp. , Class A ....... 29,557 5,369,325
Equifax, Inc. ............................ 28,300 7,500,066
FTI Consulting, Inc.
(a)
...................... 8,089 1,578,002
Genpact Ltd. ............................ 40,445 1,543,786
Jacobs Solutions, Inc. ...................... 28,735 4,039,566
ManpowerGroup, Inc. ...................... 10,995 691,036
Paychex, Inc. ........................... 74,144 10,330,484
Paylocity Holding Corp.
(a)
................... 10,092 1,862,680
Robert Half, Inc. ......................... 23,308 1,587,508
TransUnion ............................. 44,691 4,527,198
Verisk Analytics, Inc. ....................... 32,837 9,020,981
76,325,741
a
Semiconductors & Semiconductor Equipment  —  0 .1%
MKS Instruments, Inc. ..................... 15,525 1,542,098
a
Software  —  0 .8%
BILL Holdings, Inc.
(a)
....................... 23,581 1,376,187
Fair Isaac Corp.
(a)
......................... 5,469 10,900,319
12,276,506
a
Trading Companies & Distributors  —  2 .8%
Air Lease Corp. , Class A .................... 24,009 1,064,799
Core & Main, Inc. , Class A
(a)
.................. 44,378 1,965,058
Ferguson Enterprises, Inc. ................... 46,639 9,175,757
MSC Industrial Direct Co., Inc. , Class A .......... 10,557 834,742
United Rentals, Inc. ....................... 15,318 12,450,470
Watsco, Inc. ............................ 7,970 3,769,890
WESCO International, Inc. ................... 10,048 1,928,915

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 10,032 $ 11,127,795
42,317,426
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,314,074,942 ) ............................... 1,535,699,956
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(c) (d) (e)
...................... 7,205,969 7,211,013
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.83%
(c) (d)
............................ 1,649,862 1,649,862
a
Total Short-Term Securities — 0.6%
(Cost: $ 8,859,822 ) .................................. 8,860,875
Total Investments — 100.4%
(Cost: $ 1,322,934,764 ) ............................... 1,544,560,831
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (6,633,805)
Net Assets — 100.0% ................................. $ 1,537,927,026
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 8,258,779 $ — $ (1,054,460)
(a)
$ 7,388 $ (694) $ 7,211,013 7,205,969 $ 10,080
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,124,293 — (474,431)
(a)
— — 1,649,862 1,649,862 63,237 —
$ 7,388 $ (694)
$ 8,860,875
$ 73,317 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 15 12/20/24 $ 2,032 $ 3,120

iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024

Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 3,120 $ — $ — $ — $ 3,120
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 175,192 $ — $ — $ — $ 175,192
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 47,236 $ — $ — $ — $ 47,236
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,443,275
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,535,699,956  $ —  $ —  $ 1,535,699,956
Short-Term Securities
Money Market Funds ...................................... 8,860,875  —  —  8,860,875
$ 1,544,560,831  $ —  $ —  $ 1,544,560,831
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,120  $ —  $ —  $ 3,120
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
U.S. Technology ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Communications Equipment  —  0 .1%
F5, Inc.
(a)
.............................. 96,158 $ 22,489,433
a
Consumer Staples Distribution & Retail  —  0 .1%
Maplebear, Inc.
(a)
......................... 282,112 12,441,139
a
Electrical Equipment  —  0 .4%
Vertiv Holdings Co. , Class A ................. 589,409 64,416,510
a
Electronic Equipment, Instruments & Components  —  1 .7%
Amphenol Corp. , Class A ................... 1,945,271 130,372,062
Arrow Electronics, Inc.
(a) (b)
................... 87,377 10,369,029
Avnet, Inc. ............................. 149,517 8,105,317
CDW Corp. ............................. 221,185 41,633,652
Coherent Corp.
(a)
......................... 217,624 20,117,162
Corning, Inc. ............................ 1,261,944 60,055,915
IPG Photonics Corp.
(a) (b)
.................... 44,733 3,621,584
Jabil, Inc. .............................. 181,903 22,390,440
TD SYNNEX Corp. ........................ 124,002 14,303,631
310,968,792
a
Financial Services  —  0 .1%
Toast, Inc. , Class A
(a)
...................... 730,175 21,927,155
a
Hotels, Restaurants & Leisure  —  0 .5%
DoorDash, Inc. , Class A
(a) (b)
.................. 571,117 89,494,034
a
Interactive Media & Services  —  9 .3%
Alphabet, Inc. , Class A ..................... 2,874,368 491,833,108
Alphabet, Inc. , Class C , NVS ................. 2,408,595 415,940,271
IAC, Inc.
(a) (b)
............................ 123,920 5,941,964
Match Group, Inc.
(a) (b)
...................... 423,148 15,246,022
Meta Platforms, Inc. , Class A ................. 1,322,367 750,549,062
Pinterest, Inc. , Class A
(a) (b)
................... 986,390 31,357,338
Trump Media & Technology Group Corp.
(a) (b)
....... 96,016 3,393,206
ZoomInfo Technologies, Inc.
(a) (b)
............... 519,768 5,743,436
1,720,004,407
a
IT Services  —  4 .1%
Akamai Technologies, Inc.
(a)
.................. 247,829 25,050,555
Amdocs Ltd. ............................ 188,526 16,542,214
Cloudflare, Inc. , Class A
(a)
................... 493,689 43,301,462
Cognizant Technology Solutions Corp. , Class A ..... 819,506 61,126,953
DXC Technology Co.
(a) (b)
.................... 294,387 5,846,526
EPAM Systems, Inc.
(a)
...................... 91,461 17,254,118
Gartner, Inc.
(a)
........................... 124,109 62,364,773
Globant SA
(a) (b)
.......................... 69,126 14,508,856
GoDaddy, Inc. , Class A
(a)
.................... 232,743 38,821,532
International Business Machines Corp. .......... 1,511,053 312,364,876
Kyndryl Holdings, Inc.
(a)
..................... 378,655 8,667,413
MongoDB, Inc. , Class A
(a) (b)
.................. 116,214 31,424,266
Okta, Inc. , Class A
(a)
....................... 262,689 18,884,712
Snowflake, Inc. , Class A
(a)
................... 520,552 59,769,781
Twilio, Inc. , Class A
(a) (b)
..................... 281,053 22,666,924
VeriSign, Inc.
(a)
.......................... 139,167 24,610,292
763,205,253
a
Professional Services  —  0 .9%
CACI International, Inc. , Class A
(a)
............. 36,325 20,071,742
Clarivate PLC
(a) (b)
......................... 679,879 4,487,201
Concentrix Corp. ......................... 76,317 3,244,236
Dayforce, Inc.
(a) (b)
......................... 246,871 17,515,497
Dun & Bradstreet Holdings, Inc. ............... 503,697 5,988,957
KBR, Inc. .............................. 218,798 14,661,654
Leidos Holdings, Inc. ...................... 221,950 40,652,362
Security Shares Value
a
Professional Services (continued)
Parsons Corp.
(a) (b)
......................... 76,193 $ 8,241,035
Paycom Software, Inc. ..................... 83,784 17,513,370
Paycor HCM, Inc.
(a) (b)
...................... 120,890 1,824,230
Science Applications International Corp. ......... 83,770 12,087,173
SS&C Technologies Holdings, Inc. ............. 353,775 24,739,486
171,026,943
a
Semiconductors & Semiconductor Equipment  —  31 .7%
Advanced Micro Devices, Inc.
(a)
............... 2,651,557 382,009,817
Allegro MicroSystems, Inc.
(a) (b)
................ 202,094 4,211,639
Amkor Technology, Inc. ..................... 187,790 4,779,255
Analog Devices, Inc. ....................... 816,107 182,081,633
Applied Materials, Inc. ..................... 1,370,367 248,831,240
Astera Labs, Inc.
(a) (b)
....................... 36,687 2,573,960
Broadcom, Inc. .......................... 3,665,346 622,265,790
Cirrus Logic, Inc.
(a)
........................ 88,095 9,674,593
Entegris, Inc. ............................ 247,876 25,955,096
GlobalFoundries, Inc.
(a) (b)
.................... 163,740 5,976,510
Intel Corp. ............................. 7,018,977 151,048,385
KLA Corp. .............................. 221,853 147,805,124
Lam Research Corp. ...................... 2,154,886 160,215,774
Lattice Semiconductor Corp.
(a) (b)
............... 223,394 11,317,140
MACOM Technology Solutions Holdings, Inc.
(a) (b)
.... 91,123 10,242,225
Marvell Technology, Inc.
(b)
................... 1,411,109 113,043,942
Microchip Technology, Inc. ................... 873,059 64,056,339
Micron Technology, Inc. ..................... 1,815,669 180,931,416
Monolithic Power Systems, Inc. ............... 77,342 58,725,781
NVIDIA Corp. ........................... 20,692,402 2,747,123,290
ON Semiconductor Corp.
(a) (b)
................. 706,832 49,824,588
Onto Innovation, Inc.
(a)
..................... 80,605 15,986,390
Qorvo, Inc.
(a)
............................ 155,816 11,103,448
QUALCOMM, Inc. ........................ 1,839,389 299,397,348
Skyworks Solutions, Inc. .................... 264,395 23,155,714
Teradyne, Inc. ........................... 257,094 27,305,954
Texas Instruments, Inc. ..................... 1,499,213 304,580,113
Universal Display Corp.
(b)
................... 76,795 13,847,674
Wolfspeed, Inc.
(a) (b)
........................ 207,324 2,759,482
5,880,829,660
a
Software  —  34 .1%
Adobe, Inc.
(a)
............................ 730,302 349,142,780
ANSYS, Inc.
(a)
........................... 143,650 46,026,897
Appfolio, Inc. , Class A
(a)
.................... 36,610 7,610,121
AppLovin Corp. , Class A
(a) (b)
.................. 431,791 73,141,078
Aspen Technology, Inc.
(a) (b)
................... 44,036 10,336,570
Atlassian Corp. , Class A
(a)
................... 258,410 48,720,621
Autodesk, Inc.
(a) (b)
......................... 354,771 100,684,010
Bentley Systems, Inc. , Class B
(b)
............... 229,847 11,092,416
Cadence Design Systems, Inc.
(a) (b)
............. 448,851 123,936,738
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 742,430 7,728,696
Confluent, Inc. , Class A
(a) (b)
.................. 402,596 10,535,937
Crowdstrike Holdings, Inc. , Class A
(a)
............ 373,524 110,888,070
Datadog, Inc. , Class A
(a) (b)
................... 492,156 61,736,049
DocuSign, Inc.
(a) (b)
........................ 334,453 23,204,349
Dolby Laboratories, Inc. , Class A .............. 97,322 7,094,774
DoubleVerify Holdings, Inc.
(a)
................. 241,366 4,115,290
Dropbox, Inc. , Class A
(a)
.................... 396,602 10,252,162
Dynatrace, Inc.
(a) (b)
........................ 485,357 26,112,207
Elastic NV
(a)
............................ 135,519 10,872,689
Five9, Inc.
(a) (b)
........................... 122,030 3,603,546
Fortinet, Inc.
(a)
........................... 1,039,201 81,743,551
Gen Digital, Inc. .......................... 894,953 26,052,082
Gitlab, Inc. , Class A
(a) (b)
..................... 193,852 10,419,545
Guidewire Software, Inc.
(a) (b)
.................. 134,721 25,093,133

iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
HashiCorp, Inc. , Class A
(a)
................... 232,128 $ 7,859,854
HubSpot, Inc.
(a) (b)
......................... 80,441 44,627,862
Informatica, Inc. , Class A
(a) (b)
................. 106,382 2,904,229
Intuit, Inc. .............................. 449,751 274,483,035
Manhattan Associates, Inc.
(a) (b)
................ 100,823 26,552,745
Microsoft Corp. .......................... 6,519,887 2,649,356,082
MicroStrategy, Inc. , Class A
(a) (b)
................ 257,811 63,034,790
nCino, Inc.
(a) (b)
........................... 137,437 5,126,400
Nutanix, Inc. , Class A
(a)
..................... 399,744 24,824,102
Oracle Corp. ............................ 2,587,204 434,236,319
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 3,312,713 137,676,352
Palo Alto Networks, Inc.
(a) (b)
.................. 507,185 182,753,971
Pegasystems, Inc. ........................ 74,258 5,899,056
Procore Technologies, Inc.
(a) (b)
................ 175,374 11,513,303
PTC, Inc.
(a)
............................. 194,900 36,120,817
RingCentral, Inc. , Class A
(a)
.................. 132,148 4,758,650
Roper Technologies, Inc. .................... 175,818 94,542,613
Salesforce, Inc. .......................... 1,544,460 450,009,310
SentinelOne, Inc. , Class A
(a) (b)
................ 452,288 11,664,508
ServiceNow, Inc.
(a)
........................ 338,176 315,514,826
Smartsheet, Inc. , Class A
(a)
.................. 220,078 12,416,801
Synopsys, Inc.
(a)
......................... 250,610 128,715,802
Teradata Corp.
(a)
......................... 161,594 5,208,175
Tyler Technologies, Inc.
(a)
................... 69,809 42,275,632
UiPath, Inc. , Class A
(a)
..................... 730,767 9,032,280
Unity Software, Inc.
(a) (b)
..................... 486,573 9,770,386
Workday, Inc. , Class A
(a)
.................... 348,491 81,494,620
Zoom Video Communications, Inc. , Class A
(a)
...... 434,055 32,441,271
Zscaler, Inc.
(a) (b)
.......................... 150,724 27,249,392
6,322,206,494
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  17 .0%
Apple, Inc. ............................. 12,724,010 $ 2,874,481,099
Dell Technologies, Inc. , Class C ............... 447,520 55,326,898
Hewlett Packard Enterprise Co. ............... 2,136,224 41,635,006
HP, Inc. ............................... 1,610,277 57,197,039
NetApp, Inc. ............................ 339,208 39,114,075
Pure Storage, Inc. , Class A
(a)
................. 505,300 25,290,265
Super Micro Computer, Inc.
(a)
................. 819,686 23,861,059
Western Digital Corp.
(a)
..................... 537,178 35,083,095
3,151,988,536
a
Total Long-Term Investments — 100.0%
(Cost: $ 14,050,724,229 ) .............................. 18,530,998,356
a
Short-Term Securities
Money Market Funds  —  2 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(c) (d) (e)
...................... 455,976,444 456,295,628
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.83%
(c) (d)
............................ 9,033,870 9,033,870
a
Total Short-Term Securities — 2.5%
(Cost: $ 465,180,028 ) ................................ 465,329,498
Total Investments — 102.5%
(Cost: $ 14,515,904,257 ) .............................. 18,996,327,854
Liabilities in Excess of Other Assets — ( 2 .5 ) % ............... (459,693,001)
Net Assets — 100.0% ................................. $ 18,536,634,853
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 153,332,193 $ 302,818,707
(a)
$ — $ 35,737 $ 108,991 $ 456,295,628 455,976,444 $ 385,249
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 25,812,904 — (16,779,034)
(a)
— — 9,033,870 9,033,870 536,112 —
$ 35,737 $ 108,991
$ 465,329,498
$ 921,361 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Technology ETF

2024
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index .......................................... 2 12/20/24 $ 242 $ 7,482
E-Mini Technology Select Sector Index ...................................................... 10 12/20/24 2,256 (21,931)
$ (14,449)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 7,482 $ — $ — $ — $ 7,482
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 21,931 $ — $ — $ — $ 21,931
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 2,323,307 $ — $ — $ — $ 2,323,307
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 1,049,529 $ — $ — $ — $ 1,049,529
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,803,253
a

iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 18,530,998,356  $ —  $ —  $ 18,530,998,356
Short-Term Securities
Money Market Funds ...................................... 465,329,498  —  —  465,329,498
$ 18,996,327,854  $ —  $ —  $ 18,996,327,854
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 7,482  $ —  $ —  $ 7,482
Liabilities
Equity Contracts ........................................... (21,931) —  —  (21,931)
$ (14,449) $ —  $ —  $ (14,449)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
U.S. Transportation ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  19 .6%
Air Transport Services Group, Inc.
(a) (b)
........... 55,676 $ 959,854
CH Robinson Worldwide, Inc. ................ 130,302 13,426,318
Expeditors International of Washington, Inc. ....... 156,795 18,658,605
FedEx Corp. ............................ 96,703 26,482,117
Forward Air Corp. ........................ 21,313 752,988
GXO Logistics, Inc.
(a) (b)
..................... 132,727 7,938,402
Hub Group, Inc. , Class A .................... 68,435 2,969,395
United Parcel Service, Inc. , Class B ............ 415,035 55,639,592
126,827,271
a
Ground Transportation  —  61 .0%
ArcBest Corp. ........................... 26,277 2,737,538
Avis Budget Group, Inc. .................... 19,016 1,578,328
Covenant Logistics Group, Inc. , Class A .......... 8,810 445,786
CSX Corp. ............................. 827,231 27,828,051
FTAI Infrastructure, Inc. ..................... 116,433 939,614
Heartland Express, Inc. ..................... 48,146 520,218
Hertz Global Holdings, Inc.
(a)
................. 136,688 379,993
JB Hunt Transport Services, Inc. .............. 89,513 16,167,838
Knight-Swift Transportation Holdings, Inc. , Class A .. 179,831 9,365,598
Landstar System, Inc. ...................... 39,388 6,923,229
Lyft, Inc. , Class A
(a)
........................ 401,588 5,208,596
Marten Transport Ltd. ...................... 64,095 992,191
Norfolk Southern Corp. ..................... 108,556 27,185,679
Old Dominion Freight Line, Inc.
(b)
.............. 145,866 29,365,743
RXO, Inc.
(a) (b)
............................ 152,501 4,299,003
Ryder System, Inc. ........................ 48,088 7,034,313
Saia, Inc.
(a)
............................. 29,542 14,434,517
Schneider National, Inc. , Class B .............. 52,205 1,476,357
Uber Technologies, Inc.
(a) (b)
.................. 1,565,703 112,808,901
U-Haul Holding Co.
(a) (b)
..................... 10,716 785,804
Union Pacific Corp. ....................... 453,999 105,359,548
Werner Enterprises, Inc. .................... 68,659 2,532,830
XPO, Inc.
(a) (b)
............................ 129,307 16,878,443
395,248,118
a
Marine Transportation  —  2 .1%
Genco Shipping & Trading Ltd. ................ 47,336 745,069
Kirby Corp.
(a)
............................ 64,327 7,382,166
Security Shares Value
a
Marine Transportation (continued)
Matson, Inc. ............................ 37,309 $ 5,778,791
13,906,026
a
Passenger Airlines  —  17 .2%
Alaska Air Group, Inc.
(a)
..................... 140,162 6,715,162
Allegiant Travel Co. ....................... 16,179 1,051,797
American Airlines Group, Inc.
(a)
................ 729,601 9,776,653
Delta Air Lines, Inc. ....................... 622,105 35,596,848
JetBlue Airways Corp.
(a)
.................... 331,387 1,888,906
Joby Aviation, Inc.
(a) (b)
...................... 529,774 2,542,915
SkyWest, Inc.
(a)
.......................... 44,556 4,241,731
Southwest Airlines Co. ..................... 665,666 20,356,066
Sun Country Airlines Holdings, Inc.
(a)
............ 43,577 612,257
United Airlines Holdings, Inc.
(a)
................ 365,336 28,591,195
111,373,530
a
Total Long-Term Investments — 99.9%
(Cost: $ 733,840,561 ) ................................ 647,354,945
a
Short-Term Securities
Money Market Funds  —  4 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(c) (d) (e)
...................... 25,810,132 25,828,199
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.83%
(c) (d)
............................ 613,210 613,210
a
Total Short-Term Securities — 4.1%
(Cost: $ 26,435,076 ) ................................. 26,441,409
Total Investments — 104.0%
(Cost: $ 760,275,637 ) ................................ 673,796,354
Liabilities in Excess of Other Assets — ( 4 .0 ) % ............... (26,038,569)
Net Assets — 100.0% ................................. $ 647,757,785
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 12,352,113 $ 13,470,228
(a)
$ — $ 3,436 $ 2,422 $ 25,828,199 25,810,132 $ 64,889
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 962,718 — (349,508)
(a)
— — 613,210 613,210 34,174 —
$ 3,436 $ 2,422
$ 26,441,409
$ 99,063 $ —

iShares
®
U.S. Transportation ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ........................................................ 3 12/20/24 $ 406 $ (2,558)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 2,558 $ — $ — $ — $ 2,558
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 22,177 $ — $ — $ — $ 22,177
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 6,820 $ — $ — $ — $ 6,820
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,660,625
a

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Transportation ETF

2024
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 647,354,945  $ —  $ —  $ 647,354,945
Short-Term Securities
Money Market Funds ...................................... 26,441,409  —  —  26,441,409
$ 673,796,354  $ —  $ —  $ 673,796,354
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (2,558) $ —  $ —  $ (2,558)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Commercial Services & Supplies  —  10 .3%
Clean Harbors, Inc.
(a) (b)
..................... 52,624 $ 12,169,826
Republic Services, Inc. ..................... 212,170 42,009,660
Stericycle, Inc.
(a)
......................... 95,143 5,848,440
Waste Management, Inc. .................... 414,605 89,492,490
149,520,416
a
Electric Utilities  —  57 .9%
Alliant Energy Corp. ....................... 264,823 15,889,380
American Electric Power Co., Inc. .............. 545,194 53,837,908
Avangrid, Inc. ........................... 73,473 2,623,721
Constellation Energy Corp. .................. 325,572 85,612,413
Duke Energy Corp. ....................... 797,817 91,964,366
Edison International ....................... 393,216 32,400,998
Entergy Corp. ........................... 220,347 34,105,309
Evergy, Inc. ............................. 230,154 13,910,508
Eversource Energy ....................... 363,017 23,904,669
Exelon Corp. ............................ 1,034,284 40,647,361
FirstEnergy Corp. ........................ 595,089 24,892,573
IDACORP, Inc. .......................... 52,190 5,400,621
NextEra Energy, Inc. ...................... 2,126,313 168,510,305
NRG Energy, Inc. ......................... 214,571 19,397,218
OGE Energy Corp. ........................ 206,696 8,265,773
PG&E Corp. ............................ 2,209,731 44,680,761
Pinnacle West Capital Corp. ................. 117,357 10,305,118
PPL Corp. ............................. 763,355 24,854,839
Southern Co. (The) ....................... 1,132,334 103,076,364
Xcel Energy, Inc. ......................... 574,919 38,410,338
842,690,543
a
Gas Utilities  —  2 .2%
Atmos Energy Corp. ....................... 155,475 21,576,821
National Fuel Gas Co. ..................... 94,033 5,691,817
UGI Corp. .............................. 216,575 5,178,308
32,446,946
a
Independent Power and Renewable Electricity Producers  —  4 .4%
AES Corp. (The) ......................... 732,900 12,085,521
Brookfield Renewable Corp. , Class A ........... 139,471 4,265,023
Clearway Energy, Inc. , Class A ................ 36,030 959,839
Clearway Energy, Inc. , Class C ............... 84,583 2,400,466
Security Shares Value
a
Independent Power and Renewable Electricity Producers (continued)
Vistra Corp. ............................ 356,094 $ 44,497,506
64,208,355
a
Multi-Utilities  —  22 .5%
Ameren Corp. ........................... 275,011 23,956,208
CenterPoint Energy, Inc. .................... 654,745 19,334,620
CMS Energy Corp. ........................ 307,615 21,413,080
Consolidated Edison, Inc. ................... 357,991 36,400,525
Dominion Energy, Inc. ...................... 866,335 51,572,923
DTE Energy Co. ......................... 213,683 26,543,702
NiSource, Inc. ........................... 463,522 16,297,434
Public Service Enterprise Group, Inc. ........... 515,466 46,087,815
Sempra ............................... 654,912 54,600,013
WEC Energy Group, Inc. .................... 326,922 31,230,859
327,437,179
a
Water Utilities  —  2 .6%
American Water Works Co., Inc. ............... 201,601 27,843,114
Essential Utilities, Inc. ...................... 260,288 10,047,117
37,890,231
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,351,140,566 ) ............................... 1,454,193,670
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(c) (d) (e)
...................... 1,055,261 1,056,000
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.83%
(c) (d)
............................ 2,265,061 2,265,061
a
Total Short-Term Securities — 0.2%
(Cost: $ 3,321,061 ) .................................. 3,321,061
Total Investments — 100.1%
(Cost: $ 1,354,461,627 ) ............................... 1,457,514,731
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (1,146,823)
Net Assets — 100.0% ................................. $ 1,456,367,908
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Utilities ETF

2024
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 664,452 $ 391,851
(a)
$ — $ (280) $ (23) $ 1,056,000 1,055,261 $ 585
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,148,255 1,116,806
(a)
— — — 2,265,061 2,265,061 55,371 —
$ (280) $ (23)
$ 3,321,061
$ 55,956 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index .......................................................... 23 12/20/24 $ 1,864 $ 17,548
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 17,548 $ — $ — $ — $ 17,548
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 365,001 $ — $ — $ — $ 365,001
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (14,970) $ — $ — $ — $ (14,970)

iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024

Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,670,575
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,454,193,670  $ —  $ —  $ 1,454,193,670
Short-Term Securities
Money Market Funds ...................................... 3,321,061  —  —  3,321,061
$ 1,457,514,731  $ —  $ —  $ 1,457,514,731
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 17,548  $ —  $ —  $ 17,548
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited)
October 31, 2024
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
MSCI KLD 400
Social ETF
iShares
MSCI USA ESG
Select ETF
iShares
U.S. Basic Materials
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 2,201,504,360  $ 4,654,700,410  $ 3,639,333,299  $ 565,870,055
Investments, at value — affiliated
(c)
......................................... 30,184,468  70,281,708  24,082,879  5,373,264
Cash ............................................................. 2,041  962  327  —
Cash pledged:
Futures contracts ................................................... 192,000  738,000  536,000  79,000
Receivables:
Securities lending income — affiliated ..................................... 6,133  8,581  3,584  1,850
Capital shares sold .................................................. —  26,013  —  —
Dividends — unaffiliated .............................................. 1,110,192  3,528,624  2,628,968  700,363
Dividends — affiliated ................................................ 15,332  48,807  34,491  3,980
Total assets ........................................................
2,233,014,526  4,729,333,105  3,666,619,548  572,028,512
LIABILITIES
Collateral on securities loaned ............................................ 20,993,430  31,942,297  15,125,692  4,344,093
Payables:
Investment advisory fees .............................................. 381,577  1,009,432  790,902  190,252
Variation margin on futures contracts ...................................... 73,775  283,750  187,218  19,650
Total liabilities .......................................................
21,448,782  33,235,479  16,103,812  4,553,995
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 2,211,565,744  $ 4,696,097,626  $ 3,650,515,736  $ 567,474,517
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 1,080,961,431  $ 3,100,451,618  $ 3,268,728,498  $ 805,955,001
Accumulated earnings (loss) ............................................. 1,130,604,313  1,595,646,008  381,787,238  (238,480,484)
NET ASSETS .......................................................
$ 2,211,565,744  $ 4,696,097,626  $ 3,650,515,736  $ 567,474,517
NET ASSET VALUE
Shares outstanding ................................................... 15,950,000  43,550,000  30,900,000  3,900,000
Net asset value ...................................................... $ 138.66  $ 107.83  $ 118.14  $ 145.51
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 20,003,357  $ 30,314,532  $ 14,394,309  $ 4,127,228
(b)
Investments, at cost — unaffiliated ....................................... $ 1,038,561,107  $ 3,020,195,451  $ 3,093,359,330  $ 602,288,551
(c)
Investments, at cost — affiliated ......................................... $ 27,127,155  $ 61,331,945  $ 24,075,827  $ 5,372,283

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2024
Statements of Assets and Liabilities
See notes to financial statements.
iShares
U.S. Consumer
Discretionary ETF
iShares
U.S. Consumer
Staples ETF
iShares
U.S. Energy ETF
iShares
U.S. Financial
Services ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 1,023,178,735  $ 1,304,677,491  $ 1,244,184,550  $ 1,433,857,187
Investments, at value — affiliated
(c)
........................................ 6,580,346  5,841,688  7,398,614  40,813,109
Cash ............................................................ 362  —  28,631  18,727
Cash pledged:
Futures contracts .................................................. 69,000  162,000  140,000  187,000
Receivables:
Securities lending income — affiliated .................................... 6,460  588  2,663  380
Dividends — unaffiliated ............................................. 156,739  2,521,123  645,411  1,004,181
Dividends — affiliated ............................................... 4,920  7,748  8,096  11,692
Variation margin on futures contracts ..................................... —  —  13,812  —
Total assets .......................................................
1,029,996,562  1,313,210,638  1,252,421,777  1,475,892,276
LIABILITIES
Collateral on securities loaned ........................................... 5,293,980  3,754,904  5,063,337  1,757,067
Payables:
Investments purchased .............................................. —  1,196,930  —  —
Capital shares redeemed ............................................. —  —  16,605  —
Investment advisory fees ............................................. 333,840  428,466  411,708  470,256
Variation margin on futures contracts ..................................... 14,720  4,183  —  50,273
Total liabilities ......................................................
5,642,540  5,384,483  5,491,650  2,277,596
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 1,024,354,022  $ 1,307,826,155  $ 1,246,930,127  $ 1,473,614,680
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 1,103,486,621  $ 1,385,721,980  $ 1,394,148,755  $ 1,346,817,991
Accumulated earnings (loss) ............................................ (79,132,599) (77,895,825) (147,218,628) 126,796,689
NET ASSETS ......................................................
$ 1,024,354,022  $ 1,307,826,155  $ 1,246,930,127  $ 1,473,614,680
NET ASSET VALUE
Shares outstanding .................................................. 11,750,000  19,150,000  26,750,000  20,000,000
Net asset value ..................................................... $ 87.18  $ 68.29  $ 46.61  $ 73.68
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 5,079,807  $ 3,506,862  $ 4,993,173  $ 1,539,302
(b)
Investments, at cost — unaffiliated ...................................... $ 1,000,748,860  $ 1,323,217,588  $ 1,054,498,398  $ 1,165,813,173
(c)
Investments, at cost — affiliated ........................................ $ 6,573,555  $ 5,841,688  $ 7,398,582  $ 35,712,541

2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2024
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
iShares
U.S. Industrials ETF
iShares
U.S. Technology
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 3,181,847,636  $ 3,298,618,603  $ 1,535,699,956  $ 18,530,998,356
Investments, at value — affiliated
(c)
......................................... 103,673,885  46,641,321  8,860,875  465,329,498
Cash ............................................................. 141,936  117,992  —  17,863
Cash pledged:
Futures contracts ................................................... 533,000  324,999  84,000  166,000
Receivables:
Investments sold ................................................... —  —  3,705,539  —
Securities lending income — affiliated ..................................... 1,150  7,607  1,140  91,633
Capital shares sold .................................................. —  —  —  2,872
Dividends — unaffiliated .............................................. 2,138,291  3,043,419  907,909  2,291,208
Dividends — affiliated ................................................ 32,413  18,692  9,323  31,083
Total assets ........................................................
3,288,368,311  3,348,772,633  1,549,268,742  18,998,928,513
LIABILITIES
Collateral on securities loaned ............................................ 8,547,391  41,627,012  7,195,974  456,091,942
Payables:
Investments purchased ............................................... —  —  3,619,317  —
Capital shares redeemed .............................................. —  —  —  5,744
Investment advisory fees .............................................. 1,040,955  1,098,257  502,725  6,121,174
Variation margin on futures contracts ...................................... 128,679  56,640  23,700  74,800
Total liabilities .......................................................
9,717,025  42,781,909  11,341,716  462,293,660
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 3,278,651,286  $ 3,305,990,724  $ 1,537,927,026  $ 18,536,634,853
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 2,774,361,785  $ 3,054,117,660  $ 1,370,330,156  $ 12,868,385,883
Accumulated earnings ................................................. 504,289,501  251,873,064  167,596,870  5,668,248,970
NET ASSETS .......................................................
$ 3,278,651,286  $ 3,305,990,724  $ 1,537,927,026  $ 18,536,634,853
NET ASSET VALUE
Shares outstanding ................................................... 30,700,000  53,250,000  11,550,000  122,950,000
Net asset value ...................................................... $ 106.80  $ 62.08  $ 133.15  $ 150.77
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 8,337,426  $ 40,255,526  $ 6,937,822  $ 440,871,506
(b)
Investments, at cost — unaffiliated ....................................... $ 2,721,883,370  $ 3,062,360,260  $ 1,314,074,942  $ 14,050,724,229
(c)
Investments, at cost — affiliated ......................................... $ 93,772,095  $ 46,615,383  $ 8,859,822  $ 465,180,028

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2024
Statements of Assets and Liabilities
See notes to financial statements.
iShares
U.S. Transportation
ETF
iShares
U.S. Utilities ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 647,354,945  $ 1,454,193,670
Investments, at value — affiliated
(c)
....................................................................... 26,441,409  3,321,061
Cash ........................................................................................... —  4,414
Cash pledged:
Futures contracts ................................................................................. 17,000  100,000
Receivables:
Securities lending income — affiliated ................................................................... 7,219  6
Dividends — unaffiliated ............................................................................ —  249,948
Dividends — affiliated .............................................................................. 3,179  9,268
Variation margin on futures contracts .................................................................... —  20,010
Total assets ......................................................................................
673,823,752  1,457,898,377
LIABILITIES
Collateral on securities loaned .......................................................................... 25,848,120  1,056,000
Payables:
Investment advisory fees ............................................................................ 213,107  474,469
Variation margin on futures contracts .................................................................... 4,740  —
Total liabilities .....................................................................................
26,065,967  1,530,469
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 647,757,785  $ 1,456,367,908
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 869,072,767  $ 1,331,681,407
Accumulated earnings (loss) ........................................................................... (221,314,982) 124,686,501
NET ASSETS .....................................................................................
$ 647,757,785  $ 1,456,367,908
NET ASSET VALUE
Shares outstanding ................................................................................. 9,350,000  14,400,000
Net asset value .................................................................................... $ 69.28  $ 101.14
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 24,455,627  $ 1,017,544
(b)
Investments, at cost — unaffiliated ..................................................................... $ 733,840,561  $ 1,351,140,566
(c)
Investments, at cost — affiliated ....................................................................... $ 26,435,076  $ 3,321,061

2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended October 31, 2024
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
MSCI KLD 400
Social ETF
iShares
MSCI USA ESG
Select ETF
iShares
U.S. Basic Materials
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 13,603,731  $ 30,332,497  $ 25,582,094  $ 5,761,529
Dividends — affiliated .............................................. 146,637  596,653  171,339  27,033
Interest — unaffiliated .............................................. 5,182  17,264  11,348  1,744
Securities lending income — affiliated — net ............................... 55,460  68,494  26,245  6,224
Foreign taxes withheld ............................................. (4,313) (13,872) (21,948) —
Total investment income ..............................................
13,806,697  31,001,036  25,769,078  5,796,530
EXPENSES
Investment advisory ............................................... 2,049,395  5,768,773  4,494,803  1,172,845
Total expenses .................................................... 2,049,395  5,768,773  4,494,803  1,172,845
Net investment income ...............................................
11,757,302  25,232,263  21,274,275  4,623,685
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (10,556,461) (1,634,853) 43,860,445  (15,857,272)
Investments — affiliated ........................................... 2,626  22,438  14,700  1,422
Futures contracts ............................................... 293,094  734,681  518,559  (36,744)
In-kind redemptions — unaffiliated
(a)
................................... 19,943,789  67,137,405  29,692,288  20,237,872
In-kind redemptions — affiliated
(a)
.................................... 47,116  288,242  —  —
9,730,164  66,547,913  74,085,992  4,345,278
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 232,277,420  437,303,061  354,828,568  12,703,534
Investments — affiliated ........................................... 1,224,999  5,702,661  2,760  (325)
Futures contracts ............................................... 111,003  456,690  244,847  31,563
233,613,422  443,462,412  355,076,175  12,734,772
Net realized and unrealized gain ........................................
243,343,586  510,010,325  429,162,167  17,080,050
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 255,100,888  $ 535,242,588  $ 450,436,442  $ 21,703,735
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2024
Statements of Operations
See notes to financial statements.
iShares
U.S. Consumer
Discretionary ETF
iShares
U.S. Consumer
Staples ETF
iShares
U.S. Energy ETF
iShares
U.S. Financial
Services ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 4,373,328  $ 18,832,091  $ 20,146,225  $ 11,415,072
Dividends — affiliated .............................................. 33,299  56,553  56,049  441,957
Interest — unaffiliated .............................................. 2,030  3,694  6,143  3,347
Securities lending income — affiliated — net ............................... 150,015  19,538  17,247  9,357
Foreign taxes withheld ............................................. (2,785) —  —  (3,650)
Total investment income ..............................................
4,555,887  18,911,876  20,225,664  11,866,083
EXPENSES
Investment advisory ............................................... 1,932,865  2,474,469  2,513,546  2,654,306
Total expenses .................................................... 1,932,865  2,474,469  2,513,546  2,654,306
Net investment income ...............................................
2,623,022  16,437,407  17,712,118  9,211,777
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (18,573,780) (8,105,782) (15,356,667) (1,880,192)
Investments — affiliated ........................................... 9,052  (510) 353  24,159
Futures contracts ............................................... 125,041  102,509  (689,233) 246,656
In-kind redemptions — unaffiliated
(a)
................................... 88,764,621  12,802,069  57,455,141  8,748,051
In-kind redemptions — affiliated
(a)
.................................... —  —  —  155,404
Payments by affiliate ............................................. 2,397  —  —  —
70,327,331  4,798,286  41,409,594  7,294,078
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 39,868,838  19,206,833  (105,253,250) 189,566,738
Investments — affiliated ........................................... (84) —  (1,744) 8,111,006
Futures contracts ............................................... 35,331  (112,220) 42,827  181,787
39,904,085  19,094,613  (105,212,167) 197,859,531
Net realized and unrealized gain (loss) ....................................
110,231,416  23,892,899  (63,802,573) 205,153,609
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 112,854,438  $ 40,330,306  $ (46,090,455) $ 214,365,386
(a)
See Note 2 of the Notes to Financial Statements.

2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2024
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
iShares
U.S. Industrials ETF
iShares
U.S. Technology
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 26,855,206  $ 25,883,033  $ 10,778,658  $ 56,832,046
Dividends — affiliated .............................................. 1,054,118  140,604  63,237  536,112
Interest — unaffiliated .............................................. 11,205  8,391  3,411  32,186
Securities lending income — affiliated — net ............................... 5,402  43,862  10,080  385,249
Foreign taxes withheld ............................................. (7,682) —  (597) —
Total investment income ..............................................
27,918,249  26,075,890  10,854,789  57,785,593
EXPENSES
Investment advisory ............................................... 5,628,736  6,568,287  2,963,420  35,298,804
Interest expense ................................................. 1  8  —  —
Total expenses .................................................... 5,628,737  6,568,295  2,963,420  35,298,804
Net investment income ...............................................
22,289,512  19,507,595  7,891,369  22,486,789
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (5,834,781) (33,300,749) (10,026,240) (40,103,781)
Investments — affiliated ........................................... (86,325) 2,290  7,388  35,737
Futures contracts ............................................... 716,554  537,306  175,192  2,323,307
In-kind redemptions — unaffiliated
(a)
................................... 218,922,254  169,295,870  64,954,194  1,593,956,680
In-kind redemptions — affiliated
(a)
.................................... 3,419,154  —  —  —
217,136,856  136,534,717  55,110,534  1,556,211,943
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 208,081,526  44,562,688  96,625,113  1,193,821,965
Investments — affiliated ........................................... 15,684,891  12,483  (694) 108,991
Futures contracts ............................................... 300,761  (237,472) 47,236  1,049,529
224,067,178  44,337,699  96,671,655  1,194,980,485
Net realized and unrealized gain ........................................
441,204,034  180,872,416  151,782,189  2,751,192,428
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 463,493,546  $ 200,380,011  $ 159,673,558  $ 2,773,679,217
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2024
Statements of Operations
See notes to financial statements.
iShares
U.S. Transportation
ETF
iShares
U.S. Utilities ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 5,417,223  $ 18,545,066
Dividends — affiliated .............................................................................. 34,174  55,371
Interest — unaffiliated .............................................................................. 1,630  4,414
Securities lending income — affiliated — net ............................................................... 64,889  585
Foreign taxes withheld ............................................................................. —  (14,399)
Total investment income ..............................................................................
5,517,916  18,591,037
EXPENSES
Investment advisory ............................................................................... 1,379,585  2,524,696
Interest expense ................................................................................. 78  —
Total expenses .................................................................................... 1,379,663  2,524,696
Net investment income ...............................................................................
4,138,253  16,066,341
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (7,765,435) (8,289,887)
Investments — affiliated ........................................................................... 3,436  (280)
Futures contracts ............................................................................... 22,177  365,001
In-kind redemptions — unaffiliated
(a)
................................................................... 6,644,952  98,122,311
(1,094,870) 90,197,145
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 41,304,506  110,951,155
Investments — affiliated ........................................................................... 2,422  (23)
Futures contracts ............................................................................... 6,820  (14,970)
41,313,748  110,936,162
Net realized and unrealized gain ........................................................................
40,218,878  201,133,307
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 44,357,131  $ 217,199,648
(a)
See Note 2 of the Notes to Financial Statements.

2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
MSCI KLD 400 Social ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 11,757,302  $ 22,281,938  $ 25,232,263  $ 48,107,995
Net realized gain ........................................... 9,730,164  68,419,291  66,547,913  112,686,592
Net change in unrealized appreciation (depreciation) ................... 233,613,422  251,853,949  443,462,412  685,624,437
Net increase in net assets resulting from operations ......................
255,100,888  342,555,178  535,242,588  846,419,024
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(11,486,994)
(b)
(22,333,716) (24,546,881)
(b)
(47,349,666)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
141,815,881  (48,105,275) (61,371,042) (88,761,632)
NET ASSETS
Total increase in net assets ...................................... 385,429,775  272,116,187  449,324,665  710,307,726
Beginning of period ...........................................
1,826,135,969  1,554,019,782  4,246,772,961  3,536,465,235
End of period ...............................................
$ 2,211,565,744  $ 1,826,135,969  $ 4,696,097,626  $ 4,246,772,961
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI USA ESG Select ETF
iShares
U.S. Basic Materials ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 21,274,275  $ 55,965,154  $ 4,623,685  $ 12,368,731
Net realized gain ........................................... 74,085,992  570,435,915  4,345,278  31,246,922
Net change in unrealized appreciation (depreciation) ................... 355,076,175  174,529,789  12,734,772  10,307,656
Net increase in net assets resulting from operations ......................
450,436,442  800,930,858  21,703,735  53,923,309
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(21,737,854)
(b)
(55,311,905) (4,671,103)
(b)
(12,753,032)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ............
(111,340,723) (672,488,910) (98,367,109) (307,802,344)
NET ASSETS
Total increase (decrease) in net assets .............................. 317,357,865  73,130,043  (81,334,477) (266,632,067)
Beginning of period ...........................................
3,333,157,871  3,260,027,828  648,808,994  915,441,061
End of period ...............................................
$ 3,650,515,736  $ 3,333,157,871  $ 567,474,517  $ 648,808,994
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Consumer Discretionary ETF
iShares
U.S. Consumer Staples ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 2,623,022  $ 5,740,770  $ 16,437,407  $ 37,889,253
Net realized gain ........................................... 70,327,331  33,790,485  4,798,286  22,981,387
Net change in unrealized appreciation (depreciation) ................... 39,904,085  115,716,955  19,094,613  (99,896,605)
Net increase (decrease) in net assets resulting from operations ..............
112,854,438  155,248,210  40,330,306  (39,025,965)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(2,827,286)
(b)
(5,773,517) (17,526,111)
(b)
(39,211,431)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(83,375,398) 149,627,644  17,734,479  (465,854,689)
NET ASSETS
Total increase (decrease) in net assets .............................. 26,651,754  299,102,337  40,538,674  (544,092,085)
Beginning of period ...........................................
997,702,268  698,599,931  1,267,287,481  1,811,379,566
End of period ...............................................
$ 1,024,354,022  $ 997,702,268  $ 1,307,826,155  $ 1,267,287,481
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Energy ETF
iShares
U.S. Financial Services ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 17,712,118  $ 36,492,046  $ 9,211,777  $ 20,866,049
Net realized gain (loss) ....................................... 41,409,594  133,838,544  7,294,078  (40,968,779)
Net change in unrealized appreciation (depreciation) ................... (105,212,167) (29,257,815) 197,859,531  296,758,840
Net increase (decrease) in net assets resulting from operations ..............
(46,090,455) 141,072,775  214,365,386  276,656,110
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(17,500,036)
(b)
(36,089,290) (9,085,119)
(b)
(21,038,122)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ............
(36,263,415) (313,311,666) (14,512,175) (175,128,452)
NET ASSETS
Total increase (decrease) in net assets .............................. (99,853,906) (208,328,181) 190,768,092  80,489,536
Beginning of period ...........................................
1,346,784,033  1,555,112,214  1,282,846,588  1,202,357,052
End of period ...............................................
$ 1,246,930,127  $ 1,346,784,033  $ 1,473,614,680  $ 1,282,846,588
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 22,289,512  $ 37,534,130  $ 19,507,595  $ 39,522,577
Net realized gain ........................................... 217,136,856  5,288,438  136,534,717  260,708,154
Net change in unrealized appreciation (depreciation) ................... 224,067,178  436,921,541  44,337,699  (130,143,287)
Net increase in net assets resulting from operations ......................
463,493,546  479,744,109  200,380,011  170,087,444
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(19,656,359)
(b)
(34,613,837) (19,578,014)
(b)
(39,003,986)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
304,191,853  256,516,293  (144,428,884) (123,458,383)
NET ASSETS
Total increase in net assets ...................................... 748,029,040  701,646,565  36,373,113  7,625,075
Beginning of period ...........................................
2,530,622,246  1,828,975,681  3,269,617,611  3,261,992,536
End of period ...............................................
$ 3,278,651,286  $ 2,530,622,246  $ 3,305,990,724  $ 3,269,617,611
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Industrials ETF
iShares
U.S. Technology ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 7,891,369  $ 13,135,750  $ 22,486,789  $ 33,654,696
Net realized gain ........................................... 55,110,534  31,391,923  1,556,211,943  2,387,466,513
Net change in unrealized appreciation (depreciation) ................... 96,671,655  181,399,328  1,194,980,485  1,658,644,316
Net increase in net assets resulting from operations ......................
159,673,558  225,927,001  2,773,679,217  4,079,765,525
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(6,923,301)
(b)
(13,000,334) (23,246,927)
(b)
(53,062,094)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(182,940,908) 178,508,033  40,837,979  1,166,343,871
NET ASSETS
Total increase (decrease) in net assets .............................. (30,190,651) 391,434,700  2,791,270,269  5,193,047,302
Beginning of period ...........................................
1,568,117,677  1,176,682,977  15,745,364,584  10,552,317,282
End of period ...............................................
$ 1,537,927,026  $ 1,568,117,677  $ 18,536,634,853  $ 15,745,364,584
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Transportation ETF
iShares
U.S. Utilities ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 4,138,253  $ 11,836,033  $ 16,066,341  $ 23,516,613
Net realized gain (loss) ....................................... (1,094,870) 82,287,403  90,197,145  19,235,996
Net change in unrealized appreciation (depreciation) ................... 41,313,748  33,574,178  110,936,162  (23,096,053)
Net increase in net assets resulting from operations ......................
44,357,131  127,697,614  217,199,648  19,656,556
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(4,086,035)
(b)
(12,090,918) (15,884,999)
(b)
(22,951,390)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(254,255,141) (76,395,634) 339,176,911  (82,377,699)
NET ASSETS
Total increase (decrease) in net assets .............................. (213,984,045) 39,211,062  540,491,560  (85,672,533)
Beginning of period ...........................................
861,741,830  822,530,768  915,876,348  1,001,548,881
End of period ...............................................
$ 647,757,785  $ 861,741,830  $ 1,456,367,908  $ 915,876,348
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Dow Jones U.S. ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of period ......
$ 122.56  $ 101.24  $ 101.26  $ 105.12  $ 71.50  $ 73.44
Net investment income
(b)
.............. 0.77  1.48  1.43  1.23  1.19  1.28
Net realized and unrealized gain (loss)
(c)
....
16.07  21.33  (0.01) (3.87) 33.68  (1.75)
Net increase (decrease) from investment
operations ........................
16.84  22.81  1.42  (2.64) 34.87  (0.47)
Distributions from net investment income
(d)
.... (0.74)
(e)
(1.49) (1.44) (1.22) (1.25) (1.47)
Net asset value, end of period ...........
$ 138.66  $ 122.56  $ 101.24  $ 101.26  $ 105.12  $ 71.50
Total Return
(f)
– – – – – –
Based on net asset value ...............
13.76%
(g)
22.68% 1.50% (2.61)% 49.18% (0.63)%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0.20%
(i)
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income .................
1.15%
(i)
1.31% 1.48% 1.11% 1.35% 1.72%
Supplemental Data
Net assets, end of period (000) ...........
$ 2,211,566  $ 1,826,136  $ 1,554,020  $ 1,559,426  $ 1,613,580  $ 1,158,276
Portfolio turnover rate
(j)
.................
2% 3% 4% 4% 4% 4%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI KLD 400 Social ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of period .......
$ 96.19  $ 78.33  $ 78.64  $ 80.24  $ 55.03  $ 54.88
Net investment income
(b)
............... 0.58  1.08  1.05  0.92  0.86  0.90
Net realized and unrealized gain (loss)
(c)
.....
11.62  17.84  (0.31) (1.61) 25.19  0.14
Net increase (decrease) from investment
operations .........................
12.20  18.92  0.74  (0.69) 26.05  1.04
Distributions from net investment income
(d)
..... (0.56)
(e)
(1.06) (1.05) (0.91) (0.84) (0.89)
Net asset value, end of period ............
$ 107.83  $ 96.19  $ 78.33  $ 78.64  $ 80.24  $ 55.03
Total Return
(f)
– – – – – –
Based on net asset value ................
12.70%
(g)
24.31% 1.03% (0.95)% 47.69% 1.95%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0.25%
(i)
0.25% 0.25% 0.25% 0.25% 0.25%
Net investment income ..................
1.10%
(i)
1.23% 1.40% 1.07% 1.27% 1.61%
Supplemental Data
Net assets, end of period (000) ............
$ 4,696,098  $ 4,246,773  $ 3,536,465  $ 3,613,714  $ 3,109,465  $ 1,793,824
Portfolio turnover rate
(j)
..................
1% 5% 4% 6% 5% 6%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA ESG Select ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of period .......
$ 104.49  $ 88.35  $ 88.58  $ 92.11  $ 61.68  $ 61.08
Net investment income
(b)
............... 0.68  1.36  1.32  1.09  1.03  1.00
Net realized and unrealized gain (loss)
(c)
.....
13.67  16.11  (0.26) (3.54) 30.38  0.65
Net increase (decrease) from investment
operations .........................
14.35  17.47  1.06  (2.45) 31.41  1.65
Distributions from net investment income
(d)
..... (0.70)
(e)
(1.33) (1.29) (1.08) (0.98) (1.05)
Net asset value, end of period ............
$ 118.14  $ 104.49  $ 88.35  $ 88.58  $ 92.11  $ 61.68
Total Return
(f)
– – – – – –
Based on net asset value ................
13.75%
(g)
19.90% 1.30% (2.77)% 51.29% 2.76%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0.25%
(i)
0.25% 0.25% 0.25% 0.25% 0.25%
Net investment income ..................
1.19%
(i)
1.41% 1.55% 1.11% 1.31% 1.61%
Supplemental Data
Net assets, end of period (000) ............
$ 3,650,516  $ 3,333,158  $ 3,260,028  $ 3,662,646  $ 3,057,931  $ 1,289,055
Portfolio turnover rate
(j)
..................
9% 16% 18% 19% 27% 13%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Basic Materials ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Net asset value, beginning of period ......
$ 141.05  $ 130.78  $ 140.79  $ 131.01  $ 81.27  $ 94.03
Net investment income
(a)
.............. 1.09  2.35  2.65  2.16  1.78  1.65
Net realized and unrealized gain (loss)
(b)
....
4.48  10.37  (9.96) 9.70  49.62  (12.42)
Net increase (decrease) from investment
operations ........................
5.57  12.72  (7.31) 11.86  51.40  (10.77)
Distributions from net investment income
(c)
.... (1.11)
(d)
(2.45) (2.70) (2.08) (1.66) (1.99)
Net asset value, end of period ...........
$ 145.51  $ 141.05  $ 130.78  $ 140.79  $ 131.01  $ 81.27
Total Return
(e)
– – – – – –
Based on net asset value ...............
3.96%
(f)
9.85% (5.07)% 9.13% 63.81% (11.59)%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0.38%
(h)
0.39% 0.40% 0.39% 0.41% 0.43%
Net investment income .................
1.51%
(h)
1.78% 2.09% 1.60% 1.64% 1.83%
Supplemental Data
Net assets, end of period (000) ...........
$ 567,475  $ 648,809  $ 915,441  $ 1,126,326  $ 779,484  $ 256,007
Portfolio turnover rate
(i)
.................
10% 11% 30% 47% 28% 11%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Consumer Discretionary ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of period .....
$ 77.64  $ 64.39  $ 66.68  $ 78.01  $ 51.17  $ 54.31
Net investment income
(b)
............. 0.22  0.49  0.42  0.31  0.44  0.52
Net realized and unrealized gain (loss)
(c)
...
9.56  13.26  (2.28) (11.31) 26.82  (3.11)
Net increase (decrease) from investment
operations .......................
9.78  13.75  (1.86) (11.00) 27.26  (2.59)
Distributions from net investment income
(d)
... (0.24)
(e)
(0.50) (0.43) (0.33) (0.42) (0.55)
Net asset value, end of period ..........
$ 87.18  $ 77.64  $ 64.39  $ 66.68  $ 78.01  $ 51.17
Total Return
(f)
– – – – – –
Based on net asset value ..............
12.60%
(g) (h)
21.42% (2.75)% (14.16)% 53.48% (4.79)%
Ratios to Average Net Assets
(i)
– – – – – –
Total expenses .....................
0.38%
(j)
0.39% 0.40% 0.39% 0.41% 0.43%
Net investment income ................
0.52%
(j)
0.68% 0.68% 0.39% 0.67% 0.96%
Supplemental Data
Net assets, end of period (000) ..........
$ 1,024,354  $ 997,702  $ 698,600  $ 856,866  $ 1,583,666  $ 798,171
Portfolio turnover rate
(k)
................
12% 11% 27% 45% 20% 31%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Not annualized.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Consumer Staples ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of period ......
$ 66.88  $ 69.00  $ 68.79  $ 60.66  $ 39.79  $ 41.14
Net investment income
(b)
.............. 0.87  1.67  1.62  1.27  0.81  0.92
Net realized and unrealized gain (loss)
(c)
....
1.46  (2.04) 0.08  7.94  20.86  (1.27)
Net increase (decrease) from investment
operations ........................
2.33  (0.37) 1.70  9.21  21.67  (0.35)
Distributions from net investment income
(d)
.... (0.92)
(e)
(1.75) (1.49) (1.08) (0.80) (1.00)
Net asset value, end of period ...........
$ 68.29  $ 66.88  $ 69.00  $ 68.79  $ 60.66  $ 39.79
Total Return
(f)
– – – – – –
Based on net asset value ...............
3.50%
(g)
(0.40)% 2.65% 15.33% 54.87% (0.86)%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0.38%
(i)
0.40% 0.40% 0.39% 0.41% 0.43%
Net investment income .................
2.54%
(i)
2.57% 2.46% 1.99% 1.57% 2.22%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,307,826  $ 1,267,287  $ 1,811,380  $ 1,134,954  $ 691,548  $ 471,555
Portfolio turnover rate
(j)
.................
6% 8% 6% 33% 4% 5%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Energy ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Net asset value, beginning of period .......
$ 48.89  $ 44.56  $ 39.92  $ 26.40  $ 20.06  $ 35.96
Net investment income
(a)
............... 0.65  1.24  1.49  1.07  0.80  1.02
Net realized and unrealized gain (loss)
(b)
.....
(2.28) 4.33  4.77  13.56  6.36  (14.81)
Net increase (decrease) from investment
operations .........................
(1.63) 5.57  6.26  14.63  7.16  (13.79)
Distributions from net investment income
(c)
..... (0.65)
(d)
(1.24) (1.62) (1.11) (0.82) (2.11)
Net asset value, end of period ............
$ 46.61  $ 48.89  $ 44.56  $ 39.92  $ 26.40  $ 20.06
Total Return
(e)
– – – – – –
Based on net asset value ................
(3.32)%
(f)
12.71% 15.97% 56.56% 37.20% (39.91)%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0.38%
(h)
0.39% 0.40% 0.39% 0.41% 0.42%
Net investment income ..................
2.70%
(h)
2.76% 3.40% 3.38% 3.62% 3.42%
Supplemental Data
Net assets, end of period (000) ............
$ 1,246,930  $ 1,346,784  $ 1,555,112  $ 3,552,781  $ 2,102,459  $ 459,456
Portfolio turnover rate
(i)
..................
8% 10% 11% 17% 15% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Financial Services ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of period ......
$ 63.51  $ 51.38  $ 54.32  $ 60.91  $ 38.45  $ 45.36
Net investment income
(b)
.............. 0.46  0.97  1.02  0.92  0.84  0.86
Net realized and unrealized gain (loss)
(c)
....
10.16  12.13  (2.83) (6.64) 22.41  (6.90)
Net increase (decrease) from investment
operations ........................
10.62  13.10  (1.81) (5.72) 23.25  (6.04)
Distributions from net investment income
(d)
.... (0.45)
(e)
(0.97) (1.13) (0.87) (0.79) (0.87)
Net asset value, end of period ...........
$ 73.68  $ 63.51  $ 51.38  $ 54.32  $ 60.91  $ 38.45
Total Return
(f)
– – – – – –
Based on net asset value ...............
16.80%
(g)
25.76% (3.29)% (9.57)% 61.14% (13.46)%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0.38%
(i)
0.39% 0.40% 0.39% 0.41% 0.42%
Net investment income .................
1.33%
(i)
1.72% 1.93% 1.46% 1.85% 1.90%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,473,615  $ 1,282,847  $ 1,202,357  $ 2,029,031  $ 1,635,325  $ 865,166
Portfolio turnover rate
(j)
.................
2% 18% 4% 5% 7% 7%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Financials ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of period ......
$ 91.19  $ 73.16  $ 75.81  $ 80.18  $ 53.39  $ 62.97
Net investment income
(b)
.............. 0.76  1.50  1.45  1.20  1.09  1.17
Net realized and unrealized gain (loss)
(c)
....
15.51  17.93  (2.71) (4.38) 26.76  (9.55)
Net increase (decrease) from investment
operations ........................
16.27  19.43  (1.26) (3.18) 27.85  (8.38)
Distributions from net investment income
(d)
.... (0.66)
(e)
(1.40) (1.39) (1.19) (1.06) (1.20)
Net asset value, end of period ...........
$ 106.80  $ 91.19  $ 73.16  $ 75.81  $ 80.18  $ 53.39
Total Return
(f)
– – – – – –
Based on net asset value ...............
17.91%
(g)
26.82% (1.62)% (4.11)% 52.80% (13.47)%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0.38%
(i)
0.39% 0.40% 0.39% 0.41% 0.42%
Net investment income .................
1.51%
(i)
1.86% 1.94% 1.42% 1.72% 1.85%
Supplemental Data
Net assets, end of period (000) ...........
$ 3,278,651  $ 2,530,622  $ 1,828,976  $ 2,099,949  $ 2,353,202  $ 1,233,235
Portfolio turnover rate
(j)
.................
2% 6% 14% 24% 9% 6%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Healthcare ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of period .......
$ 58.81  $ 56.24  $ 54.62  $ 52.62  $ 42.50  $ 37.63
Net investment income
(b)
............... 0.36  0.70  0.64  0.57  0.53  0.50
Net realized and unrealized gain
(c)
.........
3.27  2.56  1.62  2.00  10.17  4.88
Net increase from investment operations ......
3.63  3.26  2.26  2.57  10.70  5.38
Distributions from net investment income
(d)
..... (0.36)
(e)
(0.69) (0.64) (0.57) (0.58) (0.51)
Net asset value, end of period ............
$ 62.08  $ 58.81  $ 56.24  $ 54.62  $ 52.62  $ 42.50
Total Return
(f)
– – – – – –
Based on net asset value ................
6.18%
(g)
5.84% 4.21% 4.86% 25.40% 14.44%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0.38%
(i)
0.39% 0.40% 0.39% 0.41% 0.43%
Net investment income ..................
1.14%
(i)
1.23% 1.18% 1.03% 1.13% 1.25%
Supplemental Data
Net assets, end of period (000) ............
$ 3,305,991  $ 3,269,618  $ 3,261,993  $ 2,826,782  $ 2,565,039  $ 2,432,933
Portfolio turnover rate
(j)
..................
3% 5% 3% 7% 6% 5%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Industrials ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of period ......
$ 120.16  $ 99.72  $ 97.59  $ 110.26  $ 68.98  $ 79.12
Net investment income
(b)
.............. 0.64  1.16  1.07  0.89  0.90  1.03
Net realized and unrealized gain (loss)
(c)
....
12.92  20.45  2.09  (12.64) 41.28  (10.11)
Net increase (decrease) from investment
operations ........................
13.56  21.61  3.16  (11.75) 42.18  (9.08)
Distributions from net investment income
(d)
.... (0.57)
(e)
(1.17) (1.03) (0.92) (0.90) (1.06)
Net asset value, end of period ...........
$ 133.15  $ 120.16  $ 99.72  $ 97.59  $ 110.26  $ 68.98
Total Return
(f)
– – – – – –
Based on net asset value ...............
11.31%
(g)
21.80% 3.32% (10.75)% 61.51% (11.57)%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0.38%
(i)
0.39% 0.40% 0.39% 0.41% 0.42%
Net investment income .................
1.02%
(i)
1.06% 1.11% 0.81% 0.99% 1.32%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,537,927  $ 1,568,118  $ 1,176,683  $ 1,249,092  $ 1,697,961  $ 682,848
Portfolio turnover rate
(j)
.................
3% 4% 4% 26% 5% 4%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Technology ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of period .......
$ 128.17  $ 93.05  $ 89.60  $ 92.98  $ 58.58  $ 50.85
Net investment income
(b)
............... 0.18  0.30  0.39  0.25  0.37  0.48
Net realized and unrealized gain (loss)
(c)
.....
22.61  35.29  3.50  (3.33) 34.42  7.75
Net increase (decrease) from investment
operations .........................
22.79  35.59  3.89  (3.08) 34.79  8.23
Distributions from net investment income
(d)
..... (0.19)
(e)
(0.47) (0.44) (0.30) (0.39) (0.50)
Net asset value, end of period ............
$ 150.77  $ 128.17  $ 93.05  $ 89.60  $ 92.98  $ 58.58
Total Return
(f)
– – – – – –
Based on net asset value ................
17.78%
(g)
38.28% 4.41% (3.35)% 59.56% 16.34%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0.38%
(i)
0.39% 0.40% 0.39% 0.41% 0.43%
Net investment income ..................
0.24%
(i)
0.26% 0.46% 0.24% 0.47% 0.89%
Supplemental Data
Net assets, end of period (000) ............
$ 18,536,635  $ 15,745,365  $ 10,552,317  $ 7,338,434  $ 7,257,255  $ 4,862,141
Portfolio turnover rate
(j)
..................
5% 11% 10% 13% 12% 16%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Transportation ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of period ......
$ 64.31  $ 55.58  $ 60.74  $ 67.43  $ 37.44  $ 48.77
Net investment income
(b)
.............. 0.38  0.78  0.76  0.52  0.49  0.64
Net realized and unrealized gain (loss)
(c)
....
4.97  8.76  (5.15) (6.66) 29.97  (11.28)
Net increase (decrease) from investment
operations ........................
5.35  9.54  (4.39) (6.14) 30.46  (10.64)
Distributions from net investment income
(d)
.... (0.38)
(e)
(0.81) (0.77) (0.55) (0.47) (0.69)
Net asset value, end of period ...........
$ 69.28  $ 64.31  $ 55.58  $ 60.74  $ 67.43  $ 37.44
Total Return
(f)
– – – – – –
Based on net asset value ...............
8.35%
(g)
17.23% (7.18)% (9.18)% 81.75% (21.92)%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0.38%
(i)
0.39% 0.40% 0.39% 0.41% 0.42%
Net investment income .................
1.15%
(i)
1.25% 1.37% 0.80% 0.90% 1.40%
Supplemental Data
Net assets, end of period (000) ...........
$ 647,758  $ 861,742  $ 822,531  $ 1,178,276  $ 2,144,306  $ 456,765
Portfolio turnover rate
(j)
.................
5% 11% 13% 72% 80% 35%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Utilities ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of period ......
$ 85.60  $ 85.24  $ 87.48  $ 82.62  $ 71.20  $ 74.36
Net investment income
(b)
.............. 1.15  2.21  2.00  1.98  2.10  2.10
Net realized and unrealized gain (loss)
(c)
....
15.46  0.31  (2.15) 4.95  11.60  (3.06)
Net increase (decrease) from investment
operations ........................
16.61  2.52  (0.15) 6.93  13.70  (0.96)
Distributions from net investment income
(d)
.... (1.07)
(e)
(2.16) (2.09) (2.07) (2.28) (2.20)
Net asset value, end of period ...........
$ 101.14  $ 85.60  $ 85.24  $ 87.48  $ 82.62  $ 71.20
Total Return
(f)
– – – – – –
Based on net asset value ...............
19.47%
(g)
3.18% (0.15)% 8.52% 19.66% (1.39)%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0.38%
(i)
0.39% 0.40% 0.39% 0.41% 0.43%
Net investment income .................
2.43%
(i)
2.76% 2.33% 2.35% 2.78% 2.70%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,456,368  $ 915,876  $ 1,001,549  $ 970,990  $ 822,092  $ 875,673
Portfolio turnover rate
(j)
.................
2% 4% 3% 14% 5% 4%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft:  Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
Dow Jones U.S. ...................................................................................................... Diversified
MSCI KLD 400 Social .................................................................................................. Diversified
MSCI USA ESG Select ................................................................................................. Diversified
U.S. Basic Materials ................................................................................................... Non-diversified
U.S. Consumer Discretionary ............................................................................................. Diversified
U.S. Consumer Staples ................................................................................................ Non-diversified
U.S. Energy ........................................................................................................ Non-diversified
U.S. Financial Services ................................................................................................. Non-diversified
U.S. Financials ...................................................................................................... Diversified
U.S. Healthcare ...................................................................................................... Non-diversified
U.S. Industrials ...................................................................................................... Diversified
U.S. Technology ..................................................................................................... Non-diversified
U.S. Transportation ................................................................................................... Non-diversified
U.S. Utilities ........................................................................................................ Non-diversified

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical asset or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Dow Jones U.S.
Barclays Bank PLC ............................................... $ 1,559,060 $ (1,559,060) $ — $ —
Barclays Capital, Inc. ............................................. 1,215,603 (1,215,603) — —
BNP Paribas SA ................................................. 953,322 (953,322) — —
BofA Securities, Inc. .............................................. 3,943,134 (3,943,134) — —
Citigroup Global Markets, Inc. ........................................ 1,743,659 (1,642,265) — 101,394
Deutsche Bank Securities, Inc. ....................................... 5,440 (5,440) — —
Goldman Sachs & Co. LLC ......................................... 2,817,176 (2,817,176) — —
HSBC Bank PLC ................................................ 2,904 (2,904) — —
J.P. Morgan Securities LLC ......................................... 416,569 (416,569) — —
Jefferies LLC ................................................... 18,927 (18,927) — —
Morgan Stanley ................................................. 2,502,282 (2,502,282) — —
National Financial Services LLC ...................................... 305,366 (305,366) — —
Natixis SA ..................................................... 1,360 (1,360) — —
Pershing LLC ................................................... 45,592 (45,592) — —
RBC Capital Markets LLC .......................................... 1,537 (1,537) — —
Scotia Capital (USA), Inc. .......................................... 428,821 (428,821) — —
SG Americas Securities LLC ........................................ 1,218,616 (1,218,616) — —
State Street Bank & Trust Co. ........................................ 423,716 (423,716) — —
UBS AG ...................................................... 1,139,461 (1,139,461) — —
Wells Fargo Bank NA ............................................. 1,260,812 (1,260,812) — —
$ 20,003,357 $ (19,901,963)
$ —
$ 101,394
a
MSCI KLD 400 Social
Barclays Bank PLC ............................................... 112,308 (112,308) — —
Barclays Capital, Inc. ............................................. 1,250,465 (1,250,465) — —
BNP Paribas SA ................................................. 3,741,168 (3,741,168) — —
BofA Securities, Inc. .............................................. 1,001,542 (1,001,542) — —
Citadel Clearing LLC .............................................. 3,963,850 (3,963,850) — —
Citigroup Global Markets, Inc. ........................................ 199,905 (199,905) — —
Goldman Sachs & Co. LLC ......................................... 1,797,656 (1,797,656) — —
HSBC Bank PLC ................................................ 2,214 (2,214) — —
J.P. Morgan Securities LLC ......................................... 705,127 (705,127) — —
Jefferies LLC ................................................... 618,774 (618,774) — —
Morgan Stanley ................................................. 11,766,079 (11,766,079) — —
SG Americas Securities LLC ........................................ 2,558,787 (2,558,787) — —
UBS AG ...................................................... 1,618,467 (1,618,467) — —
Wells Fargo Bank NA ............................................. 978,190 (978,190) — —
$ 30,314,532 $ (30,314,532)
$ —
$ —
a

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA ESG Select
Barclays Bank PLC ............................................... $ 4,893 $ (4,893) $ — $ —
Barclays Capital, Inc. ............................................. 6,913,971 (6,913,971) — —
BNP Paribas SA ................................................. 339,027 (339,027) — —
BofA Securities, Inc. .............................................. 5,198,199 (5,198,199) — —
Citadel Clearing LLC .............................................. 787,424 (787,424) — —
J.P. Morgan Securities LLC ......................................... 717,585 (717,585) — —
Morgan Stanley ................................................. 13,859 (13,859) — —
Wells Fargo Bank NA ............................................. 419,351 (419,351) — —
$ 14,394,309 $ (14,394,309)
$ —
$ —
a
U.S. Basic Materials
BNP Paribas SA ................................................. 26,310 (26,310) — —
BofA Securities, Inc. .............................................. 268,069 (268,069) — —
Citigroup Global Markets, Inc. ........................................ 1,320,066 (1,320,066) — —
Goldman Sachs & Co. LLC ......................................... 294,712 (294,712) — —
J.P. Morgan Securities LLC ......................................... 5,829 (5,829) — —
National Financial Services LLC ...................................... 1,121,400 (1,121,400) — —
State Street Bank & Trust Co. ........................................ 1,090,842 (1,090,842) — —
$ 4,127,228 $ (4,127,228)
$ —
$ —
a
U.S. Consumer Discretionary
Barclays Bank PLC ............................................... 738,596 (738,596) — —
Barclays Capital, Inc. ............................................. 952,543 (952,543) — —
BNP Paribas SA ................................................. 450,723 (450,723) — —
BofA Securities, Inc. .............................................. 4,838 (4,838) — —
Goldman Sachs & Co. LLC ......................................... 728,323 (728,323) — —
J.P. Morgan Securities LLC ......................................... 7,729 (7,729) — —
Morgan Stanley ................................................. 2,187,299 (2,187,299) — —
Nomura Securities International, Inc. ................................... 8,925 (8,925) — —
UBS AG ...................................................... 722 (722) — —
Wells Fargo Securities LLC ......................................... 109 (109) — —
$ 5,079,807 $ (5,079,807)
$ —
$ —
a
U.S. Consumer Staples
HSBC Bank PLC ................................................ 3,230,261 (3,230,261) — —
Wells Fargo Bank NA ............................................. 276,601 (276,601) — —
$ 3,506,862 $ (3,506,862)
$ —
$ —
a
U.S. Energy
Goldman Sachs & Co. LLC ......................................... 3,768 (3,768) — —
Morgan Stanley ................................................. 393,033 (393,033) — —
Toronto-Dominion Bank ............................................ 4,596,372 (4,596,372) — —
$ 4,993,173 $ (4,993,173)
$ —
$ —
a
U.S. Financial Services
Citadel Clearing LLC .............................................. 575,752 (575,752) — —
Citigroup Global Markets, Inc. ........................................ 18,700 (18,700) — —
HSBC Bank PLC ................................................ 11,050 (11,050) — —
National Financial Services LLC ...................................... 1,700 (1,700) — —
Wells Fargo Securities LLC ......................................... 932,100 (932,100) — —
$ 1,539,302 $ (1,539,302)
$ —
$ —
a
U.S. Financials
Citadel Clearing LLC .............................................. 1,371,125 (1,371,125) — —
Goldman Sachs & Co. LLC ......................................... 2,576 (2,576) — —
J.P. Morgan Securities LLC ......................................... 6,783,161 (6,783,161) — —
National Financial Services LLC ...................................... 850 (850) — —
Natixis SA ..................................................... 179,714 (179,714) — —
$ 8,337,426 $ (8,337,426)
$ —
$ —
a

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Healthcare
BNP Paribas SA ................................................. $ 14,678,950 $ (14,678,950) $ — $ —
BofA Securities, Inc. .............................................. 443,922 (443,922) — —
Goldman Sachs & Co. LLC ......................................... 999,994 (999,994) — —
HSBC Bank PLC ................................................ 53,012 (49,936) — 3,076
J.P. Morgan Securities LLC ......................................... 3,339,121 (3,339,121) — —
Morgan Stanley ................................................. 11,254,551 (11,254,551) — —
Nomura Securities International, Inc. ................................... 28,728 (28,728) — —
SG Americas Securities LLC ........................................ 1,303,634 (1,303,634) — —
State Street Bank & Trust Co. ........................................ 2,602,276 (2,602,276) — —
Wells Fargo Bank NA ............................................. 5,551,338 (5,551,338) — —
$ 40,255,526 $ (40,252,450)
$ —
$ 3,076
a
U.S. Industrials
Barclays Bank PLC ............................................... 1,444,360 (1,444,360) — —
Barclays Capital, Inc. ............................................. 2,460,523 (2,460,523) — —
Goldman Sachs & Co. LLC ......................................... 51,780 (51,780) — —
J.P. Morgan Securities LLC ......................................... 2,931,660 (2,931,660) — —
RBC Capital Markets LLC .......................................... 30,298 (30,298) — —
Virtu Americas LLC ............................................... 19,201 (19,201) — —
$ 6,937,822 $ (6,937,822)
$ —
$ —
a
U.S. Technology
Barclays Bank PLC ............................................... 8,712,841 (8,712,841) — —
Barclays Capital, Inc. ............................................. 10,222,759 (10,222,759) — —
BNP Paribas SA ................................................. 12,427,178 (12,427,178) — —
BofA Securities, Inc. .............................................. 9,154,197 (9,154,197) — —
Citigroup Global Markets, Inc. ........................................ 622,871 (622,871) — —
Goldman Sachs & Co. LLC ......................................... 133,928,191 (133,928,191) — —
J.P. Morgan Securities LLC ......................................... 3,922,961 (3,886,001) — 36,960
Jefferies LLC ................................................... 471,447 (471,447) — —
Morgan Stanley ................................................. 21,986,960 (21,986,960) — —
National Financial Services LLC ...................................... 1,508,828 (1,508,828) — —
Natixis SA ..................................................... 16,099,562 (16,099,562) — —
RBC Capital Markets LLC .......................................... 4,346,637 (4,346,637) — —
Scotia Capital (USA), Inc. .......................................... 29,941 (29,941) — —
SG Americas Securities LLC ........................................ 3,266,826 (3,266,826) — —
State Street Bank & Trust Co. ........................................ 2,538,660 (2,528,325) — 10,335
Toronto-Dominion Bank ............................................ 259,350 (258,993) — 357
UBS AG ...................................................... 18,642,199 (18,642,199) — —
Wells Fargo Bank NA ............................................. 191,482,156 (191,482,156) — —
Wells Fargo Securities LLC ......................................... 1,247,942 (1,247,942) — —
$ 440,871,506 $ (440,823,854)
$ —
$ 47,652
a
U.S. Transportation
Barclays Bank PLC ............................................... 1,609,965 (1,609,965) — —
BNP Paribas SA ................................................. 1,044,240 (1,044,240) — —
BofA Securities, Inc. .............................................. 527,049 (527,049) — —
Goldman Sachs & Co. LLC ......................................... 671,348 (671,348) — —
J.P. Morgan Securities LLC ......................................... 542,642 (542,642) — —
Morgan Stanley ................................................. 2,472,834 (2,472,834) — —
National Financial Services LLC ...................................... 1,474,989 (1,474,989) — —
UBS AG ...................................................... 14,190,308 (14,190,308) — —
UBS Securities LLC .............................................. 20,132 (20,132) — —
Wells Fargo Securities LLC ......................................... 1,902,120 (1,902,120) — —
$ 24,455,627 $ (24,455,627)
$ —
$ —
a
U.S. Utilities
Wells Fargo Bank NA ............................................. 1,017,544 (1,017,544) — —
$ 1,017,544 $ (1,017,544)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to each Fund, except for the iShares Dow Jones U.S, iShares MSCI KLD 400 Social and iShares MSCI USA ESG Select ETFs, BFA is
entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for
(b)
The market value of the loaned securities is determined as of October 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
Dow Jones U.S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
MSCI KLD 400 Social . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
MSCI USA ESG Select . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3400
Over $40 billion, up to and including $50 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3300
Over $50 billion, up to and including $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3100
Over $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2945

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended October 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
During the six months ended October 31, 2024, iShares U.S. Consumer Discretionary ETF received a reimbursement of $2,397 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
iShares ETF Amounts
Dow Jones U.S. ..................................................................................................... $ 17,233
MSCI KLD 400 Social ................................................................................................. 21,542
MSCI USA ESG Select ................................................................................................ 11,007
U.S. Basic Materials .................................................................................................. 2,229
U.S. Consumer Discretionary ............................................................................................ 39,353
U.S. Consumer Staples ............................................................................................... 5,081
U.S. Energy ....................................................................................................... 5,209
U.S. Financial Services ................................................................................................ 3,916
U.S. Financials ..................................................................................................... 2,245
U.S. Healthcare ..................................................................................................... 17,709
U.S. Industrials ..................................................................................................... 4,228
U.S. Technology .................................................................................................... 153,441
U.S. Transportation .................................................................................................. 19,641
U.S. Utilities ....................................................................................................... 250
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Dow Jones U.S. .................................................................... $ 4,367,640 $ 6,279,487 $ (6,704,287)
MSCI KLD 400 Social ................................................................ 10,313,006 11,183,032 (728,120)
MSCI USA ESG Select ............................................................... 115,059,008 60,277,658 3,395,526
U.S. Basic Materials ................................................................. 44,978,401 34,731,160 (7,143,307)
U.S. Consumer Discretionary ........................................................... 40,169,286 58,597,721 (9,638,948)
U.S. Consumer Staples .............................................................. 41,678,334 23,340,467 (4,088,434)
U.S. Energy ...................................................................... 71,646,081 12,691,573 (12,966,386)
U.S. Financial Services ............................................................... 4,074,695 3,516,886 (1,833,610)
U.S. Financials .................................................................... 28,116,202 11,574,700 (3,785,829)
U.S. Healthcare .................................................................... 43,819,027 10,860,513 (30,493,269)
U.S. Industrials .................................................................... 16,644,084 21,777,435 (4,494,564)
U.S. Technology ................................................................... 529,076,240 774,253,570 (24,190,673)
U.S. Transportation ................................................................. 12,965,218 6,327,773 (3,518,019)
U.S. Utilities ...................................................................... 7,665,268 6,631,488 (7,801,145)

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended October 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Purchases Sales
Dow Jones U.S. ................................................................................... $ 42,376,480 $ 40,720,328
MSCI KLD 400 Social ............................................................................... 51,278,226 50,989,949
MSCI USA ESG Select .............................................................................. 319,537,928 322,667,106
U.S. Basic Materials ................................................................................ 63,965,176 64,324,857
U.S. Consumer Discretionary .......................................................................... 119,847,886 120,367,536
U.S. Consumer Staples ............................................................................. 72,397,593 72,687,890
U.S. Energy ..................................................................................... 100,064,832 101,358,686
U.S. Financial Services .............................................................................. 26,135,727 26,104,360
U.S. Financials ................................................................................... 57,156,063 53,661,394
U.S. Healthcare ................................................................................... 89,861,923 89,674,745
U.S. Industrials ................................................................................... 54,055,191 52,760,703
U.S. Technology .................................................................................. 1,070,460,723 877,752,530
U.S. Transportation ................................................................................ 48,732,189 37,380,818
U.S. Utilities ..................................................................................... 24,663,698 23,803,105
iShares ETF In-kind Purchases In-kind Sales
Dow Jones U.S. ................................................................................... $ 167,860,123  $ 26,726,403
MSCI KLD 400 Social ............................................................................... 57,890,132  119,018,602
MSCI USA ESG Select .............................................................................. 17,232,622  128,339,389
U.S. Basic Materials ................................................................................ 43,901,099  142,015,365
U.S. Consumer Discretionary .......................................................................... 300,725,291  383,959,618
U.S. Consumer Staples ............................................................................. 151,038,349  133,273,450
U.S. Energy ..................................................................................... 143,599,205  179,419,774
U.S. Financial Services .............................................................................. 29,643,715  44,007,156
U.S. Financials ................................................................................... 1,059,448,175  759,451,965
U.S. Healthcare ................................................................................... 313,945,187  458,116,700
U.S. Industrials ................................................................................... 51,407,713  233,679,602
U.S. Technology .................................................................................. 2,812,912,352  2,772,006,799
U.S. Transportation ................................................................................ 511,955,732  765,574,488
U.S. Utilities ..................................................................................... 864,562,205  526,502,461

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
As of April 30, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Dow Jones U.S. ......................................................................................................
$ (34,599,904)
MSCI KLD 400 Social ..................................................................................................
(95,741,442)
MSCI USA ESG Select .................................................................................................
(236,097,242)
U.S. Basic Materials ...................................................................................................
(205,601,792)
U.S. Consumer Discretionary .............................................................................................
(166,133,707)
U.S. Consumer Staples ................................................................................................
(65,219,295)
U.S. Energy ........................................................................................................
(348,471,334)
U.S. Financial Services .................................................................................................
(153,747,436)
U.S. Financials ......................................................................................................
(186,542,054)
U.S. Healthcare ......................................................................................................
(110,482,793)
U.S. Industrials ......................................................................................................
(107,527,418)
U.S. Technology .....................................................................................................
(348,542,647)
U.S. Transportation ...................................................................................................
(130,557,412)
U.S. Utilities ........................................................................................................
(64,494,507)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dow Jones U.S. ............................................... $ 1,078,195,776  $ 1,210,771,534  $ (57,278,016) $ 1,153,493,518
MSCI KLD 400 Social ........................................... 3,104,733,847  1,809,039,327  (188,752,465) 1,620,286,862
MSCI USA ESG Select .......................................... 3,122,498,588  698,958,215  (158,002,326) 540,955,889
U.S. Basic Materials ............................................ 609,147,380  38,414,369  (76,331,484) (37,917,115)
U.S. Consumer Discretionary ...................................... 1,013,035,967  134,235,067  (117,492,937) 16,742,130
U.S. Consumer Staples ......................................... 1,331,912,140  84,088,673  (105,574,071) (21,485,398)
U.S. Energy ................................................. 1,092,397,717  226,039,200  (66,783,388) 159,255,812
U.S. Financial Services .......................................... 1,203,370,784  305,185,249  (33,764,524) 271,420,725
U.S. Financials ............................................... 2,820,861,565  522,372,906  (57,537,173) 464,835,733
U.S. Healthcare ............................................... 3,122,106,392  549,391,081  (326,641,593) 222,749,488
U.S. Industrials ............................................... 1,326,200,748  316,364,646  (98,001,443) 218,363,203
U.S. Technology .............................................. 14,536,037,571  5,020,125,491  (559,849,657) 4,460,275,834
U.S. Transportation ............................................ 763,518,092  17,110,748  (106,835,044) (89,724,296)
U.S. Utilities ................................................. 1,359,262,463  139,187,351  (40,917,535) 98,269,816

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service.  Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in a capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Six Months Ended
10/31/24
Year Ended
04/30/24
iShares ETF Shares  Amount  Shares  Amount
Dow Jones U.S.
Shares sold .............................................. 1,250,000  $ 168,646,824  500,000  $ 54,080,238
Shares redeemed .......................................... (200,000) (26,830,943) (950,000) (102,185,513)
1,050,000  $ 141,815,881  (450,000) $ (48,105,275)
MSCI KLD 400 Social
Shares sold .............................................. 550,000  $ 58,227,841  1,900,000  $ 166,540,184
Shares redeemed .......................................... (1,150,000) (119,598,883) (2,900,000) (255,301,816)
(600,000) $ (61,371,042) (1,000,000) $ (88,761,632)
MSCI USA ESG Select
Shares sold .............................................. 150,000  $ 17,298,286  24,050,000  $ 2,176,161,906
Shares redeemed .......................................... (1,150,000) (128,639,009) (29,050,000) (2,848,650,816)
(1,000,000) $ (111,340,723) (5,000,000) $ (672,488,910)
U.S. Basic Materials
Shares sold .............................................. 300,000  $ 44,001,219  2,200,000  $ 301,941,533
Shares redeemed .......................................... (1,000,000) (142,368,328) (4,600,000) (609,743,877)
(700,000) $ (98,367,109) (2,400,000) $ (307,802,344)
U.S. Consumer Discretionary
Shares sold .............................................. 3,600,000  $ 301,241,030  5,300,000  $ 381,831,787
Shares redeemed .......................................... (4,700,000) (384,616,428) (3,300,000) (232,204,143)
(1,100,000) $ (83,375,398) 2,000,000  $ 149,627,644
U.S. Consumer Staples
Shares sold .............................................. 2,150,000  $ 151,497,853  2,800,000
(a)
$ 186,682,821
Shares redeemed .......................................... (1,950,000) (133,763,374) (10,100,000)
(a)
(652,537,510)
200,000  $ 17,734,479  (7,300,000) $ (465,854,689)
U.S. Energy
Shares sold .............................................. 3,000,000  $ 143,910,571  2,600,000  $ 120,728,213
Shares redeemed .......................................... (3,800,000) (180,173,986) (9,950,000) (434,039,879)
(800,000) $ (36,263,415) (7,350,000) $ (313,311,666)
U.S. Financial Services
Shares sold .............................................. 450,000  $ 29,823,595  2,050,000
(a)
$ 109,728,520
Shares redeemed .......................................... (650,000) (44,335,770) (5,250,000)
(a)
(284,856,972)
(200,000) $ (14,512,175) (3,200,000) $ (175,128,452)
U.S. Financials
Shares sold .............................................. 10,500,000  $ 1,072,299,587  6,800,000  $ 567,819,901
Shares redeemed .......................................... (7,550,000) (768,107,734) (4,050,000) (311,303,608)
2,950,000  $ 304,191,853  2,750,000  $ 256,516,293
U.S. Healthcare
Shares sold .............................................. 5,000,000  $ 314,829,746  11,550,000
(b)
$ 674,305,942
Shares redeemed .......................................... (7,350,000) (459,258,630) (13,950,000)
(b)
(797,764,325)
(2,350,000) $ (144,428,884) (2,400,000) $ (123,458,383)
U.S. Industrials
Shares sold .............................................. 400,000  $ 51,592,874  3,900,000  $ 446,883,571
Shares redeemed .......................................... (1,900,000) (234,533,782) (2,650,000) (268,375,538)
(1,500,000) $ (182,940,908) 1,250,000  $ 178,508,033

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
10/31/24
Year Ended
04/30/24
iShares ETF Shares Amount Shares Amount
U.S. Technology
Shares sold .............................................. 18,900,000  $ 2,816,587,872  48,600,000  $ 5,713,567,223
Shares redeemed .......................................... (18,800,000) (2,775,749,893) (39,150,000) (4,547,223,352)
100,000  $ 40,837,979  9,450,000  $ 1,166,343,871
U.S. Transportation
Shares sold .............................................. 7,700,000  $ 513,011,292  24,550,000
(c)
$ 1,534,828,039
Shares redeemed .......................................... (11,750,000) (767,266,433) (25,950,000)
(c)
(1,611,223,673)
(4,050,000) $ (254,255,141) (1,400,000) $ (76,395,634)
U.S. Utilities
Shares sold .............................................. 9,350,000  $ 867,218,881  2,250,000  $ 180,378,001
Shares redeemed .......................................... (5,650,000) (528,041,970) (3,300,000) (262,755,700)
3,700,000  $ 339,176,911  (1,050,000) $ (82,377,699)
(a)
Share transactions prior to the close of trading on March 6, 2024 have been retroactively adjusted to reflect a three-for-one stock split.
(b)
Share transactions prior to the close of trading on March 6, 2024 have been retroactively adjusted to reflect a five-for-one stock split.
(c)
Share transactions prior to the close of trading on March 6, 2024 have been retroactively adjusted to reflect a four-for-one stock split.

Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

2024
iShares Semi-Annual Financial Statements and Additional Information
iShares Dow Jones U.S. ETF, iShares MSCI KLD 400 Social ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
iShares MSCI USA ESG Select ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
iShares U.S. Basic Materials ETF, iShares U.S. Consumer Discretionary ETF, iShares U.S. Consumer Staples ETF, iShares U.S. Energy ETF, iShares U.S. Financial
Services ETF, iShares U.S. Financials ETF, iShares U.S. Industrials ETF, iShares U.S. Technology ETF, iShares U.S. Transportation ETF, iShares U.S. Utilities ETF
(each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to

Board Review and Approval of Investment Advisory Contract
(continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Healthcare ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, MSCI Inc., or S&P Dow Jones
Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: December 20, 2024

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: December 20, 2024